As filed with the Securities and Exchange Commission on September 20, 2007
Securities Act File No. 333-56881
Investment Company Act File No. 811-8817

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 81	☑

and/or

Registration Statement Under The Investment Company Act Of 1940	☑

Amendment No. 85
(Check appropriate box or boxes)	☑
ING EQUITY TRUST
(Exact Name of Registrant Specified in Charter)
7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr.	With copies to:
ING Investments, LLC	Jeffrey S. Puretz, Esq.
7337 E. Doubletree Ranch Road	Dechert, LLP
Scottsdale, AZ 85258	1775 I Street, N.W.
(Name and Address of Agent for Service)	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)

☑	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐ This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING EQUITY TRUST (“REGISTRANT”)
CONTENTS OF REGISTRATION STATEMENT
This Registration Statement consists of the following papers and documents:
*	Cover Sheet

*	Contents of Registration Statement

*	Explanatory Note

*	Supplement dated December 4, 2007

*	Registrant’s ING Equity Dividend Fund — Class A, Class B and Class C Prospectus

*	Registrant’s ING Equity Dividend Fund — Class I Prospectus

*	Registrant’s Related Statement of Additional Information

*	Part C

*	Signature Page

ING EQUITY TRUST
EXPLANATORY NOTE
     This Post-Effective Amendment No. 81 to the Registration Statement (“Amendment”) on Form N-1A for ING Equity Trust (“Registrant”) is being filed under Rule 485(a) under the Securities Act of 1933, as amended, for the purpose of registering a new series of the Registrant – ING Equity Dividend Fund.

Supplement dated December 4, 2007
to the current Prospectuses of
ING Equity Trust (“Registrant”)
The Prospectuses for the Registrant are hereby supplemented with the following information relating to “Information Regarding Trading of ING’s U.S. Mutual Funds.”
Information Regarding Trading of ING’s U.S. Mutual Funds
As discussed in earlier supplements, ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Boards that it and its affiliates have cooperated fully with each request.
In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.
Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.
Based on the internal review, Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.
In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.
In addition to the arrangements discussed above, Investments reported to the Boards that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:
•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.
For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.
Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas.

2

Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.
•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.
Other Regulatory Matters.
The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the “NH Bureau”) concerning their administration of the New Hampshire state employees deferred compensation plan.
On October 10, 2006, an affiliate of Investments entered into an assurance of discontinuance with the NYAG (the “NYAG Agreement”) regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust (“NYSUT”) and the sale of

3

their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of Investments, without admitting or denying the NYAG’s findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG’s office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the “One-Page Disclosure”). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.
In addition, on the same date, these affiliates of Investments entered into a consent agreement with the NH Bureau (the “NH Agreement”) to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of Investments, without admitting or denying the NH Bureau’s claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.
Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.
These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.
In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.
At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

4

Prospectus

Prospectus

December 4, 2007

Class A, Class B and Class C

■ ING Equity Dividend Fund

This Prospectus contains important information about investing in Class A, Class B and Class C shares of ING Equity Dividend Fund. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Fund will achieve its investment objective. As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

What’s Inside

Investment Objective Principal Investment Strategies Risks What you pay to invest

These pages contain a description of the Fund included in this Prospectus, including the Fund’s investment objective, principal investment strategies and risks.

You’ll also find:

What you pay to invest. A list of the fees and expenses you pay — both directly and indirectly — when you invest in a Fund.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Introduction to the Fund

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the risks and principal investment strategies associated with the Fund. You should consult the Statement of Additional Information (“SAI”) for a complete list of the investment strategies and risks.
If you have any questions about the Fund, please call your investment professional or us at 1-800-992-0180.
This Prospectus is designed to help you make informed decisions about your investments.
Equity Fund

ING offers ING Equity Dividend Fund (“Fund”). This Fund focuses on growth of capital by investing primarily in a portfolio of equity securities of dividend-paying companies.

It may be a suitable investment if you:

•	are investing for the long-term — at least several years;

•	are seeking dividend income in addition to capital growth; and

•	are willing to accept higher risk in exchange for the potential for long-term growth.

 If you have any questions, please call 1-800-992-0180.
Introduction to the Fund       1

Adviser
ING Investments, LLC
Sub-Adviser

ING Investment Management Co.

ING Equity Dividend Fund

Investment Objective

The Fund seeks growth of capital and current income. The Fund’s investment objective is not fundamental and may be changed without a shareholder vote.
Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in a portfolio of equity securities of dividend paying companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Equity securities include common and preferred stocks, warrants and convertible securities. The Fund invests primarily in companies with a market capitalization in excess of $1 billion. The Fund may invest in foreign securities including companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.
The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the average dividend yield of the companies included in the Russell 1000 Value Indexsm.
The Sub-Adviser uses a quantitative screening process to assist in the selection of companies according to the following criteria:

•	An above average dividend yield and the stability and growth of the dividend yield.

•	Market capitalization that is usually above $1 billion (although the Fund may also invest in companies with market capitalization ranges of any size).

•	Growth of the dividend over several years.
The Sub-Adviser may from time-to-time select securities that do not meet all of these criteria.
In addition, the Sub-Adviser conducts intensive, fundamental research on each company to evaluate their growth, profitability and valuation characteristics.
The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Risks

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:
Price Volatility — the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to the factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.
Market Trends — from time to time, the stock market may not favor the dividend paying securities in which the Fund invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.
Dividend Risk — Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such stock. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. In such an event, the yield on the Fund’s dividend-paying equity securities would be adversely affected.
Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.
Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.
Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.
Inability to Sell Securities — convertible securities, securities of small-sized and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.
A more detailed discussion of the risks associated with investing in the Fund is available in the “More Information About Risks” section.
2      ING Equity Dividend Fund

ING Equity Dividend Fund

How the fund has performed
Since the Fund had not commenced operations as of December 31, 2006, there is no performance information included in this Prospectus. Please visit the Fund’s website at www.ingfunds.com to obtain performance information once it is available.
 If you have any questions, please call 1-800-992-0180.
ING Equity Dividend Fund       3

What You Pay to Invest

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and the estimated operating expenses for the Fund. Actual expenses paid by the Fund may vary from year to year.
Fees You Pay Directly

	Class A(1)		Class B		Class C

Maximum sales charge on your investment (as a % of offering price)	5.75	(2)	none		none
Maximum deferred sales charge (as a % of purchase or sales price, whichever is less)	none	(3)	5.00	(4)	1.00	(5)

(1)	The Fund does not impose any front-end sales charge (load) on reinvested dividends or distributions.
(2)	Reduced for purchases of $50,000 and over. Please see page 7.
(3)	A contingent deferred sales charge (“CDSC”) of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 7.
(4)	A CDSC is imposed upon redemptions within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 8.
(5)	A CDSC is imposed upon redemptions within 1 year from purchase. Please see page 8.
Operating Expenses Paid Each Year by the Funds(1)
(as a % of average net assets)
Class A

			Distribution			Total		Net
			and Service		Acquired Fund	Fund		Fund
		Management	(12b-1)	Other	Fees and	Operating	Waivers and	Operating
Fund		Fees	Fees	Expenses(2)	Expenses(3)	Expenses	Reimbursements(4)	Expenses

ING Equity Dividend	%		0.25
Class B

			Distribution			Total		Net
			and Service		Acquired Fund	Fund		Fund
		Management	(12b-1)	Other	Fees and	Operating	Waivers and	Operating
Fund		Fees	Fees	Expenses(2)	Expenses(3)	Expenses	Reimbursements(4)	Expenses

ING Equity Dividend	%		1.00
Class C

			Distribution			Total		Net
			and Service		Acquired Fund	Fund		Fund
		Management	(12b-1)	Other	Fees and	Operating	Waivers and	Operating
Fund		Fees	Fees	Expenses(2)	Expenses(3)	Expenses	Reimbursements(4)	Expenses

ING Equity Dividend	%		1.00

(1)	These tables show the estimated operating expenses for the Fund by class as a ratio of expenses to average daily net assets. The Fund had not commenced operations as of the date of this Prospectus, therefore, “Other Expenses” are estimated for the current fiscal year.

(2)	ING Funds Services, LLC receives an annual administrative fee equal to 0.10% of the Fund’s average daily net assets.

(3)	The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly. These fees and expenses include the Fund’s pro rata shares of the cumulative expenses charged by the Acquired Funds in which the Fund invests. The fees and expenses will vary based on the Fund’s allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in “Net Fund Operating Expenses”.

(4)	ING Investments, LLC, the investment adviser to the Fund, has entered into a written expense limitation agreement with the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commissions and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Fund’s expenses proposed to be waived or reimbursed during the ensuing fiscal year by ING Investments, LLC is shown under the heading “Waivers and Reimbursements.” The expense limit will continue through at least , . The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC or the Fund provides written notice of a termination of the expense limitation agreement within 90 days of the end of the then-current term or upon termination of the investment management agreement. For more information regarding the expense limitation agreement, please see the Statement of Additional Information.

4      What You Pay to Invest

What You Pay to Invest

 Examples(1)

The Examples that follow are intended to help you compare the cost of investing in the Class A, Class B and Class C shares of the Fund with the cost of investing in other mutual funds. Each Example assumes that you invested $10,000, that you reinvested all your dividends, that the Fund earned an average annual return of 5.00%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate — actual expenses and performance may vary.
Class A

Fund		1 Year	3 Years

ING Equity Dividend	$
Class B

		If you sell		If you don’t sell
		your shares		your shares

Fund		1 Year	3 Years	1 Year	3 Years

ING Equity Dividend	$
Class C

		If you sell		If you don’t sell
		your shares		your shares

Fund		1 Year	3 Years	1 Year	3 Years

ING Equity Dividend	$

(1)	The Examples reflect the expense limitation agreement/waivers for the one-year period and the first year of the three-year period.
 If you have any questions, please call 1-800-992-0180.
What You Pay to Invest       5

Shareholder Guide	Choosing a Share Class

ING PURCHASE OPTIONS
You may select from up to four separate classes of shares: Class A, Class B, Class C and Class I shares. Class I shares are not offered in this Prospectus.
Class A

•	Front-end sales charge, as described on the next page.

•	Distribution and service (12b-1) fees of 0.25%.
Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (12b-1) fees of 1.00%.

•	A contingent deferred sales charge (“CDSC”), as described on page 8.

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.
Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.
When choosing between classes, you should carefully consider:

•	How long you plan to hold shares of the Fund;

•	The amount of your investment;

•	The expenses you’ll pay for each class, including ongoing annual expenses along with the initial sales charge or the CDSC; and

•	Whether you qualify for any sales charge discounts.
The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares and Class C shares pay correspondingly lower dividends and may have a lower net asset value (“NAV”) than Class A shares.
Class B shares and Class C shares are not intended for purchase in excess of $100,000 and $1,000,000, respectively. Purchase orders from an individual investor for Class B shares in excess of $100,000 and for Class C shares in excess of $1,000,000 will be declined.
Because the Fund may not be able to identify an individual investor’s trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in Class B shares does not exceed $100,000 and your investment in Class C shares does not exceed $1,000,000. The Fund cannot ensure that it will identify purchase orders that would cause your investment in Class B shares or Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the appropriate share class for you.
You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. The Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The SAI discusses specific classes of investors who may be eligible for a reduced sales charge. In addition, more information regarding sales charges and applicable breakpoints may be found on the Fund’s website by going to www.ingfunds.com, clicking on the “Fund Information” link, and then using the “Shareholder Guides” link found under the “Related Topics” section and selecting the appropriate Fund link. Finally, there are classes that are not available in this Prospectus that may be more appropriate for you. Please review the disclosure about all of the available Fund classes carefully. Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for that share class.
Distribution and Shareholder Service Fees
To pay for the cost of promoting the Fund and servicing your shareholder accounts, Class A, Class B and Class C shares of the Fund have adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Because the fees are paid on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
How We Compensate Intermediaries for Selling ING Mutual Funds
ING mutual funds are distributed by ING Funds Distributor, LLC (“Distributor”). The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each ING mutual fund also has an investment adviser (“Adviser”) which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively,
6      Shareholder Guide

Choosing a Share Class	Shareholder Guide

“ING”) may compensate an intermediary for selling ING mutual funds.
Only persons licensed with the Financial Industry Regulatory Authority (“FNRA”) as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.
The Fund’s Adviser or Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Because the Fund is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.
The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions, including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in ING mutual funds; or (2) a percentage of that entity’s gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer’s satisfaction of the required conditions, be periodic and may be up to (1) 0.30% per annum of the value of the Fund’s shares held by the broker-dealer’s customers or (2) 0.20% of the value of the Fund’s shares sold by the broker-dealer during a particular period. In accordance with these practices, if you invested $10,000, the Distributor could pay a maximum of $30 for that sale. If that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $20 on those assets.
The Fund’s Adviser or Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds, including affiliated companies. This may take the form of cash incentives and non-cash compensation, and may include but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by that broker-dealer for their customers. Sub-Advisers of a Fund may contribute to non-cash compensation arrangements.
Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.
The top 23 firms we paid to sell our mutual funds, as of the end of the last calendar year are: Advest Inc.; AG Edwards & Sons; Charles Schwab & Co Inc.; Citigroup; Directed Services, LLC; Financial Network Investment Corporation; First Clearing LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.; ING Financial Partners Inc.; Legg Mason Wood Walker Inc.; Linsco/ Private Ledger Corporation; Merrill Lynch; Morgan Stanley Dean Witter; National Financial Services Corporation; Oppenheimer & Co; Pershing Sweep; Primevest Financial Services Inc.; Raymond James Financial Services; RBC Dain Rauscher Inc; UBS Financial Services Inc.; Wachovia Securities Inc.; and Wells Fargo Investments.
Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.
SALES CHARGE CALCULATION
Class A
Class A shares of the Fund are sold subject to the following sales charge:

	As a % of the
	offering	As a % of net
Your Investment	price(4)	asset value
Less than $50,000	5.75	6.10
$50,000 – $99,999	4.50	4.71
$100,000 – $249,999	3.50	3.63
$250,000 – $499,999	2.50	2.56
$500,000 – $999,999	2.00	2.04
$1,000,000 and over	See below

(1)	The term “offering price” includes the front-end sales charge.
Investments of $1 Million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, except as described below, the shares will be subject to a CDSC if they are redeemed within
 If you have any questions, please call 1-800-992-0180.
Shareholder Guide       7

Shareholder Guide	Choosing a Share Class

one or two years of purchase, depending on the amount of the purchase, as follows:

		Period during which
Your investment	CDSC	CDSC applies
$1,000,000 – $2,499,999	1.00%	2 years
$2,500,000 – $4,999,999	0.50%	1 year
$5,000,000 and over	0.25%	1 year
Class B and Class C
Class B and Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:
Class B Deferred Sales Charge

CDSC on shares
Years after purchase	being sold
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	none
Class C Deferred Sales Charge

CDSC on shares
Years after purchase	being sold
1st year	1.00%
After 1st year	none
To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund will first redeem shares in your account that are not subject to a CDSC and then will sell shares that have the lowest CDSC.
There is no CDSC on certain shares acquired through the reinvestment of dividends and capital gains distributions.
Sales Charge Reductions and Waivers
Reduced or Waived Front-End Sales Charges. You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

•	Letter of Intent — lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once.

•	Rights of Accumulation — lets you add the value of shares of any open-end ING Fund (excluding ING Money Market Fund and ING Classic Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

•	Combination Privilege — shares held by investors in the ING Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.
In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:

•	Reinstatement Privilege — If you sell Class A of the Fund (or shares of other ING Funds managed by ING Investments, LLC) and reinvest any of the proceeds in Class A shares of another ING Fund within 90 days. For additional information regarding the reinstatement privilege, contact a Shareholder Services Representative, or see the SAI; or

•	Purchases by Certain Accounts — Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker dealers and other financial intermediaries.
See the Account Application or the SAI for details, or contact your investment professional or a Shareholder Services Representative for more information.
CDSC Waivers. If you notify the Transfer Agent at the time of redemption, the CDSC for each class will be waived in the following cases:

•	Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•	For Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder’s account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

•	Mandatory distributions from an employer sponsored tax-deferred retirement plan or an Individual Retirement Account (“IRA”). However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

•	Reinvestment of dividends and capital gains distributions.
If you think you may be eligible for a CDSC waiver, contact your investment professional or a Shareholder Services Representative.
Reinstatement Privilege. If you sell Class A, Class B or Class C shares of the Fund, you may be eligible for a full or prorated credit of CDSCs paid on the sale when you make an investment up to the same amount you redeemed in the same share class if it occurs within 90 days of the eligible sale. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your investment professional or a Shareholder Services Representative, or see the SAI for more information.
8      Shareholder Guide

How to Purchase Shares	Shareholder Guide

Purchase of Shares
The minimum initial investment amounts for the Fund are as follows:

•	Non-retirement accounts: $1,000

•	Retirement accounts: $250

•	Pre-Authorized Investment Plan: $1,000 to open; you must invest at least $100 a month.

•	Certain omnibus accounts (accounts of investors who purchase fund shares through certain financial intermediaries where the share holdings are held in the name of the financial intermediary): $250
There are no investment minimums for any subsequent investments.
Make your investment using the methods outlined in the table on the right.
The Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a U.S. bank) generally will not be accepted. The Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum initial investment amount can increase operating expenses of the Fund. The Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).
Customer Identification
To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
What this means for you: The Fund, the Distributor, or a third-party selling you the Fund must obtain the following information for each person that opens an account:

•	Name;

•	Date of birth (for individuals);

•	Physical residential address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.
You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.
Federal law prohibits the Fund, the Distributor and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time.

	Initial	Additional
Method	Investment	Investment
By Contacting Your Investment Professional	An investment professional with an authorized firm can help you establish and maintain your account.	Visit or consult an investment professional.
By Mail	Visit or consult an investment professional. Make your check payable to the ING Funds and mail it, along with a completed Account Application. Please indicate your investment professional on the New Account Application.	Fill out the Account Additions form included on the bottom of your account statement along with your check payable to the ING Funds and mail them to the address on the account statement. Remember to write your account number on the check.

By Wire	Call the ING Operations Department at (800) 992-0180 and select Option 4 to obtain an account number and indicate your investment professional on the account.

Instruct your bank to wire funds to the Fund in the care of:

State Street Bank and Trust Company
ABA #101003621
Kansas City, MO
credit to:

(the Fund)
A/C #751-8315; for further credit
to:
Shareholder
A/C #

(A/C # you received over the telephone)
Shareholder Name:

(Your Name Here)

After wiring funds you must complete the Account Application and send it to:

ING Funds
P.O. Box 219368
Kansas City, MO
	64121-6368	Wire the funds in the same manner described under “Initial Investment.”
 If you have any questions, please call 1-800-992-0180.
Shareholder Guide       9

Shareholder Guide	How to Purchase Shares

Frequent Trading — Market Timing
The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder’s or retirement plan participant’s intermediary, that the Fund determines not to be in the best interest of the Fund.
The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.
Because the Fund invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Fund’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares, which negatively affects long-term shareholders.
The Fund’s Board of Trustees (“Board”) has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. Consistent with this policy, the Fund monitors trading activity. Shareholders may make exchanges among their accounts with ING Funds four (4) times each year. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes. Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be subject to these limits. On January 1 of each year, the restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Fund reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if, after consultation with appropriate compliance personnel, it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The Fund also reserves the right to modify the frequent trading-market timing policy at any time without prior notice, depending on the needs of the Fund and/or state or federal regulatory requirements.
If an activity is identified as problematic after further investigation, the Fund reserves the right to take any necessary action to deter such activity. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund’s frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.
Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, in enforcing such restrictions, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.
Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, variable insurance products, trusts and fee-based program accounts. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The ability of the Fund to monitor exchanges made by the underlying shareholders in omnibus accounts maintained by financial intermediaries therefore is severely limited. Consequently, the Fund must rely on the financial intermediaries to monitor frequent, short-term trading within the Fund by their customers. The Fund seeks assurances from the financial intermediary that it has procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the Fund will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity. The Fund seeks to implement the policies and procedures described above through instructions to the Fund’s administrator, ING Funds Services, LLC.
Retirement Plans
The Fund has available prototype qualified retirement plans for corporations and self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company (“SSB”) acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.
10      Shareholder Guide

How to Redeem Shares	Shareholder Guide

You may redeem shares by using the methods outlined in the table on the right.
Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.
Systematic Withdrawal Plan
You may elect to make periodic withdrawals from your account on a regular basis.

•	Your account must have a current value of at least $10,000.

•	Minimum withdrawal amount is $100.

•	You may choose from monthly, quarterly, semi-annual or annual payments.
For additional information, contact a Shareholder Services Representative, or refer to the Account Application or the SAI.
Payments
Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.
The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1.00% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

Method	Procedures
By Contacting Your Investment Professional	You may redeem shares by contacting your investment professional. Investment professionals may charge for their services in connection with your redemption request, but neither the Fund nor the Distributor impose any such charge.

By Mail	Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

ING Funds P.O. Box 219368 Kansas City, MO 64121-6368

If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone — Expedited Redemption	You may redeem shares by telephone on all accounts other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call a Shareholder Services Representative at (800) 992-0180.

Receiving Proceeds By Check:

You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with ING Funds for at least 30 days.

Receiving Proceeds By Wire:

You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.
 If you have any questions, please call 1-800-992-0180.
Shareholder Guide       11

Shareholder Guide	Transaction Policies

Net Asset Value
The NAV per share for each class of the Fund is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.
In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Fund will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund’s NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.
When market quotations are not available or are deemed unreliable, the Fund will use a fair value for the security that is determined in accordance with procedures adopted by a Fund’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•	Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•	Securities of an issuer that has entered into a restructuring;

•	Securities whose trading has been halted or suspended;

•	Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•	Securities that are restricted as to transfer or resale.
The Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Fund’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Fund’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.
Price of Shares
When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable CDSC. Exchange orders are effected at NAV.
Execution of Requests
Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under “How to Purchase Shares” have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.
You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.
Telephone Orders
The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.
12      Shareholder Guide

Transaction Policies	Shareholder Guide

Exchanges
You may exchange shares of the Fund for shares of the same class of any other ING Fund, except for ING Corporate Leaders Trust Fund, without paying any additional sales charge. However, for Class A shares of ING Money Market Fund and ING Classic Money Market Fund, for which no sales charge was paid, you must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of a Fund that at the time you acquired the shares was a Nicholas-Applegate mutual fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.
The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.
If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for ING Senior Income Fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for not less than 5.00% of its outstanding common shares. If more than 5.00% of ING Senior Income Fund’s common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.
In addition to the Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.
You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days’ prior written notice to shareholders.
CDSC on Exchanges into ING Senior Income Fund
You are not required to pay an applicable CDSC upon an exchange from the Fund into ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by the Fund, the Fund’s CDSC will apply. After an exchange into ING Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares in the ING Fund.
Systematic Exchange Privilege
With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except for ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days’ prior written notice to shareholders.
Small Accounts
Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days’ prior written notice to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.
Account Access
Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.
 If you have any questions, please call 1-800-992-0180.
Shareholder Guide       13

Shareholder Guide	Transaction Policies

Privacy Policy
The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy promise that accompanies this Prospectus.
Householding
To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies 30 days after receiving your request.
Portfolio Holdings Disclosure Policy
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Fund will post the quarter ending June 30 holdings on August 1). The Fund’s portfolio holdings schedule will, at a minimum, remain available on the Fund’s website until the Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund’s website is located at www.ingfunds.com.
14      Shareholder Guide

Adviser and Sub-Adviser	Management of the Fund

ADVISER
ING Investments, LLC (“ING Investments” or “Adviser”), an Arizona limited liability company, serves as the investment adviser to the Fund. ING Investments has overall responsibility for the management of the Fund. ING Investments provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.
ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.
As of                   , 2007, ING Investments managed approximately $       billion in assets.
The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.
ING Investments receives a monthly fee for its services based on the average daily net assets of the Fund.
The following table shows the aggregate annual management fee to be paid by the Fund, for the current fiscal year as a percentage of the Fund’s average daily net assets:

Fund	Management Fee
ING Equity Dividend		%(1)

(1)	Because the Fund had not commenced operations as of the fiscal year ended May 31, 2007, the management fee for the Fund reflects the current contract rate.
For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory contracts for ING Equity Dividend Fund, please refer to the Fund’s annual shareholder report that will be dated May 31, 2008.
SUB-ADVISER
ING Investments has engaged a sub-adviser to provide the day-to-day management of the Fund’s portfolio. The sub-adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by ING Investments, the Fund’s Board or the sub-adviser. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.
ING Investments acts as a “manager-of-managers” for the Fund. ING Investments delegates to the sub-adviser of the Fund the responsibility for investment management, subject to ING Investments’ oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Fund. From time to time, ING Investments may also recommend the appointment of additional or replacement non-affiliated sub-advisers to the Fund’s Board. The Fund and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Fund’s Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Fund’s shareholders. The Fund will notify shareholders of any change in the identity of the sub-adviser of the Fund or the addition of a sub-adviser to the Fund. In this event, the name of the Fund and its principal investment strategies may also change.
ING Investment Management Co.
ING Investment Management Co. (“ING IM” or “Sub-Adviser”), a Connecticut corporation, serves as the Sub-Adviser to the Fund. ING IM is responsible for managing the assets of the Fund in accordance with the Fund’s investment objective and policies, subject to oversight by ING Investments and the Funds’ Board.
Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.
As of September 30, 2007, ING IM managed approximately $ billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.
ING Equity Dividend Fund
The following individuals share responsibility for the day-to-day management of the Fund, since inception:
Christopher Corapi, who has over 22 years of investment experience, has co-managed the Fund since its inception. Mr. Corapi joined ING IM in February 2004 as director of U.S. equity research. Prior to joining ING IM, he served as the Global Head of Equity Research at Federated Investors since 2002. Mr. Corapi served as head of U.S. equities and as a portfolio manager at Credit Suisse Asset Management beginning in 2000.
David Powers, CFA, joined ING IM June 2007 as a Senior Sector Analyst on the fundamental research team, covering
 If you have any questions, please call 1-800-992-0180.
Management of the Funds       15

Management of the Fund	Adviser and Sub-Adviser

the telecommunication services, utilities, and materials sectors. Mr. Powers has co-managed the Fund since inception. Mr. Powers has over 11 years of investment experience. Mr. Powers joined ING IM from Federated Investors where he held several senior investment positions including portfolio manager. Prior to that, he was associate director of research for global equities. Mr. Powers began his investing career at the State Teachers Retirement System of Ohio and held numerous positions including co-portfolio manager.
Additional Information Regarding Portfolio Managers
The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.
16      Management of the Funds

More Information About Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.
Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund’s principal investment strategies.
PRINCIPAL RISKS
The principal risks of the Fund are highlighted below. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Fund.
Convertible Securities. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.
Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.
Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of assets of the Funds, including the withholding of dividends.
The Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases result in losses to the Fund. The risks of investing in foreign securities may be greater for emerging market investments.
ADRs, EDRs, GDRs and IDRs (collectively, “depositary receipts”) are viewed as investments in the underlying securities which they represent, and therefore are subject to the risks of foreign investments. Even when denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of depositary receipts will always track the price of the underlying foreign security.
Inability to Sell Securities. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Other Investment Companies. The Fund may invest in other investment companies to the extent permitted by the 1940 Act and the rules thereunder. These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (HOLDRs”), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depository Receipts (“SPDRs), PowerShares QQQtm (“QQQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”). The main risk of investing in ETFs is that the value of the underlying securities held by the investment company might decrease. The value of the
 If you have any questions, please call 1-800-992-0180.
More Information About Risks       17

More Information About Risks

underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.
To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). The Fund’s purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund’s investment into the ING Money Market Fund.
Small- and Mid-Capitalization Companies. Investments in small-and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of small companies have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.
Lending Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.
OTHER RISKS
Index Strategy. The Fund may use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Fund and an Index performance may be affected by the Fund’s expenses, and the timing of purchases and redemptions of a Fund’s shares.
Interests in Loans. The Fund may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Fund’s investment. Many loans are relatively illiquid, and may be difficult to value.
Investment by Funds-of-Funds. The Fund’s shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Fund may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Fund may experience large inflows or redemptions due to allocations or rebalancings by these funds-of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or portfolio manager will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as the Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.
Management. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.
Pairing-Off Transactions. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date, and then the Fund “pairs-off” the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.
18      More Information About Risks

More Information About Risks

Portfolio Turnover. The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.
Repurchase Agreements. Repurchase agreements involve the purchase by the Fund of a security that the seller has agreed to repurchase at an agreed-upon date and price. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.
Short Sales. A short sale is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.
U.S. Government Securities and Obligations. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.
Temporary Defensive Strategies. When the Adviser or Sub-Adviser to the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.
Percentage and Rating Limitations. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.
 If you have any questions, please call 1-800-992-0180.
More Information About Risks       19

Dividends, Distributions and Taxes

Dividends and Distributions
The Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions.
The Fund pays dividends and capital gains, if any, quarterly.
Dividend Reinvestment
Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, Class B or Class C shares of the Fund invested in another ING Fund that offers the same class of shares. If you are a shareholder of ING Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A shares account of any open-end ING Fund.
Taxes
The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.
The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest are not eligible for the reductions in rates described below.
Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. Although, these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the Fund. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

•	Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•	Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.
Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.
You will receive an annual statement summarizing your dividend and capital gains distributions.
If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “a buying dividend.”
If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.
There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.
As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.
20      Dividends, Distributions and Taxes

Dividends, Distributions and Taxes

If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as an additional deemed distribution included in the income of each shareholder which would, subject to certain limitations, permit each shareholder (1) to credit this amount or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. The Fund will notify you if it makes this election.
Please see the SAI for further information regarding tax matters.
 If you have any questions, please call 1-800-992-0180.
Dividends, Distributions and Taxes       21

Financial Highlights

Because the Fund did not commence operations as of the fiscal year ended May 31, 2007, financial highlights are not available.
22      Financial Highlights

In addition to the Fund offered in this Prospectus, the Distributor also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund’s prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.
Domestic Equity and Income Funds
ING Balanced Fund
ING Growth and Income Fund
ING Real Estate Fund
Domestic Equity Growth Funds
ING Disciplined LargeCap Fund
ING Fundamental Research Fund
ING Growth Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING Opportunistic LargeCap Fund
ING Small Company Fund
ING SmallCap Opportunities Fund
Domestic Equity Index Funds
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
Domestic Equity Value Funds
ING Financial Services Fund
ING LargeCap Value Fund
ING MagnaCap Fund
ING MidCap Value Fund
ING SmallCap Value Fund
ING SmallCap Value Choice Fund
ING Value Choice Fund
Fixed-Income Funds
ING GNMA Income Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund
Global Equity Funds
ING Global Natural Resources Fund
ING Global Real Estate Fund
ING Global Science and Technology Fund
ING Global Value Choice Fund
International Equity Funds
ING Disciplined International Small Cap Fund
ING Emerging Countries Fund
ING Foreign Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Growth Opportunities Fund
ING International Real Estate Fund
ING International Small Cap Fund
ING International Value Fund
ING International Value Choice Fund
ING International Value Opportunities Fund
ING Russia Fund
International Fixed-Income Funds
ING Global Bond Fund
ING Emerging Markets Fixed Income Fund
International Fund-of-Funds
ING Diversified International Fund
Loan Participation Fund
ING Senior Income Fund
Money Market Funds
ING Money Market Fund
ING Classic Money Market Fund
Strategic Allocation Funds
ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund

WHERE TO GO FOR MORE INFORMATION
You’ll find more information about the Fund in our:
ANNUAL/ SEMI-ANNUAL SHAREHOLDER REPORTS
In the Fund’s annual/ semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Fund’s performance during their last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in annual shareholder report only).
STATEMENT OF ADDITIONAL INFORMATION
The SAI contains more detailed information about the Fund. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.
Please write, call or visit our website for a free copy of the current annual/ semi-annual shareholder reports, the SAI or other Fund information.
To make shareholder inquiries contact:
The ING Funds
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034
1-800-992-0180
Or visit our website at www.ingfunds.com
This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:
U.S. Securities and Exchange Commission
Public Reference Section
100 F Street, NE
Washington, D.C. 20549
or at the e-mail address: publicinfo@sec.gov
Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.
When contacting the SEC, you will want to refer to the Fund’s SEC file number. The file number is as follows:

ING Equity Trust	811-08817
ING Equity Dividend Fund

PRPRO-EDABC (1207-120407)

Prospectus

Prospectus

December 4, 2007

Class I

■ ING Equity Dividend Fund

This Prospectus contains important information about investing in Class I shares of ING Equity Dividend Fund. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Fund will achieve its investment objective. As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

What’s Inside

Investment Objective Principal Investment Strategies Risks What you pay to invest

These pages contain a description of the Fund included in this Prospectus, including the Fund’s investment objective, principal investment strategies and risks.

You’ll also find:

What you pay to invest. A list of the fees and expenses you pay — both directly and indirectly — when you invest in a Fund.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Introduction to the Fund

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the risks and principal investment strategies associated with the Fund. You should consult the Statement of Additional Information (“SAI”) for a complete list of the investment strategies and risks.
If you have any questions about the Fund, please call your investment professional or us at 1-800-992-0180.
This Prospectus is designed to help you make informed decisions about your investments.
Equity Fund

ING offers ING Equity Dividend Fund (“Fund”). This Fund focuses on growth of capital by investing primarily in a portfolio of equity securities of dividend-paying companies.

It may be a suitable investment if you:

•	are investing for the long-term — at least several years;
•	are seeking dividend income in addition to capital growth; and
•	are willing to accept higher risk in exchange for the potential for long-term growth.
 If you have any questions, please call 1-800-992-0180.
Introduction to the Fund       1

Adviser
ING Investments, LLC
Sub-Adviser
ING Investment Management Co.

ING Equity Dividend Fund

Investment Objective

The Fund seeks growth of capital and current income. The Fund’s investment objective is not fundamental and may be changed without a shareholder vote.
Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in a portfolio of equity securities of dividend paying companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Equity securities include common and preferred stocks, warrants and convertible securities. The Fund invests primarily in companies with a market capitalization in excess of $1 billion. The Fund may invest in foreign securities including companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.
The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the average dividend yield of the companies included in the Russell 1000 Value Indexsm.
The Sub-Adviser uses a quantitative screening process to assist in the selection of companies according to the following criteria:

•	An above average dividend yield and the stability and growth of the dividend yield.

•	Market capitalization that is usually above $1 billion (although the Fund may also invest in companies with market capitalization ranges of any size).

•	Growth of the dividend over several years.
The Sub-Adviser may from time-to-time select securities that do not meet all of these criteria.
In addition, the Sub-Adviser conducts intensive, fundamental research on each company to evaluate their growth, profitability and valuation characteristics.
The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Risks

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:
Price Volatility — the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to the factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.
Market Trends — from time to time, the stock market may not favor the dividend paying securities in which the Fund invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.
Dividend Risk — Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such stock. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. In such an event, the yield on the Fund’s dividend-paying equity securities would be adversely affected.
Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.
Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.
Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.
Inability to Sell Securities — convertible securities, securities of small-sized and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.
A more detailed discussion of the risks associated with investing in the Fund is available in the “More Information About Risks” section.
2      ING Equity Dividend Fund

ING Equity Dividend Fund

How the fund has performed
Since the Fund had not commenced operations as of December 31, 2006, there is no performance information included in this Prospectus. Please visit the Fund’s website at www.ingfunds.com to obtain performance information once it is available.
 If you have any questions, please call 1-800-992-0180.
ING Equity Dividend Fund       3

What You Pay to Invest

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and the estimated operating expenses for the Fund. Actual expenses paid by the Fund may vary from year to year.
Fees You Pay Directly

Class I

Maximum sales charge on your investment (as a % of offering price)	none
Maximum deferred sales charge (as a % of purchase or sales price, whichever is less)	none
Operating Expenses Paid Each Year by the Fund(1)
(as a % of average net assets)
Class I

			Distribution		Acquired	Total		Net
			and Service		Fund Fees	Fund		Fund
		Management	(12b-1)	Other	and	Operating	Waivers and	Operating
Fund		Fees	Fees	Expenses(2)	Expenses(3)	Expenses	Reimbursements(4)	Expenses

ING Equity Dividend	%		0.25

(1)	This table shows the estimated operating expenses for Class I shares the Fund as a ratio of expenses to average daily net assets. The Fund had not commenced operations as of the date of this Prospectus, therefore, “Other Expenses” are estimated for the current fiscal year.

(2)	ING Funds Services, LLC receives an annual administrative fee equal to 0.10% of the Fund’s average daily net assets.

(3)	The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly. These fees and expenses include the Fund’s pro rata shares of the cumulative expenses charged by the Acquired Funds in which the Fund invests. The fees and expenses will vary based on the Fund’s allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in “Net Fund Operating Expenses.”

(4)	ING Investments, LLC, the investment adviser to the Fund, has entered into a written expense limitation agreement with the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commissions and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Fund’s expenses proposed to be waived or reimbursed during the ensuing fiscal year by ING Investments, LLC is shown under the heading “Waivers and Reimbursements.” The expense limit will continue through at least , . The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC or the Fund provides written notice of a termination of the expense limitation agreement within 90 days of the end of the then-current term or upon termination of the investment management agreement. For more information regarding the expense limitation agreement, please see the Statement of Additional Information.

4      What You Pay to Invest

What You Pay to Invest

 Example(1)
The Example that follows is intended to help you compare the cost of investing in the Class I shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invested $10,000, that you reinvested all your dividends, that the Fund earned an average annual return of 5.00%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate — actual expenses and performance may vary.
Class I

Fund		1 Year	3 Years

ING Equity Dividend	$

(1)	The Example reflects the expense limitation agreement/waivers for the one-year period and the first year of the three-year period.
 If you have any questions, please call 1-800-992-0180.
What You Pay to Invest       5

Shareholder Guide	How to Purchase Shares

Purchase of Shares
The minimum initial investment for Class I shares is $250,000. Class I shares are available only to (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) retirement plans affiliated with ING Groep N.V. (“ING Groep”) (NYSE: ING); and (vi) by other ING Funds in the ING Family of Funds.
There are no investment minimums for any subsequent investments.
Make your investment using the methods outlined in the table on the right.
More information may be found on the Fund’s website by going to www.ingfunds.com, clicking on the “Fund Information” link, and then using the “Shareholder Guides” link found under the “Related Topics” section and selecting the appropriate Fund link. The Fund offers additional classes that are not available in this Prospectus that may be more appropriate for you. Please review the disclosure about all of the available Fund classes carefully. Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for that share class.
The Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a U.S. bank) generally will not be accepted. The Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum initial investment amount can increase operating expenses of the Fund. The Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).
Customer Identification
To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
What this means for you: The Fund, the Distributor, or a third-party selling you the Fund must obtain the following information for each person that opens an account:

•	Name;

•	Date of birth (for individuals);

•	Physical residential address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.
You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.
Federal law prohibits the Fund, the Distributor and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time.

	Initial	Additional
Method	Investment	Investment
By Contacting Your Investment Professional	An investment professional with an authorized firm can help you establish and maintain your account.	Visit or consult an investment professional.

By Mail	Visit or consult an investment professional. Make your check payable to the ING Funds and mail it, along with a completed Account Application. Please indicate your investment professional on the New Account Application.	Fill out the Account Additions form included on the bottom of your account statement along with your check payable to the ING Funds and mail them to the address on the account statement. Remember to write your account number on the check.

By Wire	Call the ING Operations Department at (800) 992-0180 and select Option 4 to obtain an account number and indicate your investment professional on the account.

Instruct your bank to wire funds to the Fund in the care of:

State Street Bank and Trust Company
ABA #101003621
Kansas City, MO
credit to:

(the Fund) A/C #751-8315; for further credit
to: Shareholder
A/C #

(A/C # you received over the telephone) Shareholder
Name:

(Your Name Here)

After wiring funds you must complete the Account Application and send it to:

ING Funds
P.O. Box 219368
Kansas City, MO
	64121-6368	Wire the funds in the same manner described under “Initial Investment.”
6      Shareholder Guide

How to Purchase Shares	Shareholder Guide

Frequent Trading — Market Timing
The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder’s or retirement plan participant’s intermediary, that the Fund determines not to be in the best interest of the Fund.
The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.
Because the Fund invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Fund’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares, which negatively affects long-term shareholders.
The Fund’s Board of Trustees (“Board”) has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. Consistent with this policy, the Fund monitors trading activity. Shareholders may make exchanges among their accounts with ING Funds four (4) times each year. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes. Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be subject to these limits. On January 1 of each year, the restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Fund reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if, after consultation with appropriate compliance personnel, it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The Fund also reserves the right to modify the frequent trading-market timing policy at any time without prior notice, depending on the needs of the Fund and/or state or federal regulatory requirements.
If an activity is identified as problematic after further investigation, the Fund reserves the right to take any necessary action to deter such activity. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund’s frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.
Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, in enforcing such restrictions, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.
Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, variable insurance products, trusts and fee-based program accounts. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The ability of the Fund to monitor exchanges made by the underlying shareholders in omnibus accounts maintained by financial intermediaries therefore is severely limited. Consequently, the Fund must rely on the financial intermediaries to monitor frequent, short-term trading within the Fund by their customers. The Fund seeks assurances from the financial intermediary that it has procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the Fund will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity. The Fund seeks to implement the policies and procedures described above through instructions to the Fund’s administrator, ING Funds Services, LLC.
 If you have any questions, please call 1-800-992-0180.
Shareholder Guide       7

Shareholder Guide	How to Purchase Shares

How We Compensate Intermediaries for Selling ING Mutual Funds
ING mutual funds are distributed by ING Funds Distributor, LLC (“Distributor”). The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each ING mutual fund also has an investment adviser (“Adviser”) which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, “ING”) may compensate an intermediary for selling ING mutual funds.
Only persons licensed with the Financial Industry Regulatory Authority (“FNRA”) as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.
The Fund’s Adviser or Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Because the Fund is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.
The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions, including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in ING mutual funds; or (2) a percentage of that entity’s gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer’s satisfaction of the required conditions, be periodic and may be up to (1) 0.30% per annum of the value of the Fund’s shares held by the broker-dealer’s customers or (2) 0.20% of the value of the Fund’s shares sold by the broker-dealer during a particular period. In accordance with these practices, if you invested $10,000, the Distributor could pay a maximum of $30 for that sale. If that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $20 on those assets.
The Fund’s Adviser or Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds, including affiliated companies. This may take the form of cash incentives and non-cash compensation, and may include but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by that broker-dealer for their customers. Sub-Advisers of a Fund may contribute to non-cash compensation arrangements.
Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.
The top 23 firms we paid to sell our mutual funds, as of the end of the last calendar year are: Advest Inc.; AG Edwards & Sons; Charles Schwab & Co Inc.; Citigroup; Directed Services, LLC; Financial Network Investment Corporation; First Clearing LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.; ING Financial Partners Inc.; Legg Mason Wood Walker Inc.; Linsco/ Private Ledger Corporation; Merrill Lynch; Morgan Stanley Dean Witter; National Financial Services Corporation; Oppenheimer & Co; Pershing Sweep; Primevest Financial Services Inc.; Raymond James Financial Services; RBC Dain Rauscher Inc; UBS Financial Services Inc.; Wachovia Securities Inc.; and Wells Fargo Investments.
Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.
Retirement Plans
The Fund has available prototype qualified retirement plans for corporations and self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company (“SSB”) acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.
8      Shareholder Guide

How to Redeem Shares	Shareholder Guide

You may redeem shares by using the methods outlined in the table on the right.
Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.
Systematic Withdrawal Plan
You may elect to make periodic withdrawals from your account on a regular basis.

•	Your account must have a current value of at least $250,000.

•	Minimum withdrawal amount is $1,000.

•	You may choose from monthly, quarterly, semi-annual or annual payments.
For additional information, contact a Shareholder Services Representative, or refer to the Account Application or the SAI.
Payments
Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.
The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1.00% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

Method	Procedures
By Contacting Your Investment Professional	You may redeem shares by contacting your investment professional. Investment professionals may charge for their services in connection with your redemption request, but neither the Fund nor the Distributor impose any such charge.

By Mail	Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

ING Funds P.O. Box 219368 Kansas City, MO 64121-6368

If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone — Expedited Redemption	You may redeem shares by telephone on all accounts other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call a Shareholder Services Representative at (800) 992-0180.

Receiving Proceeds By Check:

You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with ING Funds for at least 30 days.

Receiving Proceeds By Wire:

You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.
 If you have any questions, please call 1-800-992-0180.
Shareholder Guide       9

Shareholder Guide	Transaction Policies

Net Asset Value
The NAV per share for each class of the Fund is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.
In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Fund will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund’s NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.
When market quotations are not available or are deemed unreliable, the Fund will use a fair value for the security that is determined in accordance with procedures adopted by a Fund’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•	Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•	Securities of an issuer that has entered into a restructuring;

•	Securities whose trading has been halted or suspended;

•	Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•	Securities that are restricted as to transfer or resale.
The Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Fund’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Fund’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.
Price of Shares
When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable CDSC. Exchange orders are effected at NAV.
Execution of Requests
Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under “How to Purchase Shares” have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.
You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.
Telephone Orders
The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.
10      Shareholder Guide

Transaction Policies	Shareholder Guide

Exchanges
You may exchange shares of the Fund for shares of the same class of any other ING Fund that offers those shares. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.
The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.
If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for ING Senior Income Fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for not less than 5.00% of its outstanding common shares. If more than 5.00% of ING Senior Income Fund’s common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.
In addition to the Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.
You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days’ prior written notice to shareholders.
Systematic Exchange Privilege
With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except for ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days’ prior written notice to shareholders.
Small Accounts
Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days’ prior written notice to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.
Account Access
Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.
Privacy Policy
The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy promise that accompanies this Prospectus.
Householding
To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies 30 days after receiving your request.
Portfolio Holdings Disclosure Policy
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the
 If you have any questions, please call 1-800-992-0180.
Shareholder Guide       11

Shareholder Guide	Transaction Policies

month preceding the quarter-end (e.g., the Fund will post the quarter ending June 30 holdings on August 1). The Fund’s portfolio holdings schedule will, at a minimum, remain available on the Fund’s website until the Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund’s website is located at www.ingfunds.com.
12      Shareholder Guide

Adviser and Sub-Adviser	Management of the Fund

ADVISER
ING Investments, LLC (“ING Investments” or “Adviser”), an Arizona limited liability company, serves as the investment adviser to the Fund. ING Investments has overall responsibility for the management of the Fund. ING Investments provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.
ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.
As of                   , 2007, ING Investments managed approximately $       billion in assets.
The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.
ING Investments receives a monthly fee for its services based on the average daily net assets of the Fund.
The following table shows the aggregate annual management fee to be paid by the Fund, for the current fiscal year as a percentage of the Fund’s average daily net assets:

Fund	Management Fee
ING Equity Dividend	%(1)

(1)	Because the Fund had not commenced operations as of the fiscal year ended May 31, 2007, the management fee for the Fund reflects the current contract rate.
For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory contracts for ING Equity Dividend Fund, please refer to the Fund’s annual shareholder report that will be dated May 31, 2008.
SUB-ADVISER
ING Investments has engaged a sub-adviser to provide the day-to-day management of the Fund’s portfolio. The sub-adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by ING Investments, the Fund’s Board or the sub-adviser. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.
ING Investments acts as a “manager-of-managers” for the Fund. ING Investments delegates to the sub-adviser of the Fund the responsibility for investment management, subject to ING Investments’ oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Fund. From time to time, ING Investments may also recommend the appointment of additional or replacement non-affiliated sub-advisers to the Fund’s Board. The Fund and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Fund’s Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Fund’s shareholders. The Fund will notify shareholders of any change in the identity of the sub-adviser of the Fund or the addition of a sub-adviser to the Fund. In this event, the name of the Fund and its principal investment strategies may also change.
ING Investment Management Co.
ING Investment Management Co. (“ING IM” or “Sub-Adviser”), a Connecticut corporation, serves as the Sub-Adviser to the Fund. ING IM is responsible for managing the assets of the Fund in accordance with the Fund’s investment objective and policies, subject to oversight by ING Investments and the Fund’s Board.
Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.
As of September 30, 2007, ING IM managed approximately $ billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.
ING Equity Dividend Fund
The following individuals share responsibility for the day-to-day management of the Fund, since inception:
Christopher Corapi, who has over 22 years of investment experience, has co-managed the Fund since its inception. Mr. Corapi joined ING IM in February 2004 as director of U.S. equity research. Prior to joining ING IM, he served as the Global Head of Equity Research at Federated Investors since 2002. Mr. Corapi served as head of U.S. equities and as a portfolio manager at Credit Suisse Asset Management beginning in 2000.
David Powers, CFA, joined ING IM June 2007 as a Senior Sector Analyst on the fundamental research team, covering
 If you have any questions, please call 1-800-992-0180.
Management of the Funds       13

Management of the Fund	Adviser and Sub-Adviser

the telecommunication services, utilities, and materials sectors. Mr. Powers has co-managed the Fund since inception. Mr. Powers has over 11 years of investment experience. Mr. Powers joined ING IM from Federated Investors where he held several senior investment positions including portfolio manager. Prior to that, he was associate director of research for global equities. Mr. Powers began his investing career at the State Teachers Retirement System of Ohio and held numerous positions including co-portfolio manager.
Additional Information Regarding Portfolio Managers
The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.
14      Management of the Funds

More Information About Risks

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.
Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund’s principal investment strategies.
PRINCIPAL RISKS
The principal risks of the Fund are highlighted below. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Fund.
Convertible Securities. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.
Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.
Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of assets of the Funds, including the withholding of dividends.
The Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases result in losses to the Fund. The risks of investing in foreign securities may be greater for emerging market investments.
ADRs, EDRs, GDRs and IDRs (collectively, “depositary receipts”) are viewed as investments in the underlying securities which they represent, and therefore are subject to the risks of foreign investments. Even when denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of depositary receipts will always track the price of the underlying foreign security.
Inability to Sell Securities. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Other Investment Companies. The Fund may invest in other investment companies to the extent permitted by the 1940 Act and the rules thereunder. These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (HOLDRs”), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depository Receipts (“SPDRs), PowerShares QQQtm (“QQQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”). The main risk of investing in ETFs is that the value of the underlying securities held by the investment company might decrease. The value of the
 If you have any questions, please call 1-800-992-0180.
More Information About Risks       15

More Information About Risks

underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.
To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). The Fund’s purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund’s investment into the ING Money Market Fund.
Small- and Mid-Capitalization Companies. Investments in small-and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of small companies have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.
Lending Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.
OTHER RISKS
Index Strategy. The Fund may use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Fund and an Index performance may be affected by the Fund’s expenses, and the timing of purchases and redemptions of a Fund’s shares.
Interests in Loans. The Fund may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Fund’s investment. Many loans are relatively illiquid, and may be difficult to value.
Investment by Funds-of-Funds. The Fund’s shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Fund may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Fund may experience large inflows or redemptions due to allocations or rebalancings by these funds-of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or portfolio manager will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as the Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.
Management. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.
Pairing-Off Transactions. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date, and then the Fund “pairs-off” the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.
16      More Information About Risks

More Information About Risks

Portfolio Turnover. The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.
Repurchase Agreements. Repurchase agreements involve the purchase by the Fund of a security that the seller has agreed to repurchase at an agreed-upon date and price. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.
Short Sales. A short sale is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.
U.S. Government Securities and Obligations. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.
Temporary Defensive Strategies. When the Adviser or Sub-Adviser to the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.
Percentage and Rating Limitations. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.
 If you have any questions, please call 1-800-992-0180.
More Information About Risks       17

Dividends, Distributions and Taxes

Dividends and Distributions
The Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions.
The Fund pays dividends and capital gains, if any, quarterly.
Dividend Reinvestment
Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, Class B or Class C shares of the Fund invested in another ING Fund that offers the same class of shares. If you are a shareholder of ING Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A shares account of any open-end ING Fund.
Taxes
The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.
The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest are not eligible for the reductions in rates described below.
Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. Although, these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the Fund. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

•	Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•	Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.
Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.
You will receive an annual statement summarizing your dividend and capital gains distributions.
If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “a buying dividend.”
If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.
There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.
As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.
18      Dividends, Distributions and Taxes

Dividends, Distributions and Taxes

If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as an additional deemed distribution included in the income of each shareholder which would, subject to certain limitations, permit each shareholder (1) to credit this amount or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. The Fund will notify you if it makes this election.
Please see the SAI for further information regarding tax matters.
 If you have any questions, please call 1-800-992-0180.
Dividends, Distributions and Taxes       19

Financial Highlights

Because the Fund did not commence operations as of the fiscal year ended May 31, 2007, financial highlights are not available.
20      Financial Highlights

In addition to the Fund offered in this Prospectus, the Distributor also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund’s prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.
Domestic Equity and Income Funds
ING Balanced Fund
ING Growth and Income Fund
ING Real Estate Fund
Domestic Equity Growth Funds
ING 130/30 Fundamental Research Fund
ING Disciplined LargeCap Fund
ING Fundamental Research Fund
ING Growth Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING Opportunistic LargeCap Fund
ING Small Company Fund
ING SmallCap Opportunities Fund
Domestic Equity Index Funds
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
Domestic Equity Value Funds
ING LargeCap Value Fund
ING MagnaCap Fund
ING SmallCap Value Choice Fund
ING Value Choice Fund
Fixed-Income Funds
ING GNMA Income Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund
Global Equity Funds
ING Global Natural Resources Fund
ING Global Real Estate Fund
ING Global Science and Technology Fund
ING Global Value Choice Fund
International Equity Funds
ING Disciplined International Small Cap Fund
ING Emerging Countries Fund
ING Foreign Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Growth Opportunities Fund
ING International Real Estate Fund
ING International Small Cap Fund
ING International Value Fund
ING International Value Choice Fund
ING International Value Opportunities Fund
ING Russia Fund
International Fixed-Income Funds
ING Global Bond Fund
ING Emerging Markets Fixed Income Fund
International Fund-of-Funds
ING Diversified International Fund
Loan Participation Fund
ING Senior Income Fund
Money Market Funds
ING Money Market Fund
ING Classic Money Market Fund
Strategic Allocation Funds
ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund

WHERE TO GO FOR MORE INFORMATION
You’ll find more information about the Fund in our:
ANNUAL/ SEMI-ANNUAL SHAREHOLDER REPORTS
In the Fund’s annual/ semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Fund’s performance during their last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in annual shareholder report only).
STATEMENT OF ADDITIONAL INFORMATION
The SAI contains more detailed information about the Fund. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.
Please write, call or visit our website for a free copy of the current annual/ semi-annual shareholder reports, the SAI or other Fund information.
To make shareholder inquiries contact:
The ING Funds
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034
1-800-992-0180
Or visit our website at www.ingfunds.com
This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:
U.S. Securities and Exchange Commission
Public Reference Section
100 F Street, NE
Washington, D.C. 20549
or at the e-mail address: publicinfo@sec.gov
Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.
When contacting the SEC, you will want to refer to the Fund’s SEC file number. The file number is as follows:

ING Equity Trust	811-08817
ING Equity Dividend Fund

PRPRO-EDABC (1207-120407)

STATEMENT OF ADDITIONAL INFORMATION
December 4, 2007
ING EQUITY TRUST
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
(800) 992-0180
ING EQUITY TRUST
ING Equity Dividend Fund
Class A, Class B, Class C and Class I Shares
     This Statement of Additional Information (“SAI”) relates to ING Equity Dividend Fund (“Fund”), a series of ING Equity Trust (“Trust”). A prospectus or prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the Fund dated December 4, 2007, which provide the basic information you should know before investing in the Fund, may be obtained without charge from the Fund or the Fund’s principal underwriter, ING Funds Distributor, LLC, (“Distributor”) at the address listed above. This SAI is not a prospectus, but is incorporated by reference in, and should be read in conjunction with the Prospectuses, each dated December 4, 2007, which have been filed with the U.S. Securities and Exchange Commission (“SEC”). Capitalized terms not defined in this SAI are used as defined in the Prospectuses.
     The information in this SAI expands on the information contained in the Prospectuses, and any supplements thereto. Copies of the Fund’s Prospectuses and annual/semi-annual shareholder reports, when available, may be obtained upon request and without charge by contacting the Fund at the address and phone number written on the previous page. Terms used in this SAI have the same meaning as in the Prospectuses and some additional terms are defined particularly for this SAI.

HISTORY OF THE TRUST
ING Equity Trust
     The Trust is a Massachusetts business trust registered as an open-end management investment company. The Trust was organized in June of 1998 and currently consists of two non-diversified series, ING Opportunistic LargeCap Fund (“Opportunistic LargeCap Fund”) and Real Estate Fund, and twenty-four diversified series, one of which are discussed in this SAI.
     On November 1, 1999, the name of the Trust was changed from the “Northstar Equity Trust” to “Pilgrim Equity Trust” and the name of MidCap Opportunities Fund was changed from “Northstar Mid-Cap Growth Fund” to “Pilgrim MidCap Opportunities Fund.” On March 1, 2002, the name of the Trust was changed from “Pilgrim Equity Trust” to ING Equity Trust and the name of MidCap Opportunities Fund was changed from “Pilgrim MidCap Opportunities Fund” to ING MidCap Opportunities Fund. On February 1, 2004, LargeCap Value Fund was organized as a series of the Trust.
SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS
Diversification
     The Fund is “diversified” within the meaning of the 1940 Act. In order to qualify as diversified, the Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).
Investments, Investment Strategies and Risks
     The table on the following pages identifies various securities and investment techniques used by the adviser and the sub-adviser in managing the Fund described in this SAI. The table has been marked to indicate those securities and investment techniques that the adviser and the sub-adviser may use to manage the Fund. The Fund may use any or all of these techniques at any one time, and the fact that the Fund may use a technique does not mean that the technique will be used. The Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Fund’s investment objective, policies and restrictions described in that Fund’s Prospectuses and/or this SAI, as well as federal securities laws. There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objectives, policies, investment strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Fund utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Fund’s Prospectuses. Where a particular type of security or investment technique is not discussed in the Fund’s Prospectuses, that security or investment technique is not a principal investment strategy and the Fund will not invest more than 5% of the Fund’s assets in such security or investment technique. See the Fund’s fundamental investment restrictions for further information.

Asset Class/Investment Technique(1)	Equity Dividend Fund
Equity Investments
Common Stock, Preferred Stock & Convertible Securities (2)	X
IPOs	X
Synthetic Convertible Securities (3)	X
Foreign and Emerging Market Investments (4)
ADRs / EDRs/GDRs	X
Eurodollar Convertible Securities	X
Eurodollar/Yankee Dollar Instruments	X
Foreign and Emerging Market Equities	X
Foreign Bank Obligations	X
Foreign Currency Exchange Transactions	X
Foreign Mortgage Related Securities (4)	X
International Debt Securities	X
Securities of Foreign Issuers	X
Sovereign Debt Securities	X
Supranational Agencies	X
Fixed-Income Securities
ARMS	X
Asset-Backed Securities (non-mortgage)	X
Banking Industry Obligations	X
Corporate Debt Securities (5)	X
Credit Linked Notes	X
Floating or Variable Rate Instruments	X
GICs	X
GNMA Certificates	X
High-Yield Securities	X
Mortgage Related Securities	X
Privately Issued CMOs	X
Interest/Principal Only Stripped Mortgage- Backed Securities	X
Municipal Securities	X
Municipal Lease Obligations	X
Short-Term Investments (10)	X
Tax Exempt Industrial Development Bonds & Pollution Control Bonds	X
United States Government Securities	X
Other Investments
Derivatives (6)	X
Dealer Options	X
Exchange Traded Options	X
Financial Futures Contracts and Related Options	X
Foreign Currency Futures Contracts	X
Foreign CurrencyOptions	X
Forward Currency Contracts	X
Government Trust Certificates	X

Asset Class/Investment Technique(1)	Equity Dividend Fund
OTC Options	X
Purchasing Options	X
Stock Index Options	X
Straddles	X
Warrants	X
Writing Options	X
Index-, Currency-, and Equity-Linked Debt Securities	X
Loan Participations and Assignments	X
Other Investment Companies (7)	X
Private Funds	X
Real Estate Securities	X
Restricted and Illiquid Securities	X
Securities of Companies with Limited Operating Histories	X
TBA Sale Commitments	X
Zero-Coupon and Pay-In-Kind	X
Investment Techniques
Borrowing	X
Concentration	X
Lending of Portfolio Securities (8)	X
Portfolio Hedging	X
Repurchase Agreements	X
Reverse Repurchase Agreements and Dollar Roll Transactions	X
Securities, Interest Rate and Currency Swaps	X
Short Sales	X
Temporary Defensive and Other Short-Term Positions	X
When-Issued Securities and Delayed-Delivery Transactions	X

(1)	See the Fund’s Fundamental Investment Restrictions for further information. The investment strategy contained in the Prospectuses may be modified by the Fund’s Fundamental Investment Restrictions. The Fundamental Investment Restrictions for the Fund follow this “Description of the Fund and its Investments and Risks.”

(2)	The Fund may invest in common stock, convertible securities, and other equity securities according to the investment strategy contained in the Prospectuses.

(3)	Illiquid securities limit is 15% of a Fund’s net assets. The Fund may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s Investors Services Inc (“Moody’s”) or “A” or higher by Standard & Poor’s Rating Corporation (“S&P”) and will not invest more than 15% of their net assets in such synthetic securities and other illiquid securities.

(4)	No more than 15% of the Fund’s net assets may be comprised, in the aggregate, of assets that are subject to material legal restrictions on repatriation or (ii) invested in illiquid securities.

(5)	See restrictions in asset descritions below.

(6)	May invest in futures contracts and options on futures contracts for hedging purposes. Generally, no more than 25% of the Fund’s assets may be hedged. The Fund may not buy or sell futures contracts or options on futures if the margin deposits and premiums exceed 5% of the market value of the Fund’s assets.

(7)	The Fund may invest in other investment companies to the extent permitted under the 1940 Act, as amended, and the rules and regulations thereunder. Investment Companies includes U.S. or foreign private limited partnerships, master limited partnerships and investment funds.

(8)	See the Investment Restrictions for the Fund for further information. The Fund may borrow from banks up to 33 1/3% of the current value of its net assets to purchase securities and for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 33 1/3% of the current value of that Fund’s net assets.

The Fund may lend portfolio securities up to 33 1/3% of total assets.

Repurchase agreements maturing in more than seven days, that cannot be disposed of within the normal course of business at approximately the amount at which the Fund has valued the securities, excluding restricted securities that have been determined by the Trustees of the Fund (or the persons designated by them to make such determinations) to be readily marketable, are deemed illiquid.

(9)	Includes Securities Swaps, Interest Rate & Currency Swaps, Interest Rate Swaps, Cross Currency Swaps, Swap Options, Caps and Floors.

EQUITY SECURITIES
Common Stock, Preferred Stock, Convertible Securities and Other Equity Securities
     Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives the Fund the right to vote on issues affecting the company’s organization and operations. Such investments maybe diversified over a cross-section of industries and individual companies. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.
     Other types of equity securities may also be purchased, such as preferred stock, convertible securities, or other securities that are exchangeable for shares of common stock.
     Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation’s earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.
     A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stocks. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.
     The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by the Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Fund because the Fund purchases such securities for their equity characteristics.
     “Synthetic” convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Fund may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization (“NRSRO”), and will not invest more than 15% of their net assets in such synthetic securities and other illiquid securities.
Initial Public Offerings (“IPOs”)
     IPOs occur when the company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.
     Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.
     The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund’s sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund’s shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.
     The effect of an IPO investment can have a magnified impact on the Fund’s performance when the Fund’s asset bases are small. Consequently, IPOs may constitute a significant portion of the Fund’s returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund’s assets as it increases in size and therefore have a more limited effect on the Fund’s performance.
     There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.
     Securities of Small- and Mid-Capitalization Companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. The trading volume of securities of mid-cap and small-cap companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger companies.
     Securities of Banks and Thrifts. Financial Services Fund may concentrate its investments in equity securities of companies principally engaged in financial services, including banks and thrifts. A “money center bank” is a bank or bank holding company that is typically located in an international financial center and has a strong international business with a significant percentage of its assets outside the United States. “Regional banks” are banks and bank holding companies which provide full service banking, often operating in two or more states in the same geographic area, and whose assets are primarily related to domestic business. Regional banks are smaller than money center banks and also may include banks conducting business in a single state or city and banks operating in a limited number of states in one or more geographic regions. The third category which constitutes the majority in number of banking organizations are typically smaller institutions that are more geographically restricted and less well-known than money center banks or regional banks and are commonly described as “community banks.”
     Financial Services Fund may invest in the securities of banks or thrifts that are relatively small, engaged in business mostly within their geographic region, and are less well-known to the general investment community than money center and larger regional banks. The shares of depository institutions in which that Fund may invest may not be listed or traded on a national securities exchange or on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”); as a result, there may be limitations on the Fund’s ability to dispose of them at times and at prices that are most advantageous to the Fund. The Fund may also invest in savings accounts of mutual thrifts that may allow the Fund to participate in potential future stock conversions of the thrift.
     The profitability of banks and thrifts is largely dependent upon interest rates and the resulting availability and cost of capital funds over which these concerns have limited control, and, in the past, such profitability has shown significant fluctuation as a result of volatile interest rate levels. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from financial difficulties of borrowers.
     Changes in state and federal law are producing significant changes in the banking and financial services industries. Deregulation has resulted in the diversification of certain financial products and services offered by banks and financial services companies, creating increased competition between them. In addition, state and federal legislation authorizing interstate acquisitions as well as interstate branching has facilitated the increasing consolidation of the banking and thrift industries. Although regional banks involved in intrastate and interstate mergers and acquisitions may benefit from such regulatory changes, those which do not participate in such consolidation may find that it is increasingly difficult to compete effectively against larger banking combinations. Proposals to change the laws and regulations governing banks and companies that control banks are frequently introduced at the state and federal levels and before various bank regulatory agencies. The likelihood of any changes and the impact such changes might have are impossible to determine The last few years have seen a significant amount of regulatory and legislative activity focused on the expansion of bank powers and diversification of services that banks may offer. These expanded powers have exposed banks to well-established competitors and have eroded the distinctions between regional banks, community banks, thrifts and other financial institutions.
     Investments in thrifts generally are subject to the same risks as banks discussed above. Such risks include interest rate changes, credit risks, and regulatory risks. Because thrifts differ in certain respects from banks, however, thrifts may be affected by such risks in a different manner than banks. Traditionally, thrifts have different and less diversified products than banks, have a greater concentration of real estate in their lending portfolio, and are more concentrated geographically than banks. Thrifts and their holding companies are subject to extensive government regulation and supervision including regular examinations of thrift holding companies by the Office of Thrift Supervision (“OTS”). Such regulations have undergone substantial change since the 1980’s and will probably change in the next few years.
FOREIGN AND EMERGING MARKET INVESTMENTS
American Depositary Receipts and European Depositary Receipts
     American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other similar securities represent securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S, dollars will not be considered foreign securities for purposes of the investment limitation concernng investment in foreigh securities.
Emerging Markets
     The risks of investing in foreign securities may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.
Eurodollar Convertible Securities

     Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Fund may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange (“NYSE”) or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Fund may also invest up to 15% of their total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.
Eurodollar and Yankee Dollar Instruments
     Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers, and may carry same risks as investing in foreign securities.
Foreign Bank Obligations
     Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.
Foreign Currency Exchange Transactions
     Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another- for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean Won at a future date. Forward foreign currency exchange contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund’s portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.
     Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management’s need to protect the status of the Fund as a registered investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”).
Foreign Mortgage-Related Securities
     Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.
International Debt Securities
     The Fund may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs, consistent with the Fund’s policies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero-coupon securities.
     In determining whether to invest in debt obligations of foreign issuers, the Fund will consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. The Fund’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.
     Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Fund’s investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the Securities Act of 1933 (“1933 Act”), the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the adviser or sub-adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.
Securities of Foreign Issuers

     Securities of foreign issuers traded outside of the United States have certain common characteristics and risks. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.
     As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.
     Although the Fund will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the adviser or sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Funds on these investments. However, these foreign withholding taxes are not expected to have a significant impact on the Fund with an investment objective of long-term capital appreciation because any income earned by the Fund should be considered incidental.
Restrictions on Foreign Investments
     Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.
     The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund that invests in such countries. For example, the Fund may be required in certain countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.
     Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. No more than 15% of the Fund’s net assets may be comprised, in the aggregate, of assets that are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts the Fund’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. The provisions may restrict the Fund’s investments in certain foreign banks and other financial institutions.
     Foreign Currency Risks. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies, therefore, will adversely affect the value of the Fund’s shares.
     Risks of Investing in Foreign Securities: Investments in foreign securities involve certain inherent risks, including the following:
     Market Characteristics. Settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of the Fund’s positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.
     Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.
     Taxes. The interest payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund’s shareholders. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.
     Costs. The expense ratios of the Fund that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the adviser or sub-adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the adviser’s or sub-adviser’s assessment of prevailing market, economic and other conditions.
Sovereign Debt Securities
     Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which the Funds may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities. Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.
Supranational Agencies
     Supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations’ steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.
FIXED-INCOME SECURITIES
Adjustable Rate Mortgage Securities
     Adjustable rate mortgage securities (“ARMS”) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.
     The amount of interest on an ARM is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.
     There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day

Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by the Federal National Mortgage Association “FNMA”), tend to lag changes in market rate levels and tend to be somewhat less volatile.
Asset-Backed Securities
     Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a Collateralized Mortgage Obligation “CMO” structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.
     Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.
     The Fund may invest in any type of asset-backed security if the portfolio manager determines that the security is consistent with the Fund’s investment objective and policies. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the Fund.
     The collateral behind certain asset-backed securities tend to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.
     The coupon rate, of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

Banking Industry Obligations/Short-Term Investments
The Fund may invest in the following securities and instruments:
Banking industry obligations include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.
     The Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by the Fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers plays an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.
     For foreign banks, there is a possibility that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.
     In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.
     Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
     Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s or a comparable rating agency.
Corporate Debt Securities
     Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in “High-Yield Securities” below.
     Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody’s or BBB from S&P, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the adviser or sub-adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.
Credit Linked Notes
     A credit-linked note (“CLN”) is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Fund in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for the Fund in accordance with the Fund’s investment objective. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specific credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative instruments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Funds cannot assure that it can implement a successful strategy regarding this type of investments.

Floating or Variable Rate Instruments
     Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). The Fund would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds. Other longer term fixed rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by the Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, the Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.
Government Trust Certificates
     Government Trust Certificates represent an interest in a government trust, the property of which consists of (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal government of the United States of America (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the United States Treasury backed by the full faith and credit of the United States of America sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA or less than Aaa by a NRSRO.
Guaranteed Investment Contracts
     Guaranteed Investment Contracts (“GICs”) are issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Funds may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by the Fund which are not readily marketable, will not exceed 15% of the Fund’s net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.
Government National Mortgage Association Certificates
     Certificates issued by the Government National Mortgage Association (“GNMA”) (“GNMA Certificates”) evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds, in that principal is paid back monthly as payments of principal, including prepayments, on the mortgages in the underlying pool are passed through to holders of GNMA Certificates representing interests in the pool, rather than returned in a lump sum at maturity. The GNMA Certificates that the Funds may purchase are the “modified pass-through” type.
     GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing

Administration (“FHA”) or the Farmers’ Mortgage Home Administration (“FMHA”) or guaranteed by the Veterans Administration (“VA”). GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make payments required under its guarantee.
     Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a GNMA Certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure. As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25 to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA Certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.
     Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates. First, GNMA Certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of the Fund would be reduced.
High-Yield Securities
     High-yield securities are debt securities that are rated lower than Baa by Moody’s or BBB by S&P, or of comparable quality if unrated.
     High-yield securities often are referred to as “junk bonds” and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.
     High-yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in the Fund’s net asset value (“NAV”). The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.
     The yields earned on high-yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody’s description of its bond ratings: Ba — judged to have speculative elements; their future cannot be considered as well assured. B — generally lack characteristics of a desirable investment. Caa — are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca — speculative in a high degree; often in default. C — lowest rate class of bonds; regarded as having extremely poor prospects. Moody’s also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P’s description of its bond ratings: BB, B, CCC, CC, C — predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D — in payment default. S&P applies indicators “+,” no character, and “-” to its rating categories. The indicators show relative standing within the major rating categories.
     Certain securities held by the Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.
Risks Associated with High-Yield Securities
     The medium- to lower-rated and unrated securities in which the Fund may invest tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:
     High-Yield Bond Market. A severe economic downturn or increase in interest rates might increase defaults in high-yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high-yield securities, thus disrupting the market for such securities.
     Sensitivity to Interest Rate and Economic Changes. High-yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high-yield securities tend not to fall as much as Treasury or investment grade corporate bonds. Conversely, when interest rates fall, high-yield bonds tend to underperform Treasury and investment grade corporate bonds because high-yield bond prices tend not to rise as much as the prices of these bonds.
     The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high-yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high-yield securities could also be at greater risk because high-yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high-yield security owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield securities and the Fund’s NAV. Furthermore, in the case of high-yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities, which pay in cash.
     Payment Expectations. High-yield securities present risks based on payment expectations. For example, high-yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high-yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high-yield securities than in the case of investment grade bonds.
     Liquidity and Valuation Risks. Lower-rated bonds are typically traded among a limited number of broker-dealers rather than in a broad secondary market. Many of these purchasers of high-yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as Treasury and investment grade bonds. The ability of the Fund’s Board to value or sell high-yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities more than other securities, especially in a thinly-traded market. To the extent the Fund owns illiquid or restricted high-yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high-yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.
     Taxation. Special tax considerations are associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities. The Fund reports the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.
     Limitations of Credit Ratings. The credit ratings assigned to high-yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high-yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security’s market value. Although the ratings of recognized rating services such as Moody’s and S&P are considered, the adviser and the Fund’s sub-adviser may primarily rely on their own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of the Fund’s investment objective may be more dependent on the adviser’s or sub-adviser’s own credit analysis than might be the case for the fund, which invests in higher quality bonds. The adviser, or sub-adviser, when applicable, continually monitors the investments in the Fund’s portfolio and carefully evaluates whether to dispose of or retain high-yield securities whose credit ratings have changed. The Fund may retain a security whose rating has been changed.
Mortgage-Related Securities
     Mortgage-related securities include U.S. government agency mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, including the GNMA, Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Association (“FHLMC”). These instruments might be considered derivatives. The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk. See, “U.S. Government Securities.”
     One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a “pass-through” of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred.
     “Pass-through” certificates, such as those issued by GNMA, entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment. A major governmental guarantor of pass-through certificates is GNMA. GNMA guarantees, with the full faith and credit of the United States government, the timely payments of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers). Certificates issued by GNMA are backed by pools of FHA-insured or VA-guaranteed mortgages. Other certificates include FNMA and FHLMC (although these certificates are not backed by the full faith and credit of the United States government). FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.
     The prices of high coupon U.S. government agency mortgage-backed securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing.
     The Fund may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans, as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the private pools. However, the timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.
     It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the adviser or sub-adviser may, consistent with the Fund’s investment objectives, policies and restrictions, consider making investments in such new types of securities.
     Other types of mortgage-related securities in which the Fund may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located. Securities in this investment category include, among others, standard mortgage-backed bonds and newer collateralized mortgage obligations (“CMOs”). Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity. CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of “guaranteed” pass-through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct “pass-through” of payments. CMOs are structured into multiple classes, each bearing a different date of maturity. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longest maturity class receive principal only after the shorter maturity classes have been retired.
     CMOs are issued by entities that operate under order from the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the Fund) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, certain funds may invest in securities issued by certain “exempted issuers” without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined “exempted issuers” as unmanaged, fixed asset issuers that: (a) invest primarily in mortgage-backed securities; (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (c) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and (d) are not registered or regulated under the 1940 Act as investment companies.
Privately Issued CMOs
     Privately Issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. They are, however, not guaranteed by any government agency and are secured by the collateral held by the issuer. Privately Issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow.
Interest/Principal Only Stripped mortgage-backed securities
     Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.
     SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the Interest-Only or “IO” class), while the other class will receive all of the principal (the Principal-Only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed rate mortgages is liquid is made by the adviser or a sub-adviser under guidelines and standards established by the Fund’s Board. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of “NAV per share.
Risks of Investing in Mortgage-Related Securities
     Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed-income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund. Because investments in mortgage-related securities are interest rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, SMBS are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. The Fund could fail to fully recover its initial investment in a CMO residual or a SMBS.
Municipal Securities
     Municipal securities are debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities (“municipal securities”). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.
     In general, “municipal securities” debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.
     The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt securities may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state’s assistance (although without obligation) to make up deficiencies in the debt service reserve fund.
     Insured municipal debt involves scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.
     Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

     Moral Obligation Securities. Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality, which created the issuer.
     Industrial Development and Pollution Control Bonds. Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.
     Municipal Lease Obligations. Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. The Fund may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.
     The Fund will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the adviser or sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the adviser or sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.
Short-Term Municipal Obligations. These securities include the following:
     Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.
     Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.
     Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.
     Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or the GNMA.

     Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.
U.S. Government Securities
     Investments in U.S. government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. government securities include securities issued by instrumentalities of the U.S. government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. The Fund will invest in securities of such agencies or instrumentalities only when the adviser or sub-adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.
OTHER INVESTMENTS
Derivatives
     Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than “traditional” securities would.
     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.
     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Fund will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as they would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.
     The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the sub-adviser to forecast interest rates and other economic factors correctly. If the sub-adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.
     The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the adviser or sub-adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.
Dealer Options and Exchange Traded Options
     Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.
     Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Fund, no assurance exists that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

     The staff of the SEC takes the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Fund will treat dealer options as subject to the Fund’s limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.
     Options on Securities and Indices — The Fund may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed-income or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)
     The Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board. A put option on a security or an index is “covered” if the Fund segregates assets determined to be liquid the sub-adviser in accordance with procedures established by the Board equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board.
     If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund may well sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
     The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
     The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”
     Risks Associated with Options on Securities and Indices — There are several risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
     During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.
     If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.
     Foreign Currency Options — The Fund may buy or sell put and call options on foreign currencies. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives that purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.
     Futures Contracts and Options on Futures Contracts - A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.
     For those Funds that may invest in futures contracts and options thereon (“futures options”) that includes such contracts or options with respect to, but not limited to, interest rates, commodities, and security or commodity indices. To the extent that the Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.
     An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indices as well as financial instruments and foreign currencies including: the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”); the S&P MidCap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future.
     The Fund may purchase and write call and put futures options, as specified for that Fund in this SAI or the Prospectuses. Futures options possess many of the same characteristics as options on securities and indices (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.
     The Fund intends generally to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund’s securities or the price of the securities, which the Fund intends to purchase. The Fund’s hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund’s exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.
     The Fund will only enter into futures contracts and futures options, which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.
     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, the Fund will mark to market its open futures positions.
     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.
     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.
     The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

     Limitations on Use of Futures and Futures Options — In general, the Fund intends to enter into positions in futures contracts and related options only for “bona fide hedging” purposes. When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.
     When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.
     When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
     When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.
     When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.
     To the extent that securities with maturities greater than one year are used to segregate assets to cover the Fund’s obligations under the futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on the Fund’s portfolio securities. Thus, the use of a longer-term security may require the Fund to hold offsetting short-term securities to balance the Fund’s portfolio such that the Fund’s duration does not exceed the maximum permitted for the Fund in the Prospectuses.
     The requirements for qualification as a RIC also may limit the extent to which the Fund may enter into futures, futures options or forward contracts.

     Risks Associated with Futures and Futures Options — There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
     Future exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential loses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holder of futures contracts to substantial losses.
     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
     Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon - Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.
     Over The Counter Options (“OTC Options”) — The staff of the SEC has taken the position that purchased OTC Options and the assets used as cover for written OTC Options are illiquid securities. The Fund will write OTC Options only with primary U.S. government securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System (“primary dealers”). In connection with these special arrangements, the Fund intends to establish standards for the creditworthiness of the primary dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the adviser or sub-adviser. Under these special arrangements, the Fund will enter into contracts with primary dealers that provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is “in-the-money.” The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written “out-of-the-money.” “Strike price” refers to the price at which an option will be exercised. “Cover assets” refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Fund. Under such circumstances, the Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is “in-the-money”). Although each agreement will provide that the Fund’s repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Fund might pay more to repurchase the OTC Option contract than the Fund would pay to close out a similar exchange traded option.
     Exchange-traded options generally have a continuous liquid market while OTC Options may not. Consequently, the Fund can realize the value of an OTC Option it has purchased only by exercising or reselling the option to the issuing dealer. In the event of insolvency of the other party, the Fund may be unable to liquidate an OTC Option.
Purchasing Options
     Purchasing Put and Call Options. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and NYSE. The Fund will engage in trading of such derivative securities exclusively for non-speculative hedging purposes.
     If a put option is purchased, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when the adviser or sub-adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund holds a stock which the adviser or sub-adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, is the amount by which the Fund hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Fund realizes on the sale of the securities.
     If a call option is purchased, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Fund realizes on the cover of the short position in the security.
     Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. The Fund generally will purchase only those options for which the adviser or sub-adviser believes there is an active secondary market to facilitate closing transactions.
Stock Index Options
     Stock index options include put and call options with respect to the S&P 500® Index and other stock indices. These may be purchased as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund.
     The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on a stock index depends on the adviser’s or sub-adviser’s ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.
     Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could not be able to close out options, which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Fund purchase put or call options only with respect to an index which the adviser or sub-adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.
Straddles
     A straddle, which may be used for hedging purposes, is a combinations of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Fund’s overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
Warrants
     A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

     Put and call index warrants are instruments whose values vary depending on the change in the value of one or more specified securities indices (“Index Warrants”). Index Warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the Index Warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an Index Warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. Certain Funds will normally use Index Warrants in a manner similar to their use of options on securities indices. The risks of using Index Warrants are generally similar to those relating to its use of index options. Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, Index Warrants generally have longer terms than index options. Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of Index Warrants may limit the Fund’s ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.
Writing Options
     Covered call options are considered “covered” if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.
     Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security. The Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Fund generally offsets, in whole or in part, any loss to the Fund resulting from the repurchase of a call option.

Risks of Investing in Options on Securities and Indices
     There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
     A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Fund may enter into options transactions may be limited by the Code requirements for qualification of the Fund as a Regulated Investment Company (“RIC”). See “Dividends, Distributions and Taxes.”
     In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See “Dealer Options” below.
Forward Currency Contracts
     Forward currency contracts are entered into in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.
Index-, Currency-, and Equity-Linked Securities.
     “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500® Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. They may also invest in “equity linked” and “currency-linked” debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.
     Index and currency-linked securities are derivative instruments which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the adviser or sub-adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the adviser or sub-adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid. See “Illiquid Securities” below.
Loan Participation and Assignments
     The Fund’s investment in loan participations typically will result in the Fund having a contractual relationship only with the lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing a participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
     When the Fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund’s ability to dispose of particular assignments or participations when necessary to meet redemptions of Fund shares, to meet the Fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for the Fund to value these securities for purposes of calculating its NAV.
Other Investment Companies
     An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When the Fund invests in other investment companies, shareholders of the Fund bear their proportionate share of the underlying investment companies fees and expenses.
     Exchange-Traded Funds (“ETFs”) — An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are traded on exchanges and trade similarly to publicly-traded companies. ETFs also have risks and costs that are similar to publicly-traded companies. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk borne by the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when the Fund invests in ETFs, shareholders of the Fund bear their proportionate share of the underlying ETFs fees and expenses.
     Holding Company Depositary Receipts (“HOLDRs”) — HOLDRs are trust-issued receipts that represent the Fund’s beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, the Fund’s investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.
Senior Loans
     The Fund may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes. Senior Loans in most circumstances, are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.
     Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of the Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.
     Senior Loans usually include restrictive covenants which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.
     Credit Risk. Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.
     In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

     Collateral. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized.
     Limited Secondary Market. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede the Fund’s ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.
     Hybrid Loans. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized (“Hybrid Loans”). With Hybrid Loans, the Fund may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders’ interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company’s security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.
     Subordinated and Unsecured Loans. Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder’s subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.
Private Funds
     U.S. or foreign private limited partnerships or other investment funds are referred to as Private Funds (“Private Funds”). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, the Fund’s ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the Fund’s entire investment in the Private Fund.

     Private investment funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, the Fund owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The Fund receives a stream of cash flows in the form of interest payments from the underlying assets or the proceeds from the sale of the underlying assets in the event those underlying assets are sold. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers or securities remain members of the tracked index.
     The pooled investments allow the Fund to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed-income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Fund significantly. However, the Fund bears any expenses incurred by the trust. In addition, the Fund assumes the liquidity risks generally associated the privately offered pooled investments.
     Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests. Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and “qualified purchasers” or “qualified institutional buyers” for privately offered securities.
     The Fund cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.
     Private investment funds also include investments in certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed-income investments.
Real Estate Securities
     The Fund’s investments in real estate are primarily in Real Estate Investment Trusts (“REITs”) and other real estate operating companies (“REOCs”). A REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing.

     A REIT is a corporation or business trust that meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.
     REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development, or long-term loans. The Real Estate Fund invests primarily in Equity REITs.
     Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Fund will not invest directly in real estate, the Fund may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REITs’ investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.
     REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Mortgage REITs may also be affected by the ability of borrowers to repay when due the debt extended by the REIT and equity REITs may be affected by the ability of tenants to pay rent.
     Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.
Restricted and Illiquid Securities
     Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the adviser or a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Fund could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between the Fund’s decision to dispose of these securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by the Fund pursuant to Rule 144A) may be negotiated at the time such securities are purchased by the Fund. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Fund would be permitted to sell them. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the Fund at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Fund in good faith pursuant to procedures adopted by the Trust’s Board.
     Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the Fund’s procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. The Fund may not invest more than 15% of its net assets in illiquid securities, measured at the time of investment. The Fund will adhere to a more restrictive investment limitation on its investments in illiquid or restricted securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale.
Securities of Companies with Limited Operating Histories
     The Fund considers securities of companies with limited operating histories to be securities of companies with a record of less than three years’ continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as “unseasoned issuers.”) These companies by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature companies.
To Be Announced Sale Commitments
     To Be Announced (“TBA”) sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. The Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.
Zero-Coupon and Pay-In-Kind Securities
     Zero-coupon, or deferred interest securities, are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero-coupon and delayed interest securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non zero-coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero-coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero-coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year.
     Pay-in-kind securities are securities that pay interest or dividends through the issuance of additional securities. The Fund will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Fund until the cash payment date or the securities mature. Under certain circumstances, the Fund could also be required to include accrued market discount or capital gain with respect to its pay-in-kind securities.
     The risks associated with lower rated debt securities apply to these securities. Zero-coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment, because these securities do not pay cash interest.
INVESTMENT TECHNIQUES
Borrowing
     The Fund may borrow from banks. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund’s holdings may be disadvantageous from an investment standpoint.
     Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Lending of Portfolio Securities
     In order to generate additional income, the Fund may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. No lending may be made with any companies affiliated with the adviser. These loans earn income for the Fund and are collateralized by cash, securities or letters of credit. The Fund might experience a loss if the financial institution defaults on the loan.
     The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. The Fund could incur losses in connection with the investment of such cash collateral.
Repurchase Agreements
     Repurchase agreements may be utilized, with respect to portfolio securities. Such agreements may be considered to be loans by the Fund for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Fund acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the adviser or sub-adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited. To mitigate this risk, the Fund may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors’ rights against the counterparty under applicable insolvency law in the event of the counterparty’s insolvency.
Reverse Repurchase Agreements and Dollar Roll Transactions
     The Fund may enter into reverse repurchase agreement transactions involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. This process involves the lending of specific securities to pre-approved counterparties, broker dealers, and the receipt of cash in return for a set period of time- thirty to sixty days is generally the term of any transaction. By convention, 102% worth of securities is placed as collateral with the counterparty; however, that is negotiable and may vary depending on the type of collateral employed. More volatile securities may require higher collateral. The Fund may employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions or when dollar roll transactions become uneconomic. Reverse repurchase agreements alleviate the need to liquidate the short-term assets associated with the proceeds of dollar roll transactions. The liquidation of carefully tailored short-term securities component of the Fund is not cost-effective for shareholders; moreover, the reconstruction of that short-term component at a later date is also not cost-effective. At the time it enters into a reverse repurchase agreement, the Fund may place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Fund’s total assets. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund’s holdings may be disadvantageous from an investment standpoint. However, the Fund may segregate its assets to cover the commitment under a reverse repurchase agreement, dollar roll transaction, or any other transactions that may five rise to “senior security,” as defined by the 1940 Act; as a result, the Fund will not be subject to the 300% asset coverage requirement. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.
     In order to enhance portfolio returns and manage prepayment risks certain Funds may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institutional such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security. When the Fund enters into a dollar roll transaction, cash and/or liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.
     Whether a reverse repurchase agreement or dollar roll transaction produces a gain for the Fund depends upon the “costs of the agreements” (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or “substantially the same” security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then the Fund’s NAV will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar roll transactions, as leveraging techniques, may increase the Fund’s yield in the manner described above; however, such transactions also increase the Fund’s risk to capital and may result in a shareholder’s loss of principal.

     Swap Agreements and Options on Swap Agreements. Swap transactions, include, but are not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, and credit and event-linked swaps. To the extent the Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. The Fund may also enter into options on swap agreements (“swap options”).
     The Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.
     Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the Fund’s investment objectives and general investment policies, the Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the LIOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.
     The Fund may enter into credit swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly.

     A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund that may engage in swaps may write (sell) and purchase put and call swap options.
     Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s total assets.
     Whether the Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Code may limit the Fund’s ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
     Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission (“CFTC”). To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
     Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent the Fund invests in these securities, however, the sub-adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.
Short Sales
     Short sales of securities are securities already owned or have the right to be acquired at no added cost through conversion or exchange of other securities they own (referred to as short sales “against the box”).
     In a short sale that is not “against the box,” the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety (90) days without restriction other than the payment of money).
     Short sales by the Fund that are not made “against the box” create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If the Fund makes a short sale “against the box,” the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.
     The Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the adviser or sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.
     In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. The Fund will comply with these requirements. In addition, as a matter of policy, the Fund’s Board has determined that no Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund’s total assets, taken at market value.
     The extent to which the Fund may enter into short sales transactions may be limited by the Code requirements for qualification of the Fund as a RIC. See “Dividends, Distributions and Taxes.”
Temporary Defensive and Other Short-Term Positions
     Investing in certain short-term, high-quality debt instruments and in U.S. government securities is done for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the adviser’s or sub-adviser’s ability to invest cash inflows; (iii) to permit the Fund to meet redemption requests; and (iv) for temporary defensive purposes. The Fund for which the investment objective is capital appreciation may also invest in such securities if the Fund’s assets are insufficient for effective investment in equities.
     Although it is expected that the Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which the Fund may invest include: (i) short-term obligations of the U.S. government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements. The

Fund will normally invest in short-term instruments that do not have a maturity of greater than one year. To the extent the Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.
When-Issued Securities and Delayed-Delivery Transactions
     In order to secure prices or yields deemed advantageous at the time the Fund may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The Fund will establish a segregated account with the custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be “marked to market” daily. The Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. In these cases, the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price credited to be advantageous.
     When the time comes to pay for the securities acquired on a delayed delivery basis, the Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation). Depending on market conditions, the Fund could experience fluctuations in share price as a result of delayed delivery or when-issued purchases.
FUNDAMENTAL INVESTMENT RESTRICTIONS AND POLICIES
     All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.
INVESTMENT RESTRICTIONS
     The Fund’s investment objective is not fundamental and may be changed by the Board. The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding voting securities, as that term is defined in the 1940 Act. The term “majority” is defined in the 1940 Act as the lesser of (1) 67% or more of the Fund’s voting securities present at a meeting of shareholders of which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund’s outstanding securities.

     Under these investment restrictions, the Fund:
1. purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund;
2. purchase securities of any issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Fund’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;
3. borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund;
4. make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Fund. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;
5. underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies;
6. purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;
7. issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund; or

8. purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.
     The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of equity securities of dividend paying companies. The Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.
PORTFOLIO TURNOVER
     A change in securities held in the portfolio of the Fund is known as “portfolio turnover” and may involve the payment by the Fund of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. The Fund cannot accurately predict its turnover rate, however the rate will be higher when the Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase commission expenses and may involve realization of capital gains by the Fund.
DISCLOSURE OF THE FUND’S PORTFOLIO SECURITIES
     The Fund is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Fund’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.
     In addition, the Fund posts its portfolio holdings schedule on ING’s website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the last day of the preceding quarter-end (i.e., the Fund will post the quarter-ending June 30 holdings on August 1).
     The Fund also compiles a list composed of its ten largest holdings (“Top Ten”). This information is produced monthly, and is made available on ING’s website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.
     Investors (both individual and institutional), financial intermediaries that distribute the Fund’s shares and most third parties may receive the Fund’s annual or semi-annual shareholder reports, or view on ING’s website, the Fund’s portfolio holdings schedule. The Top Ten list also is provided in quarterly Fund descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.
     Other than in regulatory filings or on ING’s website, the Fund may provide its complete portfolio holdings to certain unaffiliated third parties and affiliates when the Fund has a legitimate business purpose for doing so. Unless otherwise noted below, the Fund’s disclosure of its portfolio holdings will be on an as-

needed basis, with no lag time between the date of which information is requested and the date the information is provided. Specifically, the Fund’s disclosure of its portfolio holdings may include disclosure:
•	To the Trust’s independent registered public accounting firm, named herein, for use in providing audit opinions;

•	To financial printers for the purpose of preparing Fund regulatory filings;

•	For the purpose of due diligence regarding a merger or acquisition;

•	To a new adviser or sub-adviser prior to the commencement of its management of the Fund;

•	To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P, such agencies may receive more data from the Fund than is posted on the Funds’ website;

•	To consultants for use in providing asset allocation advice in connection with an investment by affiliated funds-of-funds in the Fund;

•	To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Fund;

•	To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders; or

•	To certain third parties, on a weekly basis with no lag time, that have financed the Fund’s Class B shares.
     In instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.
     The Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Fund’s portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s adviser, sub-adviser, principal underwriter or any affiliated person of the Fund, its adviser, or its principal underwriter, on the other. Such Policies authorize the Fund’s administrator to implement the Board’s Policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Fund’s shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the adviser, sub-adviser(s), principal underwriter and their affiliates. The Board has authorized the senior officers of the Fund’s administrator to authorize the release of the Fund’s portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Fund’s administrator reports quarterly to the Board regarding the implementation of such policies and procedures.
     The Fund has the following ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings:

Time Lag Between Date
of Information and Date
Party	Purpose	Frequency	Information Released
Societe Generale Constellation	Class B shares financing	Weekly	None

Institutional Shareholder Services, Inc.	Proxy Voting & Class Action Services	Daily	None

Charles River Development	Compliance	Daily	None
     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. The Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department. All waivers and exceptions involving the Fund will be disclosed to the Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Fund, the adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

MANAGEMENT OF THE TRUST
Management of the Trust
Set forth in the table below is information about each Trustee of the Trust.

Number of
Funds in Fund
Complex
	Position(s)			Overseen by
	Held with	Term of Office and	Principal Occupation(s)	Director/	Other Directorships Held by
Name, Address and Age	Trust	Length of Time Served[1]	During the Past 5 Years	Trustee[2]	Trustee
Independent Directors/ Trustees

John V. Boyer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	Trustee	January 2005 — Present	Consultant (July 2007 — Present). Formerly, President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 — July 2007); and Executive Director, The Mark Twain House & Museum [3] (September 1989 — November 2005).		None.

Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Trustee	January 2006 — Present	Consultant and President of self-owned company, Ravengate Partners LLC (January 2000 — Present).		Wisconsin Energy (June 2006 — Present).

J. Michael Earley 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Trustee	February 2002 — Present	President and Chief Executive Officer, Bankers Trust Company, N.A. Des Moines (June 1992 — Present).		Midamerica Financial Corporation (December 2002 — Present).

Patrick W. Kenny 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 64	Trustee	January 2005 — Present	President and Chief Executive Officer, International Insurance Society (June 2001 — Present).		Assured Guaranty Ltd. (April 2004 — Present); and Oddysey Reinsurance Holdings (November 2006 — Present).

Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	Trustee	January 2006 — Present	Consultant (May 2001 — Present).		Stillwater Mining Company (May 2002 — Present); California HealthCare Foundation (June 1999 — Present); and Romanian-American Enterprise Fund (February 2004 — Present).

David W.C. Putnam 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 67	Trustee	October 1999 — Present	Chair, Board of Directors and President, F.L. Putnam Securities Company, Inc. (June 1978 — Present).		Principled Equity Market Trust (December 1996 — Present); and Asian American Bank and Trust Company (June 1993 — Present).

Number of
Funds in Fund
Complex
	Position(s)			Overseen by
	Held with	Term of Office and	Principal Occupation(s)	Director/	Other Directorships Held by
Name, Address and Age	Trust	Length of Time Served[1]	During the Past 5 Years	Trustee[2]	Trustee
Roger B. Vincent 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Trustee	February 2002 — Present	President, Springwell Corporation (March 1989 — Present).		UGI Coporation (February 2006 — Present); and UGI Utilities, Inc. (February 2006 — Present).

Trustees who are “Interested Persons”

John G. Turner[4] 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 68	Trustee	October 1999 — Present	Retired.		Hormel Foods Corporation (March 2000 — Present); and Conseco, Inc. (September 2003 — Present).

(1)	Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy which states that each duly elected or appointed Director/Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, as amended, (“Independent Trustees”), shall retire from service as a Trustee at the conclusion of the first reqularly scheduled meeting of the Board that is held after (a) the Trustee reaches the age of 70, if that Trustee qualifies for a retirement benefit as discussed in the Board’s retirement policy; or (b) the Trustee reaches the age 72 or has served as a Trustee for 15 years, whichever occurs first, if that Trustee does not qualify for the retirement benefit. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)	For the purposes of this table, “Fund Complex” means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Equity Dividend and Premium Opportunity Fund; ING Global Advantage and Premium Opportunity Fund; ING International High Dividend Equity Income Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; ING Variable Products Trust; and ING Partners, Inc. The number of Funds in the Fund Complex is as of August 31, 2007.

(3)	Shaun Mathews, President, ING USFS Mutual Funds and Investment Products, has held a seat on the Board of Directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(4)	Mr. Turner is deemed to be an “interested person” of the Company and the Trust as defined in the 1940 Act because of his relationship with ING Groep, N.V., the parent corporation of the adviser, ING Investments, LLC and the Distributor.

Officers
     Information about the Trust’s officers are set forth in the table below:

Name, Address and Age	Positions Held With the Trust	Term of Office and Length of Time Served [1,2]	Principal Occupation(s) During the Last Five Years

Shaun P. Mathews(7) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	President and Chief Executive Officer	November 2006– Present	President and Chief Executive Officer, ING Investments, LLC[3] and ING Funds Services, LLC(4) (December 2006 – Present); and Head of ING USFS Mutual Funds and Investments Products (October 2004 – Present). Formerly, CMO, ING USFS (April 2002 – October 2004); and Head of Rollover/Payout (October 2001 – December 2003).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 57	Executive Vice President	July 1996 – Present for ING Investment Funds, Inc. February 2002 – Present for ING Equity Trust	Executive Vice President, ING Investments, LLC[3] (July 2000 – Present); and Chief Investment Risk Officer, ING Investments, LLC[3] (January 2003 – Present). Formerly, Chief Investment Officer of the International Investments (August 2000 – January 2003).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Executive Vice President	February 2002 – Present	Head of Mutual Fund Platform (February 2007 – Present); and Executive Vice President, ING Investments, LLC(3) and ING Funds Services, LLC(4) (December 2001 – Present). Formerly, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC[3] and Directed Services, LLC(6) (October 2004 – December 2005); and Chief Financial Officer and Treasurer, ING Investments, LLC[3] (December 2001 – March 2005).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Executive Vice President and Chief Compliance Officer	March 2006 – Present November 2004 – Present	Chief Compliance Officer of the ING Funds (November 2004 – Present), ING Investments, LLC[3] and Directed Services, LLC(6) (March 2006 – Present); and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Chief Compliance Officer of ING Life Insurance and Annuity Company (March 2006 – December 2006); Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 – October 2004).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Senior Vice President, Chief/ Principal Financial Officer & Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC[4] (April 2005 – Present). Formerly, Vice President, ING Funds Services, LLC[4] (September 2002 – March 2005); and Director of Financial Reporting, ING Investments, LLC[3] (March 2001 – September 2002).

Name, Address and Age	Positions Held With the Trust	Term of Office and Length of Time Served [1,2]	Principal Occupation(s) During the Last Five Years
Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Senior Vice President	November 2003 – Present	Senior Vice President, ING Investments, LLC[3] (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC[3] (January 2001 – October 2003).

Ernest J. C’DeBaca 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 38	Senior Vice President	May 2006 – Present	Senior Vice President, ING Investments, LLC (December 2006 – Present); and ING Funds Services, LLC(4) (April 2006 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (January 2004 – March 2006); and Attorney-Adviser, U.S. Securities and Exchange Commission (May 2001 – December 2003).

Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Senior Vice President	May 2006 – Present	Senior Vice President, Head of Division Operations, ING Funds (May 2006 – Present); and Vice President, Head of Division Operations, ING Funds Services, LLC(4) (March 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(4) (October 2001 – March 2006).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Vice President and Treasurer	November 1999 – Present for ING Equity Trust November 1997 – Present for ING Investment Funds, Inc. May 1998 – Present for ING Investment Funds, Inc.	Vice President and Treasurer, ING Funds Services, LLC[4] (October 2001 – Present) and ING Investments, LLC[3] (August 1997 – Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Vice President	February 2003 – Present	Vice President and Chief Compliance Officer, ING Funds Distributor, LLC[5] (July 1995 – Present); and Vice President, ING Investments, LLC[3] (February 1996 – Present); and Director of Compliance, ING Investments, LLC[3] (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC[3] (October 2001 – October 2004).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Vice President	September 2004 – Present	Vice President, ING Funds Services, LLC[4] (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC[4] (October 2001 – September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC[3] (September 1999 – October 2001).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Vice President	January 2007 – Present	Vice President, ING Funds Services, LLC(4) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006); and Vice President, Wells Fargo Funds Management, LLC (December 2000 – August 2003).

Name, Address and Age	Positions Held With the Trust	Term of Office and Length of Time Served [1,2]	Principal Occupation(s) During the Last Five Years
Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Vice President	March 2006– Present	Vice President, ING Funds Services, LLC [4] (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC[4] (August 2004 – March 2006); Manager, Registration Statements, ING Funds Services, LLC[4] (May 2003 – August 2004); Associate Partner, AMVESCAP PLC (October 2000 – May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 – May 2003).

Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 30	Assistant Vice President	February 2003 – Present	Assistant Vice President, ING Funds Services, LLC[4] (December 2002 – Present); and has held various other positions with ING Funds Services, LLC[4] for more than the last five years.

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Secretary	August 2003 – Present	Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 – September 2003); and Associate General Counsel of AIG American General (January 1999 – November 2002).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Assistant Secretary	August 2003 – Present	Counsel, ING Americas, U.S. Legal Services (April 2003 – Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 – April 2003).

(1)	The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)	Unless otherwise noted, this column refers to ING Equity Trust.

(3)	ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(4)	ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(5)	ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(6)	Directed Services, LLC is the successor in interest to Directed Services, Inc.

(7)	Mr. Mathews commenced services as CEO and President of the ING Funds on November 11, 2006.

Board
     The Board governs the Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund’s performance.
Frequency of Board Meetings
     The Board currently conducts regular meetings eight (8) times a year. The Audit Committee and the Compliance Committee each meets regularly four (4) times per year; the Investment Review Committees meet six (6) times per year; the Contracts Committee meets seven (7) times per year; and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each Committee listed below operates pursuant to a Charter approved by the Board.
Recent Committee Changes
     Effective May 10, 2007, changes were made to the Board’s Committee structure. In particular, the Committee membership changed on that date, and these changes are reflected in the discussion of the Committes that is set out below. In addition, prior to May 10, 2007, the Board had a Valuation, Proxy and Brokerage Committee. Effective May 10, 2007, the functions of the Valuation, Proxy and Brokerage Committee and the Complaince Committee were combined. The Compliance Committee was the surviving Committee, and now oversees valuation, proxy and brokerage matters, as well as compliance issues. We also note that Roger Vincent became the Chairman of the Board effective May 10, 2007. Prior to that day, Jock Patton served as the Chairman of the Board.
Committees
     Executive Committee. The Board has established an Executive Committee whose function is to act on behalf of the full Board between meetings, when necessary. The Executive Committee currently consists of three (3) Independent Trustees. The following Trustees currently serve as members of the Executive Committee: Messrs. Boyer and Vincent and Ms. Pressler. Mr. Vincent, Chairman of the Board, serves as the Chairperson of the Executive Committee.
     Prior to May 10, 2007, the Executive Committee consisted of two (2) Independent Trustees and one (1) Trustee who was an “interested person,” as defined in the 1940 Act, of the Fund. During the period prior to May 10, 2007, the following Trustees served as members of the Executive Committee: Messrs. Turner, Vincent and Patton. Mr. Patton served as Chairperson of the Executive Committee.
     The Executive Committee held no meetings during the fiscal year eneded May 31, 2007.
     Audit Committee. The Board has established an Audit Committee whose functions include, among others, meeting with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audit, its financial statements and interim accounting controls, and meeting with management concerning these matters, among other things. The Audit Committee currently consists of three (3) Independent Trustees. The following Trustees currently serve as members of the Audit Committee: Messrs. Earley and Putnam and Ms. Chadwick. Mr. Earley currently serves as Chairperson of the Audit Committee, and also has been designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.
     Prior to May 10, 2007, the following Trustees served as memebers of the Audit Committee: Messrs. Earley, Kenny, Vincent and Putnam and Ms. Pressler. During the period prior to May 10, 2007, Mr. Earley served as Chairperson of the Audit Committee, and Mr. Kenny was designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.
     The Audit Committee held seven (7) meetings during the fiscal year ended May 31, 2007.
     Compliance Committee. The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Complaince Officer (“CCO”) of the Fund. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO. The Board also oversees quarterly compliance reporting.
     Effective May 10, 2007, the functions of the Board’s Valuation, Proxy and Brokerage Committee were combined with the functions of the Compliance Committee. As a result of this combination, the functions of the Compliance Committee now include determining the value of securities held by the Fund for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Trust’s brokerage and the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).
     The Compliance Committee currently consists of four (4) Independent Trustees: Messrs. Boyer, Kenny and Vincent and Ms. Pressler. Mr. Kenny currently serves as Chairperson of the Compliance Committee.
     Prior to May 10, 2007, the Compliance Committee consisted of five (5) Independent Trustees: Messrs. Boyer, Earley, Putnam, Kenny and Patton. Mr. Kenny served as Chairperson of the Compliance Committee during the period prior to May 10, 2007.
     The Compliance Committee held five (5) meetings during the fiscal year ended May 31, 2007.
     Valuation, Proxy and Brokerage Committee. As is discussed above, prior to May 10, 2007 the Board had established and had in place a Valuation, Proxy and Brokerage Committee. On that date, the Board’s Committees were reconstituted and the functions of the Valuation, Proxy and Brokerage Committee were combined with that of the Compliance Committee, and the reconstituted Compliance Committee was the surviving Committee. The Compliance Committee now oversees valuation, proxy voting and brokerage matters formerly overseen by the Valuation, Proxy and Brokerage Committee.
     Prior to May 10, 2007, the Valuation, Proxy and Brokerage Committee functions included, among others: reviewing the determination of the value of securities held by the Trust for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Trust’s brokerage; and overseeing the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions). The Valuation, Proxy and Brokerage Committee consisted of four (4) Independent Trustees. The following Trustees served as members of the Valuation, Proxy and Brokerage Committee: Dr. Gitenstein, Ms. Chadwick and Messrs. Boyer and Patton. Ms. Chadwick served as Chairperson of the Valuation, Proxy and Brokerage Committee.
     The Valuation, Proxy and Brokerage Committee held five (5) meetings during the fiscal year ended May 31, 2007.

     Nominating and Governance Committee. The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustees vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (4) considering and recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and “best practices” in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board’s annual self evaluation process.
     In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee will consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for Trustee should be submitted in writing to the Trust’s Secretary. Any such shareholder nomination should include, at a minimum, the following information as to each individual proposed for nominations as Trustees: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.
     The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, any such submission must be delivered to the Trust’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Fund with the SEC.
     The Nominating and Governance Committee consists of four (4) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee: Ms. Chadwick and Messrs. Boyer, Kenny and Vincent. Mr. Boyer serves as Chairperson of the Nominating and Governance Committee.
     Prior to May 10, 2007, the membership of the Nominating and Governance Committee consisted of four (4) Independent Trustees. The following Trustees served as members of the Nominating and Governance Committee: Dr. Gitenstein and Messrs. Kenny, Patton and Vincent. During the period prior to May 10, 2007, Dr. Gitenstein served as Chairperson of the Nominating and Governance Committee.
     The Nominating and Governance Committee held two (2) meetings during the fiscal year ended May 31, 2007.
     Investment Review Committee. The Board has established two Investment Review Committees to, among others things, monitor the investment performance of the Fund and make recommendations to the Board with respect to the Fund.
     The Investment Review Committee for the Domestic Equity Funds currently consists of three (3) Independent Trustees. The following Trustees serve as members of the Investment Review Committee for the Domestic Equity Funds: Ms. Chadwick and Messrs. Earley and Putnam. Ms. Chadwick serves as Chairperson of the Investment Review Committee for the Domestic Equity Funds.

     Prior to May 10, 2007, the Investment Review Committee for the Domestic Equity Funds was comprised of five (5) Independent Trustees and one (1) Trustee who was an “interested person,” as defined in the 1940 Act, of the Funds. During the period prior to May 10, 2007, the following Trustees served as members of the Investment Review Committee for the Domestic Equity Funds: Ms. Chadwick and Messrs. Patton, Putnam, Earley, Turner and Vincent. Mr. Vincent served as Chairperson of the Investment Review Committee for the Domestic Equity Funds.
     The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended May 31, 2007.
     The Investment Review Committee for International/Balanced/Fixed Income Funds currently consists of four (4) Independent Trustees. The following Trustees serve as members of the Investment Review Committee for the International/Balanced/Fixed Income Funds: Ms. Pressler and Messrs. Kenny, Boyer and Vincent. Mr. Boyer serves as Chairperson of the Investment Review Committee for the International/Balanced/Fixed Income Funds.
     Prior to May 10, 2007, the Investment Review Committee for the Internatioanl/Balanced/Fixed Income Funds consisted of four (4) Independent Trustees. During the period prior to May 10, 2007, the following Trustees served as members of the Investment Review Committee for the International/Balanced/Fixed Income Funds: Ms. Pressler, Dr. Gitenstein and Messrs. Kenny and Boyer. Mr. Boyer served as Chairperson of the Investment Review Committee for the International/Balanced/Fixed Income Funds.
     The Investment Review Committee for the International/Balanced/Fixed Income Funds held nine (9) meetings during the fiscal year ended May 31, 2007.
     Contracts Committee. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the ING Funds. The responsibilities of the Contracts Committee include, among other things: (1) identifying the scope and format of information to be provided by services providers in connection with contract renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans.
     The Contracts Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Contracts Committee: Meses. Pressler and Chadwick and Messrs. Boyer, Vincent and Putnam. Ms. Pressler serves as Chairperson of the Contracts Committee.
     Prior to May 10, 2007, the Contract Committee consisted of six (6) Independent Trustees. The following Trustees served as members of the Contracts Committee: Mses. Chadwick and Pressler and Messers. Boyer, Patton, Vincent and Kenny. During the period prior to May 10, 2007, Ms. Pressler served as Chairperson of the Contracts Committee.
     The Contracts Committee held seven (7) meetings during the fiscal year ended May 31, 2007.

Trustee Ownership of Securities
Share Ownership Policy
     In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially shares of one or more funds in the ING entities at all times (“Policy”). For this purpose, beneficial ownership of fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in the Fund.
     Under this Policy, the initial value of investments in the mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $100,000. Existing Trustees shall have a reasonable amount of time, not to exceed three years, from the date upon which the minimum ownership requirement was set at $100,000 in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Fund’s investments will not cause a Trustee to have to make any additional investments under this Policy.
     Investments in mutual funds of the ING Funds Complex by the Trustees pursuant to this policy are subject to the market timing policies applied by the mutual funds of the ING Funds Complex to other similar investors and any provisions of the ING Funds’ Code of Ethics that otherwise applies to the Trustees.

     Set forth in the table below is the dollar range of equity securities owned by each Trustee for the calendar year ended December 31, 2006:

Aggregate Dollar Range of
Equity Securities in all
Registered Investment
Companies Overseen by Trustee
in Family of Investment
Name of Trustee	Equity Dividend Fund(1)	Companies
Independent Trustees
John V. Boyer	None	N/A
Patricia W. Chadwick	None	Over $100,000
J. Michael Earley	None	$50,000-$100,000
Patrick W. Kenny	None	$10,000-$50,000 $50,000-$100,000(2)
Sheryl K. Pressler	None	$50,000-$100,000(2)
David W. C. Putnam	None	Over $100,000
Roger B. Vincent	None	Over $100,000 $50,000-$100,000(2)

Trustees who are “Interested Persons”
John G. Turner	None	Over $100,000

(1)	The Fund had not commenced operations as of the date of this SAI.

(2)	Held in a Deferred Compensation Account and/or a 401(k) account.

Independent Trustee Ownership of Securities
     Set forth in the table below is information regarding each Independent Trustee’s (and his or her immediate family members’) share ownership in securities of the Fund’s adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Fund (not including registered investment companies) as of December 31, 2006.

Name of Owners and
	Relationship to			Value of	Percentage of
Name of Director/Trustee	Director	Company	Title of Class	Securities	Class
John V. Boyer	N/A	N/A	N/A	N/A	N/A
Patricia W. Chadwick [1]	N/A	N/A	N/A	N/A	N/A
J. Michael Earley	N/A	N/A	N/A	N/A	N/A
Patrick W. Kenny	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler [1]	N/A	N/A	N/A	N/A	N/A
David W. C. Putnam	N/A	N/A	N/A	N/A	N/A
Roger B. Vincent	N/A	N/A	N/A	N/A	N/A

(1)	Mses. Chadwick and Pressler each commenced services as a Director/Trustee on January 18, 2006.
Compensation of Trustees
     A new compensation policy went into effect July 1, 2007. Pursuant to this policy, each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any Committee attended. Further, each Independent Trustee is compensated for his or her services on a quarterly basis according to a fee schedule adopted by the Board. The fee schedule consists of an annual retainer, and does not include additional compensation for attendance at regular or special Board and Committee meetings. Further, Committee Chairperson receiove an additional annual retainer for their services in that capacity.
     The Fund pays to each Trustee, who is not an interested person of the Fund a pro rata share of an annual retainer of $200,000. The Fund also pays a pro rata portion of the following fees: (i) Mr. Vincent, as Chairperson of the Board, receives an additional annual retainer of $75,000; (ii) Mses. Chadwick and Pressler and Messrs. Earley, Boyer(1) and Kenny, as Chairpersons of Committees of the Board, each receives an additional annual retainer of $40,000, $60,000, $30,000, $50,000 and $30,000, respectively; and (iii) the Trustees’ out-of-pocket expenses for attendance at Board meetings. The pro rata share paid by each Fund is based on the Fund’s average net assets, computed as a perentage of the average net assets of all the funds managed by the Investment Adviser or its affiliate, Directed Services, LLC, for which the Trustees serve in common as Trustees.
     Prior to July 1, 2007, each Trustee was reimbursed for expenses incurred in connection with each meeting of the Board or any Committee meeting attended. Each Independent Trustee was compensated for his or her services according to a fee schedule adopted by the Board, and received a fee that consisted of an annual retainer and a meeting fee component.
     The Funds paid each Trustee who was not an interested person a pro rate share, as described below, of (i) an annual retainer of $45,000 (Mses. Chadwick and Pressler and Messrs. Earley, Boyer, Kenny, Vincent and and Dr. Gitenstein(2), as Chairpersons of Committees of the Board, each received an additional annual retainer of $10,000, $15,000, $20,000, $20,000, $10,000, $20,000 and $10,000, respectively. Mr. Patton, as

Chairperson of the Board, received an additional annual retainer of $30,000.); (ii) $7,000 for each in person meeting of the Board (Mr. Patton, as Chairperson of the Board, received an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any Committee meeting (Chairpersons of Committees of the Board received an additional $1,000 for each Committee meeting.); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Fund was based on the Fund’s average net assets as a percentage of the average net assets of all the funds managed by the Investment Adviser or its affiliate, Directed Services LLC, for which the Trustees serve in common as Trustees.

(1)	Mr. Boyer receives an annual retainer of $40,000 for his services as the Chairperson of the Investment Review Committee — International/Balanced/Fixed Income, and he may receive up to $10,000 for his services as the Chairperson of the Nominating and Governance Committee. The $2,500 retainer payable to Mr. Boyer each quarter for his services to the Nominating and Governance Committee is paid only if the Committee has been active for that quarter. If the Nominating and Governance Committee has been active during all four quarters in a given year, the Chairperson will receive the full annual retainer of $10,000.

(2)	The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active for that quarter. The compensation per quarter to the Chairperson is $2,500 if the Nominating and Governance Committee had been active for all four quarters, the Chairperson would receive the full annual retainer of $10,000.

     The following table sets forth information provided by the Fund’s investment adviser regarding compensation of Trustees by the Fund and other funds managed by the ING Investments and its affiliates for the fiscal year ended May 31, 2007. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by ING Investments or its affiliates.
Compensation Table

				Total Compensation
		Pension or	Estimated	From Registrant
		Retirement Benefits	Annual	and Fund
	ING Equity Dividend	Accrued as Part of	Benefits Upon	Complex Paid to
Name of Person, Position	Fund(1)	Fund Expenses	Retirement(2)	Trustees(3)(4)
John V. Boyer Director/Trustee		N/A	N/A	$221,401
Patricia W. Chadwick Director/Trustee		N/A	N/A	$168,099
J. Michael Earley Director/Trustee		N/A	N/A	$195,000
R. Barbara Gitenstein(5) Trustee
Patrick W. Kenny (6) Director/Trustee		N/A	N/A	$193,563
Walter H. May(7) Director/Trustee		N/A	N/A	$370,500
Thomas J. McInerney(11)
Jock Patton(9) (10) Director/Trustee		N/A	N/A	$436,250
Sheryl K. Pressler (6) Director/Trustee		N/A	N/A	$195,500
David W.C. Putnam Director/Trustee		N/A	N/A	$164,000
John G. Turner (10) Director/Trustee		N/A	N/A	N/A
Roger B. Vincent(6) Director/Trustee		N/A	N/A	$209,750
Richard A. Wedemeyer(8)

(1)	The Fund has not commenced operations as of the date of this SAI. Therefore, the Fund did not pay any compensation to any Trustees during the fiscal year ended May 31, 2007. The compensation presented is estimated for the fiscal year ended May 31, 2008.

(2)	The Funds have adopted a retirement policy under which a Director/Trustee who has served as an Independent Director/Trustee for five years or more will be paid by the ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Director/Trustee for one year of service.

(3)	Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(4)	Represents compensation from 173 funds (total in complex as of May 31, 2007).

(5)	Dr. Gitenstein retired as a Trustee on September 10, 2007.

(6)	During the fiscal year ended May 31, 2007, Ms. Pressler, Mr. Kenny and Mr. Vincent deferred $53,700, $49,000 and $52,313 respectively, of their compensation from the Fund Complex

(7)	Mr. May retired as a Trustee on January 11, 2007.

(8)	Mr. Wedemeyer retired as a Trustee on May 25, 2006.

(9)	Mr. Patton retired as a Trustee on June30, 2007.

(10)	“Interested person,” as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of the adviser and the Distributor. Officers and Trustees who are interested persons do not receive any compensation from the Funds.

(11)	Mr. McInerney resigned as a member of the Board on April 28, 2006.

CODE OF ETHICS
     The Fund, the adviser, the sub-adviser and the Distributor have adopted a code of ethics (“Code of Ethics” or written supervisory procedures) governing personal trading activities of all Trustees, officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading of securities that may be purchased or held by the Fund or of the Fund’s shares. The Code of Ethics also prohibits short-term trading of the Fund by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Fund’s Compliance Department and to report all transactions on a regular basis. The sub-adviser has adopted its own Codes of Ethics to govern the personal trading activities of their personnel.
PROXY VOTING PROCEDURES
     The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund’s portfolio securities. The proxy voting procedures and guidelines delegate to the adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the adviser, the Board has also approved the adviser’s proxy voting procedures, which require the adviser to vote proxies in accordance with the Fund’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Compliance Committee oversees the implementation of the Fund’s proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Fund, including procedures of the adviser, is attached hereto as Appendix A. No later than August 31st of each year, information regarding how the Fund voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (www.ingfunds.com) or by accessing the SEC’s EDGAR database (www.sec.gov).
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
     Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the Trust. A control person may be able to take actions regarding its Fund without the consent or approval of shareholders. As the Fund did not commence operations as of the date of this SAI,t he only outstanding shares as of the date of this SAI are held by the investment adviser as the Fund’s sole shareholder.
ADVISER
     The investment adviser for the Fund is ING Investments, LLC (“ING Investments” or “Adviser”) which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Trustees of the Fund, has the overall responsibility for the management of the Fund’s portfolio subject to delegation of certain responsibilities to ING Investment Management Co. (“ING IM” or “Sub-Adviser”). ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”) (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

     On February 26, 2001, the name of the Adviser changed from “ING Pilgrim Investments, Inc.” to “ING Pilgrim Investments, LLC.” On March 1, 2002, the name of the Adviser was changed from “ING Pilgrim Investments, LLC,” to “ING Investments, LLC.” Prior to April 30, 2001, ING Mutual Funds Management Co. LLC (“IMFC”) served as investment adviser to certain of the ING Funds. On April 30, 2001, IMFC, an indirect wholly-owned subsidiary of ING Groep that had been under common control with the Adviser, merged with the Adviser.
     ING Investments serves pursuant to an investment management agreement (“Investment Advisory Agreement”) between the Adviser and the Trust, on behalf of the Fund. The Investment Advisory Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services for the Fund. Pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”) ING Investments has delegated certain management responsibilities to a Sub-Adviser for the Fund. ING Investments oversees the investment management of the Sub-Adviser for the Fund.
     The Investment Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund’s assets and the purchase or sale of its portfolio securities. ING Investments also provides investment research and analysis. The Investment Advisory Agreement provides that ING Investments is not subject to liability to the Fund for any act or omission in the course of, or in connection with, rendering services under the Investment Advisory Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Investment Advisory Agreement.
     After an initial term of two years for a fund added to this Investment Advisory Agreement, the Investment Advisory Agreement and Sub-Advisory Agreement continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a “majority” (as defined in the 1940 Act) of the Fund’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not “interested persons” (as defined in the 1940 Act) of ING Investments or the Sub-Adviser, as the case may be, by vote cast in person at a meeting called for the purpose of voting on such approval.
     The Investment Advisory Agreement is terminable without penalty upon notice given by the Board or by a vote of the holders of a majority of the Fund’s outstanding shares voting as a single class, or upon notice given by ING Investments. The Investment Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).
     For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships for each Fund, please refer to the annual shareholder report to be dated May 31, 2008.
Advisory Fees
     ING Investments bears the expense of providing its services and pays the fees of the Sub-Adviser. For its services, the Fund pays ING Investments a monthly fee in arrears equal to 0.65% of the Fund’s average daily net assets during the month. To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in ING Insitutional Prime Money Market Fund and/or one or more money market funds advised by ING affiliates (“ING Money Market Funds”). The Fund’s purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests relusting from the Fund’s investment into the ING Money Market Fund.

Total Advisory Fees Paid by the Funds
     As of the date of this SAI, the Fund had not commenced operations. As a result, no fees were paid for the fiscal year ended May 31, 2007.
EXPENSE LIMITATION AGREEMENT
     ING Investments has entered into an expense limitation agreement with the Fund pursuant to which ING Investments has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, ING Investments will assume other expenses so that the total annual ordinary operating expenses of the Fund which exclude interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund’s business, and expenses of any counsel or other persons or services retained by the Fund’s Trustees who are not “interested persons” (as defined in the 1940 Act) of ING Investments or ING IM do not exceed the following expense limitations:

Fund	Class A	Class B	Class C	Class I
Equity Dividend	1.25%	2.00%	2.00%	1.00%
     The Fund may at a later date reimburse ING Investments for management fees waived and other expenses assumed by ING Investments during the previous thirty-six (36) months, but only if, after such reimbursement, the Fund’s expense ratio does not exceed the percentage described above. ING Investments will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.
     The expense limitations are contractual and, after the initial term, shall renew automatically for one-year terms unless ING Investments provides written notice of termination of the agreement to a lead Independent Chairman of the Board within ninety (90) days prior to the end of the then-current term for the Fund or upon termination of the Investment Advisory Agreement. The Expense Limitation Agreement may also be terminated by the Fund, without payment of any penalty, upon written notice to ING Investments at its principal place of business within ninety (90) days of the end of the then-current term for the Fund.
SUB-ADVISER
     The Investment Advisory Agreement for the Fund provides that ING Investments, with the approval of the Board, may select and employ investment advisers to serve as sub-advisers for the Fund, shall monitor the sub-adviser’s investment programs and results, and coordinate the investment activities of the sub-advisers to ensure compliance with regulatory restrictions. ING Investments pays all of its expenses arising from the performance of its obligations under the Investment Advisory Agreement, including all fees payable to the Sub-Adviser, executive salaries and expenses of the Trustees and officers of the Trust who are employees of ING Investments or its affiliates. Each sub-adviser pays all of its expenses arising from the performance of its obligations under the relevant Sub-Advisory Agreements.
     Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Trust are borne by the Fund, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, shareholder servicing agents, and custodians; the expense of obtaining quotations for calculating the Fund’s NAV; taxes, if any, and the preparation of the Fund’s tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder and trustee meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Trust who are not employees of ING Investments or any Sub-Adviser, or their affiliates; Board approved membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.
     The Sub-Advisory Agreement may be terminated without payment of any penalties by ING Investments, the Trustees, on behalf of the Fund, or the shareholders of the Fund upon sixty (60) days’ prior written notice. Otherwise, after an initial term, the Sub-Advisory Agreement will remain in effect from year to year, subject to the annual approval of the appropriate Board, on behalf of the Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees, on behalf of the Fund who are not parties to the Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.
     On May 24, 2002, the SEC issued an Exemptive Relief Order permitting ING Investments enter into new sub-advisory agreements with a non-affiliated sub-adviser or materially amend an existing sub-advisory agreement, subject to approval by the Board (including a majority of Independent Trustees) but without obtaining shareholder approval. The Fund operates in this manner. ING Investments may rely on this exemptive order only if, among other things, a fund’s shareholders have approved the arrangement. The sole shareholder of ING Equity Dividend Fund approed this “manager-of-managers” arrangement on December ___, 2007. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended sub-advisory agreements with a sub-adviser on behalf of the Fund. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser change will be provided to shareholders within ninety (90) days of the change. ING Investments remains responsible for providing general management services to the Fund, including overall supervisory responsibility for the general management and investment of the Fund’s assets, and, subject to the review and approval of the Board, will among other things: (i) set the Fund’s overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Fund’s assets; (iii) when appropriate, allocate and reallocate the Fund’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Fund’s investment objectives, policies, and restrictions.
     Pursuant to a Sub-Advisory Agreements between ING Investments and ING IM, ING IM acts as Sub-Adviser to the Fund. In this capacity, ING IM, subject to the supervision and control of ING Investments and the Trustees of the Fund, on behalf of the Fund, manages the Fund’s portfolio investments consistently with the Fund’s investment objective, and executes any of the Fund’s investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments. ING IM, a Connecticut corporation is located at 230 Park Avenue, New York, NY 10169. ING IM is an affiliate of ING Investments and an indirect, wholly-owned subsidiary of ING Groep.
Sub-Advisory Fees
As compensation to the Sub-Adviser for its services, ING Investments pays the Sub-Adviser a monthly fee in arrears equal to 0.2925% of the Fund’s average daily net assets managed during the month. To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in ING Insitutional Prime Money Market Fund and/or one or more money market funds sub-advised by ING affiliates (“ING Money Market Funds”). The Fund’s purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund’s Sub-Adviser will waive its fee in an amount equal to the sub-advisory fee received by the sub-adviser of the ING Money Market Fund in which the Fund invests relusting from the Fund’s investment into the ING Money Market Fund.
Sub-Advisory Fees Paid
     As of the date of this SAI, the Fund had not commenced operations. As a result, no fees were paid for the fiscal year ended May 31, 2007.
PORTFOLIO MANAGERS
Sub-Adviser: ING Investment Management Co.
Other Accounts Managed
     The following table shows the number of accounts and total assets in the accounts managed by each Portfolio Manager as of May 31, 2007:

Other Pooled Investment
	Registered Investment Companies		Vehicles		Other Accounts
	Number of		Number of		Number of
Portfolio Manager	Accounts	Total Assets	Accounts	Total Assets	Accounts	Total Assets
Christopher Corapi
David Powers

*	Of these Other Accounts, [ ] with total assets of $ [ ] have an advisory fee based on performance.
Potential Material Conflicts of Interest
     A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to this Portfolios. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.
     A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.
     A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

     A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees — the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.
     As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.
     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Funds.
Compensation
     Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, one- and three-year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.
     The Portfolio Managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices (the S&P 500(R) Index for Mr. Corapi as Portfolio Manager of Fundamental Research Fund; the S&P 500 Financials Index for Mr. Kloss and Mr. Rayner as Portfolio Managers of Financial Services Fund; the Russell 1000(R) Value Index for Mr. Lewis as Portfolio Manager of MagnaCap Fund; the Russell MidCap(R) Growth Index for Mr. Welch and Mr. Bianchi as Portfolio Managers for MidCap Opportunities Fund; the Russell 1000 Growth Index for Mr. Aguilar and Mr. Costa as Portfolio Managers for Opportunistic LargeCap Fund; and the Russell 2000(R) Growth Index for Mr. Salopek as Portfolio Manager for SmallCap Opportunities Fund) and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for all accounts managed by the team. The results for overall ING IM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.
     Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).
     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

     Portfolio Managers whose fixed base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.
Ownership of Securities
     The following table shows the dollar range of shares of the Funds owned by each Portfolio Manager as of May 31, 2007, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Christopher Corapi
David Powers
RULE 12b-1 PLANS
     The Trust has a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to most classes of shares offered by the Fund (“Rule 12b-1 Plans”). The Fund intends to operate the Rule 12b-1 Plans in accordance with their terms and the National Association of Securities Dealers, Inc. rules concerning sales charges. Under the Rule 12b-1 Plans, the Distributor may be entitled to payment each month in connection with the offering, sale, and shareholder servicing of Class A, Class B and Class C shares in amounts as set forth in the following table. The Funds do not have a 12b-1 Plan with respect to the Institutional Class (“Class I”).

Name of Fund	Class A	Class B	Class C
Equity Dividend	0.25%	1.00%	1.00%
Class A, Class B, Class C shares
     These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of Class A, Class B, and Class C shares of the Fund, including payments to dealers for selling shares of the Fund and for servicing shareholders of these classes of the Fund. Activities for which these fees may be used include: promotional activities; preparation and distribution of advertising materials and sales literature; expenses of organizing and conducting sales seminars; personnel costs and overhead of the Distributor; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; payments to dealers and others that provide shareholder services; interest on accrued distribution expenses; and costs of administering the Rule 12b-1 Plans. No more than 0.75% per annum of the Fund’s average net assets may be used to finance distribution expenses, exclusive of shareholder servicing payments, and no authorized dealer (“Authorized Dealer”) may receive shareholder servicing payments in excess of 0.25% per annum of the Fund’s average net assets held by the Authorized Dealer’s clients or customers.
     Under the Rule 12b-1 Plans, ongoing payments will generally be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. The rates, on an annual basis, are as follows: 0.25% for Class A, 0.25% for Class B and 1.00% for Class C shares. Rights to these ongoing payments generally begin to accrue in the 13th month following a purchase of Class A, Class B or

Class C shares. The Distributor may, in its discretion, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class A, Class B or Class C shares.
     With respect to each 12b-1 Plan, the Distributor will receive payment without regard to actual distribution expenses it incurs. In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of the Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.
     In addition to paying fees under the Fund’s respective Rule 12b-1 Plans, the Fund may pay service fees to intermediaries such as brokers-dealers, financial advisers, or other financial institutions, including affiliates of ING Investments (such as, ING Funds Services, LLC) for administration, sub-transfer agency, and other shareholder services associated with investors whose shares are held of record in omnibus accounts. These additional fees paid by the Fund to intermediaries may take two forms: (1) basis point payments on net assets and/or (2) fixed dollar amount payments per shareholder account. These may include payments for 401(K) sub-accounting services, networking fees, and omnibus account servicing fees.
     The Rule 12b-1 Plans have been approved by the Board of the Fund, including all of the Trustees who are not interested persons of the Trust as defined in the 1940 Act. Each Rule 12b-1 Plan must be renewed annually by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be committed to the Trustees who are not interested persons. Each Rule 12b-1 Plan and any distribution or service agreement may be terminated as to the Fund at any time, without any penalty, by such Trustees or by a vote of a majority of the Fund’s outstanding shares on written notice. The Distributor or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.
     In approving each Rule 12b-1 Plan, the Board has determined that differing distribution arrangements in connection with the sale of new shares of the Fund is necessary and appropriate in order to meet the needs of different potential investors. Therefore, the Board, including those Trustees who are not interested persons of the Trust, concluded that, in the exercise of their reasonable business judgment and in light of their fiduciary duties and the legal advice furnished to them by their independent legal counsel, there is a reasonable likelihood that the Rule 12b-1 Plans as tailored to each class of the Fund, will benefit such Fund and its shareholders.
     Each Rule 12b-1 Plan and any distribution or service agreement may not be amended to increase materially the amount spent for distribution expenses as to the Fund without approval by a majority of the Fund’s outstanding shares, and all material amendments to a Plan or any distribution or service agreement shall be approved by the Trustees who are not interested persons of the Trust, cast in person at a meeting called for the purpose of voting on any such amendment.
     The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Rule 12b-1 Plan and Shareholder Services Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Rule 12b-1 Plan and Shareholder Services Plan relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.
     As of the date of this SAI, the Fund had not commenced operations. As a result, no distribution expenses were incurred by the Distributor for the cost of promotion and distribution with respect to each class of shares for the Fund for the fiscal year ended May 31, 2007.

OTHER EXPENSES
     In addition to the management fee and other fees described previously, the Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Trustees who are not affiliated with ING Investments. Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, the Rule 12b-1 Plan or Shareholder Services Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.
ADMINISTRATOR
     ING Funds Services, LLC (“Administrator”) serves as administrator for the Fund pursuant to an Administration Agreement with the Trust. The Administrator is an affiliate of ING Investments. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Fund’s business, except for those services performed by ING Investments under the Investment Advisory Agreement, the Sub-Adviser under the Sub-Advisory Agreement, the custodian for the Fund under the Custodian Agreement, the transfer agent for the Fund under the Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time. The Administrator acts as a liaison among these service providers to the Fund. The Administrator is also responsible for ensuring that the Fund operates in compliance with applicable legal requirements and for monitoring ING Investments for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund and provides office space for the Trust.
     The Administration Agreements may be cancelled by the Board on behalf of the Fund, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days’ written notice to Funds Services, or by Funds Services at any time, without the payment of any penalty upon sixty (60) days’ written notice to the Trust.
Administrative Fees Paid
     As of the date of this SAI, the Fund had not commenced operations. As a result, no fees were paid for the fiscal year ended May 31, 2007.
CUSTODIAN
     The Bank of New York Mellon Corporation (formerly, the Bank of New York), One Wall Street, New York, New York, 10286, serves as custodian of the Fund. The custodian does not participate in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund. The Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian. For portfolio securities that are purchased and held outside the U.S., The Bank of New York Mellon Corporation has entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.
LEGAL COUNSEL
     Legal matters for the Company and the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     KPMG LLP serves as an independent registered public accounting firm for the Fund. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. KPMG LLP is located at 99 High Street, Boston, Massachusetts 02110.
TRANSFER AGENT
     DST Systems, Inc., P.O. Box 219368, Kansas City, Missouri 64141-9368, serves as the Transfer Agent and dividend-paying agent to the Fund.
PORTFOLIO TRANSACTIONS
     The Investment Advisory Agreement and Sub-Advisory Agreement authorizes ING Investments or the Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for the Fund. In all purchases and sales of securities for the portfolio of the Fund, the primary consideration is to obtain the most favorable execution available. Pursuant to the Investment Advisory Agreement and Sub-Advisory Agreement, ING Investments or the Sub-Adviser determines, subject to the instructions of and review by the Fund’s Board, which securities are to be purchased and sold by the Fund and which brokers are to be eligible to execute portfolio transactions of the Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker,” unless in the opinion of ING Investments or the Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.
     In placing portfolio transactions, ING Investments or the Sub-Adviser are required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm’s risk in positioning a block of securities, and other factors. ING Investments or the Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Fund. Under these programs, the participating broker-dealers will return to the Fund a portion of the brokerage commissions (in the form of a credit to the Fund) paid to the broker-dealers to pay certain expenses of the Fund. These commission recapture payments benefit the Funds, and not ING Investments or the Sub-Adviser.
     In selecting a broker-dealer, ING Investments or the Sub-Adviser will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. ING Investments or the Sub-Adviser may also take into account the quality of research and related services that can be provided by a broker-dealer, provided that ING Investments or the Sub-Adviser makes a good faith determination that the broker commission paid by the Fund is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the 1934 Act, ING Investments or the Sub-Adviser may cause the Fund to pay a broker-dealer, which provides “brokerage and research services” (as defined in the 1934 Act) to ING Investments or the Sub-Adviser, commissions for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting the transaction.
     For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transactions for the clients of the managers. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, ING Investments or the Sub-Adviser may receive research services from broker-dealers with which ING Investments or the Sub-Adviser places the Fund’s securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and ING Investments or the Sub-Adviser does not bear the expense of these services if provided by a broker-dealer that executes trades for the Fund, and the advisory fee paid to ING Investments or sub-advisory fee paid to the Sub-Adviser is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to ING Investments or the Sub-Adviser in advising the Fund and other clients, although not all of the research services received by the ING Investments or the Sub-Adviser will necessarily be useful and of value in managing a particular Fund. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by ING Investments or a Sub-Adviser for the execution of securities transactions for the Fund. In addition, in negotiating commissions with a broker, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by ING Investments or the Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.
     Portfolio transactions may be executed by brokers affiliated with the ING Groep or ING Investments or the Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of the Fund is subject to rules adopted by the Financial Industry Regulatory Authogity (“FINRA”).
     Purchases of securities for the Fund also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Fund will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.
     Some securities considered for investment by the Fund may also be appropriate for other clients served by that Fund’s Adviser or Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these other clients serviced by ING Investments or a Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Fund and ING Investments’s or the Sub-Adviser’s other clients in a manner deemed fair and reasonable by ING Investments or the Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by ING Investments or the Sub-Adviser, and the results of such allocations, are subject to periodic review by the Board. To the extent the Fund seeks to acquire the same security at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.
     Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.
     In purchasing and selling fixed-income securities, it is the policy of the Fund to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While ING Investments or the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.
     The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.
     As of the date of this SAI, the Fund has not commenced operations. As a result, no commission were paid for the fiscal year ended May 31, 2007.
Capitalization and Voting Rights
     The authorized capital of the Trust is an unlimited number of shares of beneficial interest. Holders of shares of the Fund have one vote for each share held. All shares when issued are fully paid, non-assessable and redeemable. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board. Generally, there will not be annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shareholders may, in accordance with the Fund’s charter, cause a meeting, of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Fund or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.
     The Board may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Trustees of the Company by written notice to shareholders of such series or class. Shareholders may remove Trustees from office by votes cast at a meeting of shareholders or by written consent.
PURCHASE AND REDEMPTION OF SHARES
     A complete description of the manner in which the shares may be purchased, redeemed or exchanged appears in the Class A, Class B, Class C and Class I shares’ respective Prospectuses under “Shareholder Guide.” Shares of the Funds are offered at the NAV next computed following receipt of the order by the dealer (and/or the Distributor) or by the Trust’s transfer agent, DST Systems, Inc. (“Transfer Agent”), plus, for Class A shares, a varying sales charge depending upon the class of shares purchased and the amount of money invested, as set forth in the Prospectus. Shares subject to a contingent deferred sales charge (“CDSC”) will continue to age from the date that the original shares were purchased.

     If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Fund shares.
     Certain investors may purchase shares of the Fund with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by the Fund consistent with the Fund’s investment policies and restrictions. These transactions will only be effected if ING Investments or the Sub-Adviser intends to retain the security in the Fund as an investment. Assets so purchased by the Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.
Special Purchases at Net Asset Value — Class A Shares
     Class A shares of the Fund may be purchased at NAV, without a sales charge, by persons who have redeemed their Class A shares of the Fund (or shares of other funds managed by ING Investments in accordance with the terms of such privileges established for such funds) within the previous ninety (90) days. The amount that may be so reinvested in the Fund is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). In order to exercise this privilege, a written order for the purchase of shares must be received by the Transfer Agent, or be postmarked, within ninety (90) days after the date of redemption. This privilege may only be used once per calendar year. Payment must accompany the request and the purchase will be made at the then current NAV of the Fund. Such purchases may also be handled by a securities dealer who may charge a shareholder for this service. If the shareholder has realized a gain on the redemption, the transaction is taxable and any reinvestment will not alter any applicable federal capital gains tax. If there has been a loss on the redemption and a subsequent reinvestment pursuant to this privilege, some or all of the loss may not be allowed as a tax deduction depending upon the amount reinvested, although such disallowance is added to the tax basis of the shares acquired upon the reinvestment.
     Additionally, Class A shares of the Fund may also be purchased at NAV by any charitable organization or any state, county, or city, or any instrumentality, department, authority or agency thereof that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company (“an eligible governmental authority”). If an investment by an eligible governmental authority at NAV is made though a dealer who has executed a selling group agreement with respect to the Trust (or the other open-end ING Funds) the Distributor may pay the selling firm 0.25% of the Offering Price.
     Former shareholders of ING Classic Money Market Fund and ING Money Market Fund who acquired their shares by using all or a portion of the proceeds from the redemption of Class A shares of other open-end ING Funds distributed by the Distributor may reinvest such amount plus any shares acquired through dividend reinvestment in Class A shares of the Fund at its current NAV, without a sales charge.
     The officers, Trustees and bona fide full-time employees of the Trust and the officers, directors and full-time employees of ING Investments , the Sub-Adviser, the Distributor, any service provider to the Fund or affiliated corporations thereof or any trust, pension, profit-sharing or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins) employees of such broker-dealers (including their immediate families) and discretionary advisory accounts of ING Investments or any Sub-Adviser, may purchase Class A of the Fund at NAV without a sales charge. Such purchaser may be required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to the Fund. The Trust may, under certain circumstances, allow registered Advisers to make investments on behalf of their clients at NAV without any commission or concession.
     Class A shares may also be purchased at NAV by certain fee based registered investment advisers, trust companies and bank trust departments under certain circumstances making investments on behalf of their clients and by shareholders who have authorized the automatic transfer of dividends from the same class of another open-end fund managed by ING Investments.
     Class A shares may also be purchased without a sales charge by (i) shareholders who have authorized the automatic transfer of dividends from the same class of another ING Fund distributed by the Distributor or from ING Prime Rate Trust; (ii) registered investment advisers, trust companies and bank trust departments investing in Class A shares on their own behalf or on behalf of their clients, provided that the aggregate amount invested in any one or more Funds, during the 13 month period starting with the first investment, equals at least $1 million; (iii) broker-dealers, who have signed selling group agreements with the Distributor, and registered representatives and employees of such broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step relations, relations-at-law and cousins); (iv) broker-dealers using third party administrators for qualified retirement plans who have entered into an agreement with the ING Funds or an affiliate, subject to certain operational and minimum size requirements specified from time-to-time by the ING Funds; (v) accounts as to which a banker or broker-dealer charges an account management fee (“wrap accounts”); (vi) any registered investment company for which ING Investments serves as adviser; (vii) investors who purchase Fund shares with redemption proceeds received in connection with a distribution from a retirement plan investing in either (1) directly in any fund or through any unregistered separate account sponsored by ING Life Insurance and Annuity Company (“ILIAC”) or any successor thereto or affiliate thereof or (2) in a registered separate account sponsored by ILIAC or any successor thereto or affiliate thereof, but only if no deferred sales charge is paid in connection with such distribution and the investor receives the distribution in connection with a separation from service, retirement, death or disability; and (viii) insurance companies (including separate accounts).
     The Funds may terminate or amend the terms of these sales charge waivers at any time.
Letters of Intent and Rights of Accumulation — Class A Shares
     An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares of the Fund by completing the Letter of Intent section of the Shareholder Application in the Prospectus (the “Letter of Intent” or “Letter”). By completing the Letter, the investor expresses an intention to invest during the next 13 months a specified amount which if made at one time would qualify for the reduced sales charge. At any time within ninety (90) days after the first investment which the investor wants to qualify for the reduced sales charge, a signed Shareholder Application, with the Letter of Intent section completed, may be filed with the Fund. After the Letter of Intent is filed, each additional investment made will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent as described above. Sales charge reductions based upon purchases in more than one investment in the Fund will be effective only after notification to the Distributor that the investment qualifies for a discount. The shareholder’s holdings in ING Investments’s funds acquired within ninety (90) days before the Letter of Intent is filed will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment of sales charge until the Letter of Intent is fulfilled. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge as specified below, depending upon the amount actually purchased (less redemption) during the period.

     An investor acknowledges and agrees to the following provisions by completing the Letter of Intent section of the Shareholder Application in the Prospectus. A minimum initial investment equal to 25% of the intended total investment is required. An amount equal to the maximum sales charge or 5.75% of the total intended purchase will be held in escrow at ING Funds, in the form of shares, in the investor’s name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. The shares in escrow will be included in the total shares owned as reflected on the monthly statement; income and capital gain distributions on the escrow shares will be paid directly by the investor. The escrow shares will not be available for redemption by the investor until the Letter of Intent has been completed, or the higher sales charge paid. If the total purchases, less redemptions, equal the amount specified under the Letter, the shares in escrow will be released. If the total purchases, less redemptions, exceed the amount specified under the Letter and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by the Distributor and the dealer with whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases made within ninety (90) days before, and on those made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional shares at the applicable offering price. If the total purchases, less redemptions, are less than the amount specified under the Letter, the investor will remit to the Distributor an amount equal to the difference in dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases if the total of such purchases had been made at a single account in the name of the investor or to the investor’s order. If within ten (10) days after written request such difference in sales charge is not paid, the redemption of an appropriate number of shares in escrow to realize such difference will be made. If the proceeds from a total redemption are inadequate, the investor will be liable to the Distributor for the difference. In the event of a total redemption of the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Investor. By completing the Letter of Intent section of the Shareholder Application, an investor grants to the Distributor a security interest in the shares in escrow and agrees to irrevocably appoint the Distributor as his attorney-in-fact with full power of substitution to surrender for redemption any or all shares for the purpose of paying any additional sales charge due and authorizes the Transfer Agent or Sub-Transfer Agent to receive and redeem shares and pay the proceeds as directed by the Distributor. The investor or the securities dealer must inform the Transfer Agent or the Distributor that this Letter is in effect each time a purchase is made.
     If at any time prior to or after completion of the Letter of Intent the investor wishes to cancel the Letter of Intent, the investor must notify the Distributor in writing. If, prior to the completion of the Letter of Intent, the investor requests the Distributor to liquidate all shares held by the investor, the Letter of Intent will be terminated automatically. Under either of these situations, the total purchased may be less than the amount specified in the Letter of Intent. If so, the Distributor will redeem at NAV to remit to the Distributor and the appropriate authorized dealer an amount equal to the difference between the dollar amount of the sales charge actually paid and the amount of the sales charge that would have been paid on the total purchases if made at one time.
     The value of shares of the Fund plus shares of the other open-end ING Funds can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase. The reduced sales charge applies to quantity purchases made at one time or on a cumulative basis over any period of time by (i) an investor, (ii) the investor’s spouse and children under the age of majority, (iii) the investor’s custodian accounts for the benefit of a child under the Uniform Gift to Minors Act, (iv) a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing and/or other employee benefit plans qualified under Section 401 of the Code, by trust companies’ registered investment advisers, banks and bank trust departments for accounts over which they exercise exclusive investment discretionary authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.

     The reduced sales charge also applies on a non-cumulative basis, to purchases made at one time by the customers of a single dealer, in excess of $1 million. The Letter of Intent option may be modified or discontinued at any time.
     Shares of the Fund and other open-end ING Funds purchased and owned of record or beneficially by a corporation, including employees of a single employer (or affiliates thereof), including shares held by its employees under one or more retirement plans, can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase, provided such transactions are not prohibited by one or more provisions of the Employee Retirement Income Security Act or the Code. Individuals and employees should consult with their tax advisers concerning the tax rules applicable to retirement plans before investing.
     For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the ING Funds which impose a CDSC may be combined with Class A or Class M Shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of the Fund which imposes a CDSC.
Redemptions
     Payment to shareholders for shares redeemed will be made within seven days after receipt by the Fund’s Transfer Agent of the written request in proper form, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC, as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonable practical for the Fund to determine fairly the value of its net assets; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days or longer.
     The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contain a formula for determining the minimum amount of cash to be paid as part of any redemption. In the event the Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the NAV of such shares.
     Due to the relatively high cost of handling small investments, the Trust reserves the right, upon 30 days written notice, to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a value of less than the Fund minimum for each class (as described in the Fund’s respective Prospectus), other than as a result of a decline in the NAV per share. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder thirty (30) days to make an additional investment in an amount that will increase the value of the account to at least the minimum before the redemption is processed. This policy will not be implemented where the Fund has previously waived the minimum investment requirements.

     The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.
     Certain purchases of Class A shares and most Class B and Class C shares may be subject to a CDSC. Shareholders will be charged a CDSC if certain of those shares are redeemed within the applicable time period as stated in the Prospectus. No CDSC is imposed on any shares subject to a CDSC to the extent that those shares (i) are no longer subject to the applicable holding period, (ii) resulted from reinvestment of distributions on CDSC shares, or (iii) were exchanged for shares of another fund managed by ING Investments, provided that the shares acquired in such exchange and subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.
     The CDSC or redemption fee will be waived for certain redemptions of shares upon (i) the death or permanent disability of a shareholder, or (ii) in connection with mandatory distributions from an Individual Retirement Account (“IRA”) or other qualified retirement plan. The CDSC or redemption fee will be waived in the case of a redemption of shares following the death or permanent disability of a shareholder if the redemption is made within one year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for redemptions of shares held at the time of death or initial determination of permanent disability. The CDSC or redemption fee will also be waived in the case of a total or partial redemption of shares in connection with any mandatory distribution from a tax-deferred retirement plan or an IRA. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from services, except that a CDSC or redemption fee may be waived in certain circumstances involving redemptions in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer’s plan and the transfer to another employer’s plan or to an IRA. The shareholder must notify the Fund either directly or through the Distributor at the time of redemption that the shareholder is entitled to a waiver of CDSC or redemption fee. The waiver will then be granted subject to confirmation of the shareholder’s entitlement. The CDSC or redemption fee, which may be imposed on Class A shares purchased in excess of $1 million, will also be waived for registered investment advisers, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. These waivers may be changed at any time.
Reinstatement Privilege — Class B and Class C Shares
     If you sell Class B or Class C shares of an ING Fund, you may reinvest some or all of the proceeds in the same share class within ninety (90) days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. The amount of any CDSC also will be reinstated. To exercise this privilege, the written order for the purchase of shares must be received by the Transfer Agent or be postmarked within ninety (90) days after the date of redemption. This privilege can be used only once per calendar year. If a loss is incurred on the redemption and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction.
Conversion of Class B Shares
     A shareholder’s Class B shares will automatically convert to Class A shares of the Fund on the second calendar day of the following month in which the eighth anniversary of the issuance of the Class B shares occurs, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares, except that Class B shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase. The conversion of Class B shares into Class A shares is subject to the continuing availability of an opinion of counsel or an Internal Revenue Service (“IRS”) ruling, if ING Investments deems it advisable to obtain such advice, to the effect that (1) such conversion will not constitute taxable events for federal tax purposes; and (2) the payment of different dividends on Class A and Class B shares does not result in the Fund’s dividends or distributions constituting “preferential dividends” under the Code. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative NAVs per share of the two Classes.
Dealer Commissions and Other Incentives
     In connection with the sale of shares of the Funds, the Distributor may pay Authorized Dealers of record a sales commission as a percentage of the purchase price. In connection with the sale of Class A shares, the Distributor will reallow the following amounts to Authorized Dealers of record from the sales charge on such sales:

Dealers’ Reallowance as a Percentage of Offering Price
Amount of Transaction	Class A
Less than $50,000	5.00%
$50,000 - $99,999	3.75%
$100,000 - $249,999	2.75%
$250,000 - $499,000	2.00%
$500,000 - $999,999	1.75%
$1,000,000 and over	See below
     The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold in Class A, Class B and Class C shares, at NAV, which at the time of investment would have been subject to the imposition of a CDSC if redeemed. There is no sales charge on purchases of $1,000,000 or more of Class A shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay Authorized Dealers of record commissions at the rates shown in the table below for purchases of Class A shares that are subject to a CDSC:

Dealer Commission as a Percentage of
Amount of Transaction	Amount Invested
$1,000,000 to $2,499,000	1.00%
$2,500,000 to $4,999,999	0.50%
$5,000,000 and over	0.25%
     Also, the Distributor will pay out of its own assets a commission of 1.00% of the amount invested for purchases of Class A shares of less than $1 million by qualified retirement plans with 50 or more participants. In connection with qualified retirement plans that invest $1 million or more in Class A shares of the Funds, the Distributor will pay dealer compensation of 1.00% of the purchase price of the shares to the dealer from its own resources at the time of the initial investment.
     The Distributor will pay out of its own assets a commission of 4% of the amount invested for purchases of Class B shares subject to a CDSC. For purchases of Class C shares subject to a CDSC, the Distributor may pay out of its own assets a commission of 1% of the amount invested of each Fund.
     The Distributor may, from time to time, at its discretion, allow a selling dealer to retain 100% of a sales charge, and such dealer may therefore be deemed an “underwriter” under the 1933 Act. The Distributor, at its expense, may also provide additional promotional incentives to dealers. The incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to locations appropriate under applicable FINRA Rules for such seminars or training programs within or outside of the United States, merchandise or other items.. For more information on incentives, see “Management of the Fund — 12b-1 Plans” in this SAI.
     The Distributor may, at its discretion, pay additional cash compensation to its employee sales staff for sales by certain broker-dealers or “focus firms.” The Distributor may pay up to an additional 0.10% to its employee sales staff for sales that are made by registered representatives of these focus firms. As of the date of this supplement, the focus firms are: A.G. Edwards & Sons, Inc; Advantage Capital Corporation; AIG Financial Advisers, Inc.; American General Securities, Inc.; Banc of America Investment Services, Inc.; Banc of America Securities LLC; Banc One Securities Corporation; Chase Investment Services; Citigroup Global Markets, Inc; Citistreet Equities LLC; Financial Network Investment Corporation; FSC Securities Corporation; H.D. Vest Investment Securities, Inc.; H & R Block Financial Advisers LLC; ING Financial Partners, Inc.; JP Morgan Investment, LLC; JP Morgan Securities, Inc.; Linsco Private Ledger Financial Services; Merrill Lynch, Morgan Stanley & Co, Inc.; Morgan Stanley Dean Witter; Multi-Financial Securities Corporation; PrimeVest Financial Services, Inc.; Prudential Investment Management Services, LLC; Prudential Retirement Brokerage Services, Inc.; Prudential Securities; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; RBC Dain Rauscher, Inc.; Royal Alliance Associates, Inc.; UBS Financial Services, Inc.; Wachovia Bank; Wachovia Brokerage Services, Inc.; Wachovia Securities Financial Network, Inc.; Wachovia Securities LLC; Wells Fargo Bank; Wells Fargo Bank N.A.; and Wells Fargo Investments LLC.
PURCHASE AND REDEMPTION OF SHARES
     Certificates representing shares of THE Fund will not normally be issued to shareholders. The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.
     The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).
SHAREHOLDER SERVICES AND PRIVILEGES
     As discussed in the Prospectuses, the Fund provides a Pre-Authorized Investment Program (“Program”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis. Such a Program may be started with an initial investment ($1,000 minimum) and subsequent voluntary purchases ($100 minimum) with no obligation to continue. The Program may be terminated without penalty at any time by the investor or the Fund. The minimum investment requirements may be waived by the Fund for purchases made pursuant to (i) employer-administered payroll deduction plans, (ii) profit-sharing, pension, or individual or any employee retirement plans, or (iii) purchases made in connection with plans providing for periodic investments in Fund shares.
     For investors purchasing shares of the Fund under a tax-qualified individual retirement account or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares of the Fund on a periodic basis, the Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly pursuant to the provisions of the 1934 Act, and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five business days after the end of each quarterly period and shall reflect all transactions in the investor’s account during the preceding quarter.

     All shareholders will receive a confirmation of each new transaction in their accounts, which will also show the total number of Fund shares owned by each shareholder, the number of shares being held in safekeeping by the Fund’s Transfer Agent for the account of the shareholder and a cumulative record of the account for the entire year. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of the Fund will not be issued unless the shareholder requests them in writing.
Self-Employed and Corporate Retirement Plans
     For self-employed individuals and corporate investors that wish to purchase shares of the Fund, there is available through the Fund a Prototype Plan and Custody Agreement. The Custody Agreement provides that State Street Bank & Trust, Kansas City, Missouri, will act as Custodian under the Plan, and will furnish custodial services for an annual maintenance fee of $12 for each participant, with no other charges. (This fee is in addition to the normal Custodian charges paid by the ING Funds.) The annual contract maintenance fee may be waived from time to time. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreements as provided by the Trust. Employers who wish to use shares of the Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.
Individual Retirement Accounts
     Investors having earned income are eligible to purchase shares of the Fund under an IRA pursuant to Section 408(a) of the Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simple IRA plans that employers may establish on behalf of their employees are also available. Roth IRA plans that enable employees and self-employed individuals to make non-deductible contributions, and, under certain circumstances, effect tax-free withdrawals, are also available. Copies of a model Custodial Account Agreement are available from the Distributor. Investors Fiduciary Trust Company, Kansas City, Missouri, will act as the Custodian under this model Agreement, for which it will charge the investor an annual fee of $12 for maintaining the Account (such fee is in addition to the normal custodial charges paid by the ING Funds). Full details on the IRA are contained in an IRS required disclosure statement, and the Custodian will not open an IRA until seven (7) days after the investor has received such statement from the Company. An IRA using shares of the Fund may also be used by employers who have adopted a Simplified Employee Pension Plan.
     Purchases of Fund shares by Code Section 403(b) plans and other retirement plans are also available. Section 403(b) plans are generally arrangements by a public school organization or a charitable, educational, or scientific organization which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Code. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.
Telephone Redemption and Exchange Privileges
     As discussed in the Prospectuses, the telephone redemption and exchange privileges are available for all shareholder accounts; however, retirement accounts may not utilize the telephone redemption privilege. The telephone privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectus.
     Telephone redemption and/or exchange instructions received in good order before the pricing of the Fund on any day on which the NYSE is open for business (a “Business Day”), but not later than Market Close, will be processed at that day’s closing NAV. For each exchange, the shareholder’s account may be charged an exchange fee. There is no fee for telephone redemption; however, redemptions of Class A, Class B and Class C shares may be subject to a CDSC (See “Shareholder Guide” in the Prospectus).
     Telephone redemption and/or exchange instructions should be made by dialing 1-800-992-0180 and selecting option 3.
     The Fund will not permit exchanges in violation of any of the terms and conditions set forth in the Fund’s Prospectuses or herein.
     Telephone redemption requests must meet the following conditions to be accepted by the Fund:
(a)	Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on the account registration. This address cannot reflect any change within the previous thirty (30) days.

(b)	Certain account information will need to be provided for verification purposes before the redemption will be executed.

(c)	Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed within a thirty (30) day period.

(d)	The maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.

(e)	The minimum amount which can be liquidated and sent to a predetermined bank account is $5,000.

(f)	If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the ING Fund being acquired.

(g)	Any new account established through the exchange privilege will have the same account information and options except as stated in the Prospectus.

(h)	Certificated shares cannot be redeemed or exchanged by telephone but must be forwarded to ING Funds at P.O. Box 219368, Kansas City, MO 64141 and deposited into your account before any transaction may be processed.

(i)	If a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the Fund to be purchased on the exchange having the same aggregate NAV as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.

(j)	Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to the Funds’ then-current prospectus.

(k)	Proceeds of a redemption may be delayed up to fifteen (15) days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.

Systematic Withdrawal Plan
     The Fund has established a Systematic Withdrawal Plan (“Plan”) to allow you to make periodic withdrawals from your account in any fixed amount in excess of $100 ($1,000 in the case of Class I shares) to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000 ($250,000 in the case of Class I shares). To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual or annual payments. Redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. You may change the amount, frequency and payee, or terminate the plan by giving written notice to the Transfer Agent. A Plan may be modified at any time by the Fund or terminated upon written notice by the Fund.
     During the withdrawal period, you may purchase additional shares for deposit to your account, subject to any applicable sales charge, if the additional purchases are equal to at least one year’s scheduled withdrawals, or $1,200 ($12,000 in the case of Class I shares), whichever is greater. There are no separate charges to you under this Plan, although a CDSC may apply if you purchased Class A, Class B or Class C shares. Shareholders who elect to have a systematic cash withdrawal must have all dividends and capital gains reinvested. As shares of the Fund are redeemed under the Plan, you may realize a capital gain or loss for income tax purposes.
Shareholder Information
     The Fund’s Transfer Agent will maintain your account information. Account statements will be sent at least quarterly. An IRS Form 1099 generally will also be sent each year by January 31. The Transfer Agent may charge you a fee for special requests such as historical transcripts of your account and copies of cancelled checks.
     Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts.
Signature Guarantee
     A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Trust requires a medallion signature guarantee for redemption requests in amounts in excess of $100,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.
     A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“NYSE MSP”). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by notaries public. The Trust reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.
NET ASSET VALUE
     As noted in the Prospectuses, the NAV and offering price of each class of the Fund’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
     Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in 60 days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. See “Net Asset Value” in the shareholder guide of the Prospectuses. The long-term debt obligations held in the Fund’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.
     Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Fund’s Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of the Fund’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.
     The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund’s NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.
     If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.
     Options on securities, currencies, futures, and other financial instruments purchased by the Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.
     The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by the Fund’s custodian bank or other broker-dealers or banks approved by the Fund, on each date that the NYSE is open for business.
     The fair value of other assets is added to the value of all securities positions to arrive at the value of the Fund’s total assets. The Fund’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.
     In computing the NAV for a class of shares of the Fund, all class-specific liabilities incurred or accrued are deducted from the class’ net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.
     The per share NAV of Class A shares generally will be higher than the per share NAV of shares of the other classes, reflecting daily expense accruals of the higher distribution fees applicable to Class B and Class C. It is expected, however, that the per share NAV of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.
     Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.
TAX CONSIDERATIONS
     The following discussion summarizes certain U.S. federal tax considerations generally affecting the Fund and its shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Fund. This discussion is based on the Code, Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this SAI, all of which are subject to change, which change may be retroactive.
     The Fund intends to qualify as a RIC under the Code. To so qualify and to be taxed as a RIC, each Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities or securities of other RIC) of any one issuers, of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses or of one or more qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.
     The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to the Fund’s principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.
     As a RIC, the Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4.00% excise tax. To prevent application of the excise tax, each Fund currently intends to make distributions in accordance with the calendar year distribution requirement.
     If, in any taxable year, the Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the

Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income or as qualifying dividends eligible for a reduced rate of tax as discussed below. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.
Distributions
     Dividends of investment company taxable income (including net short-term capital gains) are generally taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to the Fund’s dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund’s shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of the Fund. Any distributions that are not from the Fund’s investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. If a distribution is treated as a return of capital, it is not currently taxed and the shareholders must take a corresponding reduction in the tax basis of their shares. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.
     Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.” The lower rates on long-term capital gains and qualifying dividends are currently scheduled to apply through 2010.
     Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.
     Distributions by the Fund reduce the NAV of the Fund shares. Should a distribution reduce the NAV below a shareholder’s cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

Original Issue Discount and Market Discount
     Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.
     Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which such Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income. In general the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.
Foreign Currency Transactions
     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “Section 988” gains and losses, may increase or decrease the amount of the Fund’s net investment income to be distributed to its shareholders as ordinary income.
Passive Foreign Investment Companies
     The Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an “excess distribution” received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund’s holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Gain from the sale of PFIC stock as well as certain distributions from a PFIC are treated as excess distributions. All excess distributions are taxable as ordinary income.

     The Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that involves marking to market the ING Funds’ PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses, as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.
     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject each Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the Fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”
Foreign Withholding Taxes
     Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to “pass through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign income and similar taxes in computing hi or her taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within sixty (60) days after the close of the relevant Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”
     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than sixteen (16) days (forty-six (46) days in the case of preferred shares) during the thirty-one (31)-day period (ninety-one (91)-day period for preferred shares) beginning fifteen (15) days (forty-five (45) days for preferred shares) before the shares become ex-dividend. If the Fund is not eligible to make the election to “pass through” to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by the Fund will be treated as United States source income.
Options and Hedging Transactions
     The taxation of equity options (including options on narrow-based stock indices) and OTC Options on debt securities is governed by Code Section 1234. Pursuant to Code Section 1234, with respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.
     Certain options and financial contracts in which the Funds may invest are “Section 1256 contracts.” Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”); however, foreign currency gains or losses (as discussed above) arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized.
     Generally, the hedging transactions undertaken by the Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.
     The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.
     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to the Fund that did not engage in such hedging transactions.
     Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the sixty (60)-day period beginning with the day such transaction was closed, if certain conditions are met.

     Under the recently enacted tax law, certain hedging activities may cause a dividend, that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” to instead be taxed at the tax rate of tax applicable to ordinary income.
     Requirements relating to the Fund’s tax status as a RIC may limit the extent to which the Fund will be able to engage in transactions in options and foreign currency forward contracts.
Short Sales Against the Box
     If the Fund sells securities short “against the box,” unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under “Options and Hedging Transactions” above. Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.
Other Investment Companies
     It is possible that by investing in other investment companies, the Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to each Fund may limit the extent to which each Fund will be able to invest in other investment companies. When the Fund invests in other investment companies, shareholders of the Fund bear their proportionate share of the underlying investment companies fees and expenses.
Sale or Other Disposition of Shares
     Upon the sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, which generally may be eligible for reduced federal tax rates, depending on the shareholder’s holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in the Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund’s shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. As noted above, the maximum tax rate for individual tax payers is 15% on long-term capital gains.
     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a RIC, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another RIC and the otherwise applicable sales charge is reduced or eliminated under a “reinvestment right” received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.
Backup Withholding
     The Fund generally will be required to withhold federal income tax at a rate equal to the fourth lowest tax rate applicable to unmarried individuals (currently 28%) (“backup withholding”) from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number and to make such certifications as the Fund may require, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability.
Foreign Shareholders
     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. However, subject to certain limitations and the receipt of further guidance from the U.S. Treasury, dividends paid to certain foreign shareholders may be exempt from U.S. tax through 2007 to the extent such dividends are attributable to qualified interest and/or net short-term capital gains, provided that the Fund elects to follow certain procedures. The Fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.
     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.
Other Taxes
     Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to shareholders. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in the Fund.

SHAREHOLDER INFORMATION
Redemptions
     The right to redeem shares may be suspended and payment therefore postponed during periods when the NYSE is closed, other than customary weekend and holiday closings, or, if permitted by rules of the SEC, during periods when trading on the NYSE is restricted, during any emergency that makes it impracticable for any Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, but payment will be forwarded immediately upon the funds becoming available. Shareholders will be subject to the applicable deferred sales charge, if any, for their shares at the time of redemption.
Exchanges
     The following conditions must be met for all exchanges among the Fund and ING Classic Money Market Fund, and ING Money Market Fund: (i) the shares that will be acquired in the exchange (the “Acquired Shares”) are available for sale in the shareholder’s state of residence; (ii) the Acquired Shares will be registered to the same shareholder account as the Shares to be surrendered (“Exchanged Shares”); (iii) the Exchanged Shares must have been held in the shareholder’s account for at least thirty (30) days prior to the exchange; (iv) except for exchanges into the Money Market Portfolio, the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and (v) a properly executed exchange request has been received by the Transfer Agent.
     The Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five (5) business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. Each Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least sixty (60) days in advance. It is the policy of ING Investments to discourage and prevent frequent trading by shareholders among the Fund in response to market fluctuations. Accordingly, in order to maintain a stable asset base in the Fund and to reduce administrative expenses borne by the Fund, ING Investments reserves the right to reject any exchange request.
     If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers of not less than 5% of its outstanding common shares. If more than 5% of the fund’s common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege should carefully review the prospectus of that fund. Investors may obtain a copy of ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.
     You are not required to pay an applicable CDSC upon an exchange from any ING Fund into the ING Senior Income Fund. However, if you exchange into the ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the CDSC will apply from the original ING Fund from which you exchanged. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the original ING Fund.
Conversion Feature
     Class B shares of the Fund will automatically convert to Class A shares without a sales charge at the relative NAVs of each of the classes after eight years from the acquisition of the Class B shares, and as a result, will thereafter be subject to the lower distribution fee (but same service fee) under the Class A Rule 12b-1 plan for the Fund.
DISTRIBUTOR
     Shares of the Fund are distributed by the Distributor pursuant to an underwriting agreement between the Trust on behalf of the Fund and the Distributor (“Underwriting Agreement”). The Underwriting Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Funds. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. At the discretion of the Distributor, all sales charges may at times be reallowed to an Authorized Dealer. If 90% or more of the sales commission is reallowed, such Authorized Dealer may be deemed to be an “underwriter” as that term is defined under the 1933 Act. After an initial term, the Underwriting Agreement will remain in effect for two years and from year to year only if its continuance is approved annually by a majority of the Board who are not parties to such agreement or “interested persons” of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Trust. See the Prospectus for information on how to purchase and sell shares of the ING Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor and the commissions reallowed to selling dealers are not an expense of the Fund and have no effect on the NAV of the Fund. The Distributor’s address is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. The Distributor, a Delaware corporation, is an affiliate of ING Investments and is an indirect, wholly-owned subsidiary of ING Groep.
     ING Investments, ING IM or their respective affiliates may make payments to securities dealers that enter into agreements providing the Distributor with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.07% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer.
CALCULATION OF PERFORMANCE DATA
Average Annual Total Return Quotation
     The Fund may, from time to time, include “total return” in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

P(1 + T)n = ERV
Where:
P =	a hypothetical initial payment of $1,000,
T =	the average annual total return,
n =	the number of years, and
ERV =	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
     All total return figures assume that all dividends are reinvested when paid.
     From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund’s shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one-, five- and ten-year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund’s operations, or on a year-by-year basis).
Average Annual Total Return (After Taxes On Distributions) Quotation
     The Fund may, from time to time, include “total return after taxes on distributions” in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one-, five- and ten-years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:
P(1 + T)n = ATVD
Where:
P =	a hypothetical initial payment of $1,000,
T =	the average annual total return (after taxes on distributions),
n =	the number of years, and
ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of the one-, five-, or ten-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemptions.
     All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.
     From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund’s shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund’s operations, or on a year-by-year basis).
Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation
     The Fund may, from time to time, include “total return after taxes on distributions and redemption” in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one-, five- and ten-year periods (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:
P(1 + T)n = ATVDR
Where:
P =	a hypothetical initial payment of $1,000,
T =	the average annual total return (after taxes on distributions),
n =	the number of years, and
ATV DR =	ending value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods (or fractional portion), after taxes on fund distributions and redemption.
     All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.
     From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund’s shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one-, five- and ten-year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund’s operations, or on a year-by-year basis).
Thirty (30)-day Yield for the Fund
     Quotations of yield for the Fund will be based on all investment income per share earned during a particular thirty (30)-day period (including dividends and interest), less expenses accrued during the period (“net investment income”) and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

Yield= 2[(	a - b cd	+ 1)[6] - 1]
where
a =	dividends and interest earned during the period,
b =	expenses accrued for the period (net of reimbursements),

c =	the average daily number of shares outstanding during the period that were entitled to receive dividends, and
d =	the maximum offering price per share on the last day of the period.
     Under this formula, interest earned on debt obligations for purposes of “a” above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund’s portfolio (assuming a month of thirty (30) days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty (30)-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund’s portfolio. For purposes of “b” above, Rule 12b-1 Plan expenses are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the Fund will disclose the maximum sales charge as well as any amount or specific rate of any nonrecurring account charges. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to “d” above. The Fund may also from time to time advertise its yield based on a 30-day or 90-day period ended on a date other than the most recent balance sheet included in the Fund’s Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based. Any quotation of performance stated in terms of yield (whether based on a thirty (30)-day or ninety (90)-day period) will be given no greater prominence than the information prescribed under SEC rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
     For purposes of this calculation, it is assumed that each month contains thirty (30) days.
     Undeclared earned income will be subtracted from the NAV per share (variable “d” in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.
     The Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for the Fund is the annualization of the Fund’s distribution per share divided by the maximum offering price per share of the Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load, including any applicable contingent deferred sales charge.
Additional Performance Quotations
     Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.

     Total returns and yields are based on past results and are not necessarily a prediction of future performance.
PERFORMANCE COMPARISONS
     In reports or other communications to shareholders or in advertising material, the Fund may compare the performance of its Class A, Class B, Class C and Class I shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If the Fund compares its performance to other funds or to relevant indices, the Fund’s performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indices, may not reflect sales charges, which, if reflected, would reduce performance results. Prior to October 17, 1997, Financial Services Fund was rated as a closed-end fund, which had a different fee structure. Fee structures are incorporated into certain ratings. If the Fund had been rated using the fee structure of an open-end fund, ratings for those periods may have been different.
     Reports and promotional literature may also contain the following information: (i) a description of the gross national or domestic product and populations, including but not limited to age characteristics, of various countries and regions in which the Fund may invest, as compiled by various organizations, and projections of such information; (ii) the performance of worldwide equity and debt markets; (iii) the capitalization of U.S. and foreign stock markets prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization; (iv) the geographic distribution of the Fund’s portfolio; (v) the major industries located in various jurisdictions; (vi) the number of shareholders in the Funds or other ING Funds and the dollar amount of the assets under management; (vii) descriptions of investing methods such as dollar-cost averaging, best day/worst day scenarios, etc.; (viii) comparisons of the average price to earnings ratio, price to book ratio, price to cash flow and relative currency valuations of the Funds and individual stocks in the Fund’s portfolio, appropriate indices and descriptions of such comparisons; (ix) quotes from the Sub-Adviser of the Fund or other industry specialists; (x) lists or statistics of certain of the Fund’s holdings including, but not limited to, portfolio composition, sector weightings, portfolio turnover rate, number of holdings, average market capitalization, and modern portfolio theory statistics; (xi) NASDAQ symbols for each class of shares of each Fund; and descriptions of the benefits of working with investment professionals in selecting investments.
     In addition, reports and promotional literature may contain information concerning ING Investments, the Sub-Advisers, ING Capital, Funds Services or affiliates of the Company, ING Investments, the Sub-Advisers, ING Capital or Funds Services including: (i) performance rankings of other funds managed by ING Investments or a Sub-Adviser, or the individuals employed by ING Investments or a Sub-Adviser who exercise responsibility for the day-to-day management of the Fund, including rankings of mutual funds published by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., or other rating services, companies, publications or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; (iii) information regarding the acquisition of the ING Funds by ING Capital; (iv) the past performance of ING Capital and ING Funds Services, LLC; (v) the past performance of other funds managed by ING Investments ; and (vi) information regarding rights offerings conducted by closed-end funds managed by ING Investments.

DISTRIBUTIONS
     As noted in the Prospectuses, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of the Fund at the then current NAV, with no sales charge. The Fund’s management believes that most investors desire to take advantage of this privilege. For all share classes it has therefore made arrangements with its Transfer Agent to have all income dividends and capital gains distributions that are declared by the Funds automatically reinvested for the account of each shareholder. A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of the Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder’s agent to receive his dividends and distributions upon all shares registered in his or her name and to reinvest them in full and fractional shares of the respective class of the Fund at the applicable NAV in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be paid in cash.
GENERAL INFORMATION
Other Information
     The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Company by any governmental agency. The Prospectuses and this SAI omit certain of the information contained in each Company’s/Trust’s Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.
     Investors in the Funds will be kept informed of the Funds’ progress through annual and semi-annual shareholder reports showing portfolio composition, statistical data and any other significant data, including financial statements audited by an independent registered public accounting firm.
Reports to Shareholders
     The fiscal year of each Fund ends on May 31. Each Fund will send financial statements to its shareholders at least semiannually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.
Declaration of Trust
     Equity Trust is organized as a Massachusetts business trust. The Declaration of Trust of these Funds provides that obligations of the Funds are not binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the Trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the Trust or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of any other Fund or the investors therein.

FINANCIAL STATEMENTS
     Copies of the Fund’s annual and semi-annual shareholder reports, when available, may be obtained without charge by contacting ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 992-0180.

Appendix A — Proxy Voting Procedures and Guidelines

A-1

ING EQUITY TRUST
PART C: OTHER INFORMATION
ITEM 23. EXHIBITS
(a)	(1)	Amended and Restated Declaration of Trust for ING Equity Trust dated February 25, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2003 and incorporated herein by reference.

	(2)	Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated April 21, 2003 (ING Principal Protection Fund VIII) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

	(3)	Certificate of Amendment of Declaration of Trust and Redesignation of Series, dated June 2, 2003 (Name change for ING Research Enhanced Index Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on Form N-1A on January 9, 2004 and incorporated herein by reference.

	(4)	Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated November 1, 2003 (ING Principal Protection Fund IX) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on Form N-1A on January 9, 2004 and incorporated herein by reference.

	(5)	Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated January 20, 2004 (ING Principal Protection Fund X) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement filed on Form N-1A on April 5, 2004 and incorporated herein by reference.

	(6)	Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 11, 2003 (ING LargeCap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.

	(7)	Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 11, 2003 (ING Principal Protection Fund VIII and ING Disciplined LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the

1

Registrant’s Registration Statement on Form N-1A filed on April 5, 2004 and incorporated herein by reference.

(8)	Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective February 25, 2004 (ING Principal Protection Fund XI) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on May 7, 2004 and incorporated herein by reference.

(9)	Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 15, 2004 (ING Financial Services Fund) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A filed on June 14, 2004 and incorporated herein by reference.

(10)	Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective August 25, 2003 (ING Principal Protection Fund VII – abolition of Class Q shares) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(11)	Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective September 2, 2003 (ING Principal Protection Fund V – abolition of Class Q shares) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

(12)	Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 (abolishment of ING Large Company Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(13)	Abolition of Series of Shares of Beneficial Interest dated April 17, 2004 (abolishment of ING Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(14)	Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share dated September 2, 2004 (ING Principal Protection Fund XII) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement

2

on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(15)	Plan of Liquidation and Dissolution of Series (ING Tax Efficient Equity Fund) dated September 3, 2004 – Filed as an exhibit to Post Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A filed on November 12, 2004 and incorporated herein by reference.

(16)	Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective January 31, 2005 (ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(17)	Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective January 17, 2005 (ING Principal Protection Fund XIII) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(18)	Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective February 1, 2005 (ING Principal Protection Fund XIV) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(19)	Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective April 29, 2005 (Class I shares of ING MidCap Value Choice and ING SmallCap Value Choice Funds) – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2005 and incorporated herein by reference.

(20)	Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective December 12, 2005 (ING Fundamental Research Fund and ING Opportunistic LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(21)	Abolition of Series of Shares of Beneficial Interest (ING Equity and Bond Fund), dated March 30, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-

3

1A filed on September 22, 2006 and incorporated herein by reference herein.

(22)	Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 6, 2006 (abolition of Class Q shares of ING Principal Protection Fund II, III and IV) – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference herein.

(23)	Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 12, 2006 (redesignation of ING Principal Protection Fund into ING Index Plus LargeCap Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.

(24)	Abolition of Series of Shares of Beneficial Interest, dated October 24, 2006 (ING Convertible Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(25)	Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 15, 2006 (redesignation of ING MidCap Value Choice Fund into ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(26)	Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective February 1, 2007 (ING Principal Protection Fund II into ING Index Plus LargeCap Equity Fund II) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(27)	Abolition of Series of Shares of Beneficial Interest, dated March 12, 2007 (ING Disciplined LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(28)	Abolition of Series of Shares of Beneficial Interest, dated May 30, 2007 (ING MidCap Value Fund and ING SmallCap Value Fund) – Filed herein.

(29)	Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 6, 2007 (ING Principal Protection Fund III into ING

4

		Index Plus LargeCap Equity Fund III) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(b)	(1)	By-Laws dated June 12, 1998 – Filed as an Exhibit to the Registrant’s initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

	(2)	Amendment to By-Laws, dated July 26, 2000 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(c)	Not applicable.

(d)	(1)	Second Amended and Restated Investment Management Agreement, as amended and restated February 1, 2005, between ING Investments, LLC and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.
(i)	First Amendment, effective December 15, 2006 to the Second Amended and Restated Investment Management Agreement, dated February 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(ii)	Amended Schedule A, dated March 29, 2007, with respect to the Second Amended and Restated Investment Management Agreement — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.
(2)	Investment Management Agreement dated May 9, 2001, with Pilgrim Equity Trust and ING Pilgrim Investments (ING Principal Protection Funds) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.
(i)	First Amendment dated September 2, 2004, to Investment Management Agreement between ING Equity Trust and ING Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on

5

Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(ii)	Second Amendment dated December 15, 2006 to the Investment Management Agreement between ING Equity Trust and ING Investments, LLC, dated May 9, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(iii)	Amended and Restated Schedule A, dated October 12, 2006 with respect to the Investment Management Agreement between ING Equity Trust and ING Investments, LLC (ING Principal Protection Fund II – ING Principal Protection Fund XII) – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.
(3)	Investment Management Agreement, dated September 23, 2002, between ING Investments, LLC and ING Equity Trust (LargeCap Growth, Convertible and Equity and Bond Funds) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.
(i)	First Amendment, effective as of September 2, 2004, to the Investment Management Agreement – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

(ii)	Schedule A, dated August 2004, with respect to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

(iii)	Second Amendment, effective December 15, 2006, to the Investment Management Agreement, dated September 23, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.
(4)	Investment Management Agreement, dated September 23, 2002, between ING Investments, LLC and ING Equity Trust (Financial Services Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the

6

Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.
(i)	First Amendment, effective September 2, 2004, to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust (ING Financial Services Fund) – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

(ii)	Schedule A with respect to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust (ING Financial Services Fund) – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

(iii)	Second Amendment, effective December 15, 2006, to the Investment Management Agreement, dated September 23, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.
(5)	Sub-Advisory Agreement, dated May 9, 2001, between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Funds) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.
(i)	First Amendment to the Sub-Advisory Agreement, effective July 1, 2003, between ING Investments, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(ii)	Second Amendment, effective September 1, 2003, to the Sub-Advisory Agreement, between ING Investments, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(iii)	Third Amendment effective December 15, 2006 to the Sub-Advisory Agreement dated May 9, 2001 between ING Investments, LLC and ING Investment Management Co. – Filed as

7

an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(iv)	Amended and Restated Schedule A, dated October 12, 2006 with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (successor to Aeltus Investment Management, Inc.) (ING Index Plus LargeCap Equity Fund and ING Principal Protection Fund II through ING Principal Protection Fund XII) — Filed as an exhibit to Post Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.
(6)	Sub-Advisory Agreement, dated January 30, 2002, between ING Pilgrim Investments, LLC and Brandes Investment Partners, L.P. (ING LargeCap Value, ING MidCap Value and ING SmallCap Value Funds) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.
(i)	First Amendment to Sub-Advisory Agreement, effective July 1, 2003, between ING Investments, LLC and Brandes Investment Partners, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(ii)	Second Amendment to Sub-Advisory Agreement, effective September 1, 2003, between ING Investments, LLC and Brandes Investment Partners, L.P. — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(iii)	Amended Schedule A, dated February 1, 2004 with respect to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Brandes Investment Partners, L.P. – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(iv)	Amended Schedule B, dated February 1, 2004 with respect to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Brandes Investment Partners, L.P. – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration

8

Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(v)	Third Amendment, effective December 15, 2006, to the Sub-Advisory Agreement dated January 30, 2002, between ING Investments, LLC and Brandes Investment Partners, L.P. – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.
(7)	Sub-Advisory Agreement, dated September 23, 2002, between ING Investments, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.
(i)	First Amendment to Sub-Advisory Agreement between ING Investment, LLC and Aeltus Investment Management, Inc., effective July 1, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(ii)	Second Amendment to Sub-Advisory Agreement between ING Investment, LLC and Aeltus Investment Management, Inc., effective September 1, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(iii)	Third Amendment effective December 15, 2006 to the Sub-Advisory Agreement dated September 23, 2002 between ING Investments, LLC and ING Investment Management Co. – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(iv)	Amended Schedule A, dated May 22, 2007 with respect to the Sub-Advisory Agreement, dated September 23, 2002 between ING Investments, LLC and ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

9

(8)	Sub-Advisory Agreement, dated September 23, 2002, between ING Investments, LLC and Clarion CRA Securities, L.P. (ING Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.
(i)	First Amendment to Sub-Advisory Agreement between ING Investments, LLC and Clarion CRA Securities, LP, effective July 1, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(ii)	Second Amendment to Sub-Advisory Agreement between ING Investments, LLC and Clarion CRA Securities, LP, effective September 1, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(iii)	Schedule A with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities L.P. (formerly, Clarion CRA Securities, L.P.) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(iv)	Third Amendment effective December 15, 2006 to the Sub-Advisory Agreement dated September 23, 2002 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.
(9)	Sub-Advisory Agreement, dated June 2, 2003, between ING Investments, LLC and Wellington Management Company, LLP – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.
(i)	First Amendment to Sub-Advisory Agreement, effective as of September 1, 2003, between ING Investments, LLC and Wellington Management Company, LLP – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

10

(ii)	Schedule A with respect to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Wellington Management Company, LLP – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A filed on September 27, 2004 and incorporated herein by reference.
(10)	Sub-Advisory Agreement between ING Investments, LLC and Tradewinds NWQ Global Investors, LLC, dated April 3, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.
(i)	First Amendment effective December 15, 2006 to the Sub-Advisory Agreement dated April 3, 2006 between ING Investments, LLC and Tradewinds NWQ Global Investors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.
(11)	Sub-Advisory Agreement between ING Investments, LLC and NWQ Investments Management Company, LLC, dated July 28, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein be reference.
(i)	Schedule A, effective April 3, 2006, with respect to the Sub-Advisory Agreement between ING Investments, LLC and NWQ Investments Management Company, LLC – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(ii)	First Amendment effective December 15, 2006 to the Sub-Advisory Agreement dated July 28, 2005 between ING Investments, LLC and NWQ Investments Management Company, LLC – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.
(12)	Sub-Advisory Agreement dated March 29, 2007 between ING Investments, LLC and Kayne Anderson Investment Management, LLC (ING SmallCap Value Choice Fund – third sleeve) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

11

(i)	Schedule A dated March 29, 2007 with respect to the Sub-Advisory Agreement between ING Investments, LLC and Kayne Anderson Rudnick Investment Management, LLC – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.
(13)	Amended and Restated Expense Limitation Agreement, amended and restated on February 1, 2005, between ING Investments, LLC, ING Equity Trust and Clarion CRA Securities, L.P. (ING Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

(14)	Amended and Restated Expense Limitation Agreement dated February 1, 2005, between ING Equity Trust, and ING Investments, LLC. (ING Principal Protection Funds) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.
(i)	Schedule A with respect to the Amended and Restated Expense Limitation Agreement dated February 1, 2005, between ING Investments, LLC and ING Equity Trust (ING Principal Protection Funds III -XIV) — Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

(ii)	Voluntary Fee Waiver dated May 1, 2004, with respect to ING Principal Protection Fund VII – Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

(iii)	Termination letter dated September 21, 2006, with respect to ING Principal Protection Fund – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.
(15)	Amended and Restated, on February 1, 2005, Expense Limitation Agreement between ING Equity Trust, and ING Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

12

(i)	Amended Schedule A, effective December 28, 2005, to the Amended and Restated Expense Limitation Agreement – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(ii)	Fee Waiver Letter, dated January 1, 2007 for ING MidCap Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(iii)	Fee Waiver Letter, dated January 1, 2007, for ING Disciplined LargeCap Fund and ING SmallCap Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.
(e)	(1)	Underwriting Agreement dated September 23, 2002 between ING Funds Distributor, Inc. and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.
(i)	Schedule A, dated November 2006 with respect to the Underwriting Agreement between ING Funds Distributor, LLC and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(ii)	Substitution Agreement with respect to the Underwriting Agreement between ING Funds Distributor, LLC and ING Equity Trust dated October 8, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.
(2)	Underwriting Agreement dated September 23, 2002 between ING Funds Distributor, Inc. and ING Equity Trust (ING Convertible Fund, ING Equity and Bond Fund, ING Financial Services Fund, ING Large Company Value Fund, ING LargeCap Growth Fund and ING Tax-Efficient Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

13

(i)	Amended Schedule A, dated August 2004, with respect to the Underwriting Agreement between ING Equity Trust and ING Funds Distributor, LLC — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(ii)	Substitution Agreement with respect to the Underwriting Agreement between ING Funds Distributor, LLC and ING Equity Trust dated October 8, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.
(f)	Not applicable.
(g)	(1)	Custodian Service and Monitoring Agreement, dated April 30, 2003, between ING Equity Trust, MBIA Insurance Corporation and Bank of New York (ING Principal Protection Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.
(i)	Amended Schedule A, executed October 27, 2004, to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA and Bank of New York Company (ING Principal Protection Fund through ING Principal Protection Funds XIV) – Filed as an Exhibit to Post Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed on December 1, 2004 and incorporated herein by reference.

(ii)	Amendment, executed as of September 30, 2003, to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA and State Street Bank and Trust Company – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.
(2)	Custody Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.
(i)	Amended Exhibit A, dated June 19, 2006, with respect to the Custody Agreement between ING Equity Trust and The Bank of New York — Filed as an Exhibit to Post-Effective Amendment No.

14

73	to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.
(3)	Foreign Custody Manager Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.
(i)	Amended Exhibit A, dated June 19, 2006, with respect to the Foreign Custody Manager Agreement between ING Equity Trust and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.
(4)	Securities Lending Agreement and Guaranty dated August 7, 2003 between each Investment Company listed in Exhibit A and The Bank of New York — Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2003 and incorporated herein by reference.
(i)	Amended Exhibit A, dated June 19, 2006, with respect to the Securities Lending Agreement and Guaranty –Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.
(5)	The Bank of New York Cash Reserve Agreement dated March 31, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.
(i)	Amended Exhibit A, dated June 19, 2006, with respect to The Bank of New York Cash Reserve Agreement – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.
(h)	(1)	Agency Agreement dated November 30, 2000 between ING Pilgrim Investments, LLC and DST Systems, inc. (Principal Protection Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

15

(i)	Amended and Restated Exhibit A, dated June 19, 2006, with respect to the Agency Agreement between The Funds and DST Systems, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.
(2)	Restated Administrative Services Agreement between ING Equity Trust and ING Fund Services, LLC (ING Principal Protection Fund I through XIV), effective February 25, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A filed on September 27, 2004 and incorporated herein by reference.
(i)	Amended Schedule A, dated September 3, 2004, with respect to the Restated Administrative Services Agreement between ING Equity Trust and ING Fund Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A filed on September 27, 2004 and incorporated herein by reference.
(3)	Fund Accounting Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.
(i)	Amended Exhibit A, dated June 19, 2006, with respect to the Fund Accounting Agreement between ING Equity Trust and The Bank of New York –Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.
(4)	Financial Guaranty Agreement dated July 3, 2001 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.
(i)	First Amendment to the Financial Guaranty Agreement dated January 14, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

16

(ii)	Second Amendment to the Financial Guaranty Agreement dated March 28, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(iii)	Third Amendment to the Financial Guaranty Agreement dated August 20, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(iv)	Fourth Amendment to the Financial Guaranty Agreement dated October 30, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(v)	Fifth Amendment to the Financial Guaranty Agreement dated November 12, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(vi)	Sixth Amendment to the Financial Guaranty Agreement dated February 10, 2003 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(vii)	Seventh Amendment to the Financial Guaranty Agreement dated March 24, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

17

(viii)	Eighth Amendment to the Financial Guaranty Agreement dated September 26, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(ix)	Ninth Amendment to the Financial Guaranty Agreement dated January 31, 2004 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on May 7, 2004 and incorporated herein by reference.

(x)	Tenth Amendment to the Financial Guaranty Agreement dated June 10, 2004 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(xi)	ING Principal Protection Fund X Waiver of Financial Guaranty Agreement Terms dated January 11, 2005 between MBIA Insurance Corporation, ING Investment Management Co., and ING Investments, LLC — Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

(xii)	Eleventh Amendment, dated January 31, 2005, to the Financial Guaranty Agreement between MBIA Insurance Corporation, ING Investments, LLC, ING Equity Trust and ING Investment Management, Co – Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.
(5)	Administration Agreement dated September 23, 2002 between ING Equity Trust and ING Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

18

(i)	Amendment, effective November 10, 2004, to the Administration Agreement between ING Funds Services, LLC and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(ii)	Amended Schedule A, dated December 28, 2005, with respect to the Administration Agreement between ING Equity Trust and ING Funds Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.
(6)	Restated Administrative Services Agreement effective February 25, 2004 between ING Equity Trust and ING Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.
(i)	Amended Schedule A, dated November 2006 with respect to the Restated Administrative Services Agreement between ING Equity Trust and ING Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.
(7)	Shareholder Service Agreement made on September 23, 2002 between ING Equity Trust and ING Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.
(i)	Amended Fee Schedule, adjusted August 1, 2006, with respect to the Shareholder Service Agreement between ING Equity Trust and ING Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.
(8)	Shareholder Services Agreement made on September 1, 2004 between ING Equity Trust and ING Direct Securities, Inc. (Class O Shares) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

19

(i)	(1)	Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Financial Services Class C shares – Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A filed on May 28, 2004 and incorporated herein by reference.

	(2)	Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Financial Services and ING Real Estate Funds’ Class O shares – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A filed on June 14, 2004 and incorporated herein by reference.

	(3)	Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Principal Protection Fund XI – Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed on July 20, 2004 and incorporated herein by reference.

	(4)	Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Principal Protection Fund XII – Filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on October 28, 2004 and incorporated herein by reference.

	(5)	Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

	(6)	Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to Class I shares of ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A on April 28, 2005 and incorporated herein by reference.

	(7)	Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Fundamental Research Fund and ING Opportunistic LargeCap Fund – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

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(j)	(1)	Consent of Dechert LLP – To be filed by subsequent Post-Effective Amendment.

	(2)	Consent of KPMG LLP an independent registered public accounting firm – To be filed by subsequent Post-Effective Amendment.

(k)	(1)	Financial Statements of MBIA Insurance Corporation – MBIA Insurance Corporation’s audited financial statements – for the fiscal year ended December 31, 2005, Filed as an Exhibit to the Annual Report filed on Form 10-K by MBIA Inc. (its parent company) with the SEC on March 8, 2006, incorporated by reference.
(l)	Not applicable.
(m)	(1)	Fourth Amended and Restated Distribution and Service Plan (Classes A, B, C, Q and T Shares) dated August 20, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.
(i)	Amended Schedule A with respect to Fourth Amended and Restated Service and Distribution Plan for ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(ii)	Amended Schedule B with respect to the Fourth Amended and Restated Distribution and Service Plan for ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(iii)	Fee Waiver Letter, dated January 1, 2007, for ING Disciplined LargeCap Fund, ING MidCap Opportunities Fund, and ING SmallCap Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.
(2)	Service and Distribution Plan dated August 20, 2002 with regard to Class A shares of ING Convertible, ING Equity and Income and ING LargeCap Growth Funds – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

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(i)	Fee Waiver Letter, dated January 1, 2006, for ING Convertible Fund and ING Equity and Income Fund – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.
(3)	Service and Distribution Plan dated August 20, 2002 with regard to Class B shares of ING Financial Services Fund – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(4)	Service and Distribution Plan dated August 20, 2002 with regard to Class B shares of ING Convertible, ING Equity and Income, and ING LargeCap Growth Funds– Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(5)	Service and Distribution Plan dated August 20, 2002 with regard to Class C shares of ING Convertible, ING Equity and Income and ING LargeCap Growth Funds – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(6)	Service and Distribution Plan dated August 20, 2002 with regard to Class C shares of ING Financial Services Fund – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(7)	Shareholder Service Plan dated August 20, 2002 with regard to Class Q shares of ING Convertible, ING Equity and Income and ING LargeCap Growth Funds – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(8)	Shareholder Service Plan dated August 20, 2002 with regard to Class Q shares of ING Financial Services Fund – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(9)	Shareholder Service Plan dated June 3, 2004 with regard to ING Financial Services and ING Real Estate Funds Class O shares – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A on June 14, 2004 and incorporated herein by reference.

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(10)	Service and Distribution Plan dated August 20, 2002 with regard to ING Financial Services Fund Class A shares – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.
(i)	Waiver of Fee Payable, dated October 1, 2005, under Distribution Plan for Class A Shares of ING Financial Services Fund– Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.
(n)	(1)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated June 3, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1-A filed on June 14, 2004 and incorporated herein by reference.
(i)	Amended Schedule A with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(ii)	Amended Schedule B with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.
(o)	(1)	Not applicable.

(p)	(1)	ING Investment Management Co. (U.S.) dated August 2006 Code of Ethics – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

	(2)	Brandes Investment Partners, L.P. Code of Ethics – Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.
(i)	Amendment to Brandes Investment Partners, L.P. Code of Ethics – Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed on November 13, 2001 and incorporated herein by reference.

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(3)	Clarion CRA Securities, L.P. Code of Ethics dated October 23, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(4)	ING Funds and Advisers (“ING Investments, LLC”) Code of Ethics, effective June 1, 2004, as amended on October 1, 2004, February 1, 2005 and January 3, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A filed on July 21, 2006 and incorporated herein by reference.

(5)	Wellington Management Company, LLP Code of Ethics dated January 1, 2007- Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(6)	NWQ Investment Management Company, LLC Code of Ethics – Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A filed on February 25, 2005 and incorporated herein by reference.

(7)	Kayne Anderson Rudnick Management, LLC Code of Ethics dated revised January 1, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

	% Held by	% Held by ING
	ING National	Investments,	% Held by
Fund	Trus	LLC	ILIAC

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ITEM 25. INDEMNIFICATION
Section 4.3 of Registrant’s Declaration of Trust provides the following:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

(ii) the word “claim”, “action”, “suit” or “proceeding” shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words “liability” and “expenses” shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or Officer:

(i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of his Trust; or

(iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:
(A) by the court or other body approving the settlement or other disposition; or

(B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

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(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.
(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:
(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or
(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.
     As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.
     Section 8 of Registrant’s Administration Agreement provides for the indemnification of Registrant’s Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.
     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of

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appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER
     Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference thereto.
     Information as to the directors and officers of the sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the sub-advisers in the last two years, are included in their application for registration as investment advisers on Forms ADV for ING Clarion Real Estate Securities L.P. (File No. 801-49083), ING Investment Management Co. (File No. 801-9046); Wellington Management Company, LLP (File No. 801-15908); Brandes Investment Partners, L.P. (File No. 801-24896); and NWQ Investment Management Company, LLC (File No. 801-61379) and Kayne Anderson Rudnick Investment Management, LLC (File No. 801-24241).
ITEM 27. PRINCIPAL UNDERWRITER
     (a) ING Funds Distributor, LLC is the principal underwriter for ING Equity Trust, ING Mutual Funds; ING Funds Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Mayflower Trust; ING Senior Income Fund; ING Separate Portfolios Trust; ING Series Fund, Inc.; ING Variable Products Trust; ING Variable Insurance Trust; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.
     (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.
(c) Not applicable
ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
     All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (“1940 Act”) and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) ING

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Investments, LLC, (c) ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.), (d) the Transfer Agent, (e)-(i) the Sub-Advisers, (j) the Administrator and (k)-(l) the Custodians. The address of each is as follows:
(a)	ING Equity Trust 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258

(b)	ING Investments, LLC 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258

(c)	ING Funds Distributor, LLC 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258

(d)	DST Systems, Inc. P.O. Box 219368 Kansas City, Missouri 64141

(e)	ING Clarion Real Estate Securities L.P. 259 N. Radnor-Chester Road, Suite 205 Radnor, PA 19087

(f)	ING Investment Management Co. 230 Park Avenue New York, NY 10169

(g)	Wellington Management Company, LLP 75 State Street Boston, Massachusetts 02109

(h)	Brandes Investment Partners, L.P. 11988 El Camino Real, Suite 200 San Diego, California 92130-2083

(i)	NWQ Investment Management Company, LLC 2049 Century Park East, 16th Floor Los Angeles, California 90067

(j)	Tradewinds Global Investors, LLC 2049 Century Park East, 18th Floor Los Angeles, California 90067

(k)	ING Funds Services, LLC 7337 East Doubletree Ranch Rd.

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Scottsdale, Arizona 85258

(l)	The Bank of New York Mellon Corporation One Wall Street New York, NY 10286

(m)	Kayne Anderson Rudnick Investment Management, LLC 1800 Avenue of the Stars, 2nd Floor Los Angeles, CA 90067
ITEM 29. MANAGEMENT SERVICES
     Not applicable.
ITEM 30. UNDERTAKINGS
     (a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Trust’s outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.
     (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant’s latest annual and semi-annual reports to shareholders, upon request and without charge.
     (c) During the Guarantee Period, the Registrant hereby undertakes to mail notices to current shareholders promptly after the happening of significant events related to the financial guaranty issued by MBIA Insurance Corporation (“MBIA”) under the Financial Guaranty Agreement.
     These significant events include: (i) the termination of the Financial Guaranty Agreement; (ii) a default under the Financial Guaranty Agreement that has a material adverse effect on a shareholder’s right to receive his or her Guaranteed Amount on the Guarantee Maturity Date; (iii) the insolvency of MBIA; or (iv) a reduction in the credit rating of MBIA’s long-term debt as issued by Standard & Poor’s or Moody’s Investors Service, Inc. to BBB+ or lower or Baal or lower, respectively.
     (d) If at any time during the Guarantee Period during which the Registrant is required to file amendments to its registration statement under the Investment Company Act of 1940, as amended (the “1940 Act”), MBIA, Inc. (MBIA’s parent company) ceases to file periodic reports pursuant to the Securities Exchange Act of 1934, as amended (the “Exchange Act”), that includes MBIA’s financial statements (the “MBIA Financial Statements”), the Registrant hereby undertakes to update its registration statement on an annual basis under the 1940 Act to include MBIA’s audited financial statements, covering the periods that would otherwise have been required of MBIA by Form 10-K

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under the Exchange Act, to the extent these are available. Further, the Registrant undertakes under such circumstances to include as an exhibit to its’ registration statement, the consent of the independent auditors of the MBIA regarding such reports.
     (e) During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant’s annual and semiannual reports to shareholders, information as to where they may request the most recent annual and/or quarterly report of the MBIA that includes the MBIA Financial Statements filed under the Exchange Act free of charge.

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SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No.81 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 20 day of September, 2007.

ING EQUITY TRUST
By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

	Trustee	September 20, 2007
John G. Turner*

	President and Chief	September 20, 2007
Executive Officer
Shaun P. Mathews*

	Senior Vice President Chief/Principal Financial Officer and Assistant Secretary	September 20, 2007

Todd Modic*

	Trustee	September 20, 2007

John V. Boyer*

	Trustee	September 20, 2007

Patricia W. Chadwick*

	Trustee	September 20, 2007

Signature	Title	Date

J. Michael Earley*

	Trustee	September 20, 2007

Patrick W. Kenny *

	Trustee	September 20, 2007

Sheryl K. Pressler*

	Trustee	September 20, 2007

David W.C. Putnam*

	Trustee	September 20, 2007

Roger B. Vincent*

* By:	/s/ Huey P. Falgout, Jr.

Huey P. Falgout, Jr. Attorney-in-Fact**
** Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee were files as an attachment to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated hereto by reference.

EXHIBIT INDEX
ING Equity Trust

Exhibit
Number	Name of Exhibit
None